UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund

July 31, 2014

1.804853.110

CAI-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 66.2%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15	$ 2,770	$ 2,050
12% 11/1/14 pay-in-kind	4,113	4,103
Bombardier, Inc. 6.125% 1/15/23 (g)	9,295	9,156
GenCorp, Inc. 7.125% 3/15/21	2,610	2,825
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	3,912	4,088
7.125% 3/15/21	4,532	4,849
Triumph Group, Inc. 4.875% 4/1/21	9,715	9,594
		36,665
Air Transportation - 1.5%
Air Canada:
5.375% 11/15/22 (g)	3,313	3,404
7.75% 4/15/21 (g)	9,805	10,197
Allegiant Travel Co. 5.5% 7/15/19	3,350	3,388
Aviation Capital Group Corp. 4.625% 1/31/18 (g)	6,886	7,288
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	2,696	2,934
6.125% 4/29/18	3,325	3,558
7.25% 11/10/19	11,205	13,082
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	27,368	32,311
8.021% 8/10/22	10,870	12,697
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22	4,930	4,893
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	6,991	7,998
8.028% 11/1/17	1,842	2,064
U.S. Airways Group, Inc. 6.125% 6/1/18	14,805	15,582
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	11,806	13,872
Series 2012-2 Class B, 6.75% 12/3/22	3,463	3,801
Series 2013-1 Class B, 5.375% 5/15/23	4,615	4,788
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	12,542	14,267
United Continental Holdings, Inc. 6.375% 6/1/18	1,935	2,070
		158,194
Automotive - 2.5%
Affinia Group, Inc. 7.75% 5/1/21	2,035	2,096
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (g)(i)	4,670	4,682
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Chassix, Inc.:
9.25% 8/1/18 (g)	$ 16,965	$ 18,025
9.25% 8/1/18	100	106
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	18,680	19,894
8.25% 6/15/21	18,680	20,548
Dana Holding Corp.:
5.375% 9/15/21	7,475	7,662
6% 9/15/23	7,475	7,793
6.5% 2/15/19	6,056	6,276
6.75% 2/15/21	3,618	3,826
Delphi Corp. 5% 2/15/23	17,854	19,171
Exide Technologies 8.625% 2/1/18 (d)	5,526	2,874
General Motors Acceptance Corp. 8% 11/1/31	63,914	79,413
International Automotive Components Group SA 9.125% 6/1/18 (g)	14,445	15,312
Lear Corp. 4.75% 1/15/23	12,337	12,144
LKQ Corp. 4.75% 5/15/23	2,190	2,113
Pittsburgh Glass Works LLC 8% 11/15/18 (g)	4,505	4,832
Schaeffler Finance BV 4.75% 5/15/21 (g)	9,740	9,886
Stoneridge, Inc. 9.5% 10/15/17 (g)	5,694	5,979
Tenneco, Inc. 6.875% 12/15/20	15,510	16,681
		259,313
Banks & Thrifts - 3.3%
Ally Financial, Inc.:
7.5% 9/15/20	79,750	91,912
8% 3/15/20	57,127	66,839
GMAC LLC 8% 11/1/31	146,276	182,479
		341,230
Broadcasting - 0.9%
AMC Networks, Inc. 4.75% 12/15/22	5,930	5,915
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (i)	34,360	34,275
Sinclair Television Group, Inc. 5.375% 4/1/21	9,805	9,817
Sirius XM Radio, Inc.:
4.25% 5/15/20 (g)	12,765	12,286
4.625% 5/15/23 (g)	4,925	4,580
5.25% 8/15/22 (g)	15,410	16,103
Starz LLC/Starz Finance Corp. 5% 9/15/19	8,945	9,079
		92,055
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	$ 3,005	$ 3,013
Cable TV - 4.5%
Altice S.A. 7.75% 5/15/22 (g)	63,820	65,256
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	12,705	12,260
5.25% 3/15/21	19,210	19,114
5.25% 9/30/22	15,055	14,754
5.75% 9/1/23	7,715	7,715
6.625% 1/31/22	27,120	28,476
7.375% 6/1/20	12,500	13,344
DISH DBS Corp.:
5% 3/15/23	49,800	48,804
5.125% 5/1/20	1,000	1,020
5.875% 7/15/22	75,965	79,383
6.75% 6/1/21	21,955	24,151
Lynx I Corp. 5.375% 4/15/21 (g)	6,265	6,328
Lynx II Corp. 6.375% 4/15/23 (g)	3,545	3,722
Numericable Group SA:
4.875% 5/15/19 (g)	17,085	17,170
6% 5/15/22 (g)	71,245	71,601
6.25% 5/15/24 (g)	36,500	36,683
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	3,240	3,451
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)	10,690	10,743
Virgin Media Finance PLC 4.875% 2/15/22	10,880	10,173
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (g)(i)	2,525	2,601
		476,749
Capital Goods - 0.1%
McDermott International, Inc. 8% 5/1/21 (g)	11,125	11,348
Chemicals - 2.6%
Axiall Corp. 4.875% 5/15/23	3,075	2,998
Chemtura Corp. 5.75% 7/15/21	5,030	5,131
Eagle Spinco, Inc. 4.625% 2/15/21	5,220	5,103
Hexion U.S. Finance Corp. 6.625% 4/15/20	22,825	23,738
LSB Industries, Inc. 7.75% 8/1/19	3,620	3,882
Momentive Performance Materials, Inc. 10% 10/15/20	35,212	36,444
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	85,120	89,163
Nufarm Australia Ltd. 6.375% 10/15/19 (g)	4,160	4,306
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (g)(i)	$ 14,530	$ 15,116
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20	6,705	7,342
PolyOne Corp.:
5.25% 3/15/23	6,005	6,035
7.375% 9/15/20	4,506	4,833
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (g)	4,240	4,314
Rockwood Specialties Group, Inc. 4.625% 10/15/20	18,450	19,188
Taminco Global Chemical Corp. 9.75% 3/31/20 (g)	2,660	2,919
TPC Group, Inc. 8.75% 12/15/20 (g)	14,165	15,475
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	17,424	18,339
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	4,750	5,047
		269,373
Consumer Products - 0.7%
Elizabeth Arden, Inc. 7.375% 3/15/21	4,027	4,158
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)	2,500	2,363
NBTY, Inc. 9% 10/1/18	12,257	12,778
Prestige Brands, Inc. 8.125% 2/1/20	1,650	1,807
Revlon Consumer Products Corp. 5.75% 2/15/21	37,745	38,311
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	2,820	2,968
6.625% 11/15/22	3,335	3,535
Tempur Sealy International, Inc. 6.875% 12/15/20	3,880	4,127
		70,047
Containers - 1.9%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(i)	29,800	29,695
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (g)	4,440	4,240
6.25% 1/31/19 (g)	12,530	12,499
6.75% 1/31/21 (g)	6,825	6,808
7% 11/15/20 (g)	1,029	1,013
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (g)	12,250	12,311
6% 6/15/17 (g)	6,255	6,216
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	4,335	4,335
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Crown Cork & Seal, Inc.:
7.375% 12/15/26	$ 4,845	$ 5,366
7.5% 12/15/96	12,871	12,131
Graphic Packaging International, Inc. 4.75% 4/15/21	3,080	3,088
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	26,515	27,045
6.875% 2/15/21	15,185	16,001
7.125% 4/15/19	10,137	10,517
8.25% 2/15/21	18,196	19,288
8.5% 5/15/18 (e)	1,070	1,110
9% 4/15/19	7,985	8,324
9.875% 8/15/19	9,140	9,848
Sealed Air Corp. 5.25% 4/1/23 (g)	5,010	4,935
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	5,594	6,111
		200,881
Diversified Financial Services - 6.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (g)	20,650	20,444
Aircastle Ltd.:
4.625% 12/15/18	7,795	7,931
7.625% 4/15/20	7,830	8,946
CIT Group, Inc.:
5% 8/15/22	17,330	17,893
5.375% 5/15/20	21,665	22,965
5.5% 2/15/19 (g)	30,275	32,319
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	17,515	17,603
5.875% 2/1/22	73,165	74,583
6% 8/1/20	60,435	63,003
International Lease Finance Corp.:
4.625% 4/15/21	4,735	4,723
5.875% 4/1/19	60,890	64,696
5.875% 8/15/22	20,190	21,553
6.25% 5/15/19	47,055	51,055
7.125% 9/1/18 (g)	15,093	17,281
8.25% 12/15/20	45,847	55,131
8.625% 1/15/22	46,340	57,288
Opal Acquisition, Inc. 8.875% 12/15/21 (g)	10,420	10,733
SLM Corp.:
5.5% 1/25/23	64,245	61,996
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
SLM Corp.: - continued
7.25% 1/25/22	$ 27,665	$ 30,293
8% 3/25/20	15,115	17,080
		657,516
Diversified Media - 1.3%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	15,960	16,678
6.5% 11/15/22	43,150	45,308
Liberty Media Corp.:
8.25% 2/1/30	14,848	16,407
8.5% 7/15/29	9,940	11,033
MDC Partners, Inc. 6.75% 4/1/20 (g)	11,395	11,851
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	6,170	6,077
Quebecor Media, Inc. 5.75% 1/15/23	15,820	15,978
WMG Acquisition Corp.:
5.625% 4/15/22 (g)	2,410	2,398
6.75% 4/15/22 (g)	9,650	9,433
		135,163
Electric Utilities - 3.5%
Calpine Corp. 7.875% 1/15/23 (g)	49,481	53,563
Energy Future Holdings Corp.:
10.875% 11/1/17	7,994	9,273
11.25% 11/1/17 pay-in-kind (i)	147	171
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21	77,278	86,551
12.25% 3/1/22 (g)	66,010	79,212
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (g)	2,720	2,689
Mirant Americas Generation LLC 9.125% 5/1/31	8,735	8,429
Puget Energy, Inc. 5.625% 7/15/22	7,775	8,949
RJS Power Holdings LLC 5.125% 7/15/19 (g)	11,305	11,135
The AES Corp.:
4.875% 5/15/23	11,060	10,424
5.5% 3/15/24	6,645	6,512
TXU Corp.:
5.55% 11/15/14	4,137	3,061
6.5% 11/15/24	39,570	29,282
6.55% 11/15/34	74,878	55,410
		364,661
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - 7.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	$ 6,625	$ 6,824
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (g)	20,540	19,821
7.375% 11/1/21 (g)	18,390	17,746
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	6,410	6,057
6.625% 10/1/20	9,485	9,864
Basic Energy Services, Inc. 7.75% 10/15/22	7,490	8,108
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625% 8/1/20	10,080	11,491
Chaparral Energy, Inc. 9.875% 10/1/20	4,495	4,945
Citgo Petroleum Corp. 6.25% 8/15/22 (g)	16,530	17,026
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (g)	8,120	8,019
Concho Resources, Inc.:
5.5% 4/1/23	27,015	27,961
6.5% 1/15/22	16,925	18,025
Continental Resources, Inc. 5% 9/15/22	16,215	17,391
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (g)	7,665	7,914
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	14,965	15,489
Denbury Resources, Inc. 5.5% 5/1/22	13,865	13,622
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	15,060
Edgen Murray Corp. 8.75% 11/1/20 (g)	7,898	8,846
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (g)	6,590	7,002
Energy Partners Ltd. 8.25% 2/15/18	27,773	29,023
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (g)	8,075	8,035
Forbes Energy Services Ltd. 9% 6/15/19	10,305	10,460
Forum Energy Technologies, Inc. 6.25% 10/1/21 (g)	5,605	5,885
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	4,655	4,702
Goodrich Petroleum Corp. 8.875% 3/15/19	9,323	9,766
Halcon Resources Corp.:
8.875% 5/15/21	8,280	8,591
9.75% 7/15/20	5,220	5,585
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (g)	7,700	8,220
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (g)	$ 10,284	$ 11,030
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (g)	8,535	8,652
5.625% 11/15/23 (g)	10,310	10,619
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22 (Reg. S)	12,325	13,434
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	4,850	5,032
Newfield Exploration Co. 5.625% 7/1/24	10,950	11,826
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,500	4,793
Offshore Group Investment Ltd.:
7.125% 4/1/23	27,810	27,462
7.5% 11/1/19	5,135	5,289
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	19,835	21,273
Precision Drilling Corp.:
5.25% 11/15/24 (g)	11,215	11,162
6.5% 12/15/21	2,505	2,662
QEP Resources, Inc. 5.25% 5/1/23	12,370	12,370
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	8,470	9,698
Range Resources Corp.:
5% 8/15/22	12,165	12,469
5% 3/15/23	18,145	18,644
5.75% 6/1/21	4,120	4,347
Rice Energy, Inc. 6.25% 5/1/22 (g)	6,735	6,668
Rosetta Resources, Inc. 5.625% 5/1/21	9,115	9,183
Sabine Pass Liquefaction LLC:
5.625% 2/1/21	9,825	10,169
5.625% 4/15/23	14,740	14,961
5.75% 5/15/24 (g)	16,315	16,560
SemGroup Corp. 7.5% 6/15/21	8,325	8,970
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	29,836
8% 3/1/32	12,475	17,082
Southern Star Central Corp. 5.125% 7/15/22 (g)	6,750	6,750
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,004	6,319
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	7,058	7,570
Summit Midstream Holdings LLC 7.5% 7/1/21	4,145	4,497
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (g)	$ 4,265	$ 4,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23	2,520	2,558
6.875% 2/1/21	7,214	7,629
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	7,506
Tesoro Corp. 5.375% 10/1/22	6,925	6,960
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	2,090	2,142
6.125% 10/15/21	5,880	6,115
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)	4,031	4,233
W&T Offshore, Inc. 8.5% 6/15/19	9,920	10,565
Western Refining, Inc. 6.25% 4/1/21	12,615	12,930
Whiting Petroleum Corp.:
5% 3/15/19	7,735	8,102
5.75% 3/15/21	7,735	8,450
WPX Energy, Inc. 6% 1/15/22	16,060	16,783
		759,278
Entertainment/Film - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (g)	2,380	2,374
5.625% 2/15/24 (g)	2,570	2,567
Cinemark U.S.A., Inc.:
4.875% 6/1/23	9,870	9,648
5.125% 12/15/22	2,845	2,866
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (g)	4,865	5,084
Regal Entertainment Group 5.75% 2/1/25	2,760	2,753
		25,292
Environmental - 0.3%
Clean Harbors, Inc.:
5.125% 6/1/21	5,880	5,851
5.25% 8/1/20	7,105	7,158
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,940
7.25% 12/1/20	12,151	13,002
		33,951
Food & Drug Retail - 1.1%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (g)(i)	9,330	9,470
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - continued
BI-LO LLC/BI-LO Finance Corp.: - continued
9.25% 2/15/19 (g)	$ 20,502	$ 21,937
JBS Investments GmbH 7.25% 4/3/24 (g)	14,555	15,096
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	22,010	24,211
Rite Aid Corp.:
6.75% 6/15/21	30,330	31,543
9.25% 3/15/20	7,595	8,506
Roundy's Supermarket, Inc. 10.25% 12/15/20 (g)	2,610	2,727
Tops Markets LLC 8.875% 12/15/17	5,450	5,900
		119,390
Food/Beverage/Tobacco - 1.1%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,311
Barry Callebaut Services NV 5.5% 6/15/23 (g)	12,055	12,749
ESAL GmbH 6.25% 2/5/23 (g)	20,045	19,594
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	11,155	11,936
H.J. Heinz Co. 4.25% 10/15/20	19,605	19,482
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (g)	3,220	3,180
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (g)	7,350	7,865
8.25% 2/1/20 (g)	7,110	7,679
Post Holdings, Inc.:
6% 12/15/22 (g)	6,040	5,980
7.375% 2/15/22	5,200	5,538
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (g)	2,915	3,185
TreeHouse Foods, Inc. 4.875% 3/15/22	4,150	4,140
		111,639
Gaming - 2.7%
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)	65,105	65,593
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18	4,125	4,187
4.875% 11/1/20	10,795	10,957
5.375% 11/1/23	8,565	8,731
Graton Economic Development Authority 9.625% 9/1/19 (g)	21,760	24,208
MCE Finance Ltd. 5% 2/15/21 (g)	22,124	21,958
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (g)(i)	7,221	7,221
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	$ 8,716	$ 9,631
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (g)	41,190	42,220
11% 10/1/21 (g)	42,665	44,905
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	2,664	303
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (g)	14,815	13,926
5.375% 3/15/22	12,000	12,180
7.75% 8/15/20	9,138	9,846
Wynn Macau Ltd. 5.25% 10/15/21 (g)	10,310	10,310
		286,176
Healthcare - 3.1%
AmSurg Corp. 5.625% 7/15/22 (g)	10,945	11,000
CTR Partnership LP / CareTrust Capital Corp. 5.875% 6/1/21 (g)	1,805	1,810
Gentiva Health Services, Inc. 11.5% 9/1/18	14,015	14,856
HCA Holdings, Inc.:
4.75% 5/1/23	12,395	12,240
5.875% 5/1/23	33,560	34,567
6.25% 2/15/21	11,290	11,917
7.5% 2/15/22	10,725	12,146
HealthSouth Corp. 5.75% 11/1/24	6,235	6,516
InVentiv Health, Inc. 11% 8/15/18 (g)	2,237	2,024
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (g)(i)	11,285	11,482
MPH Acquisition Holdings LLC 6.625% 4/1/22 (g)	5,205	5,335
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	9,445	10,059
6.875% 5/1/21	21,720	23,349
Omega Healthcare Investors, Inc. 6.75% 10/15/22	10,615	11,411
Polymer Group, Inc.:
6.875% 6/1/19 (g)	4,515	4,549
7.75% 2/1/19	3,667	3,850
ResCare, Inc. 10.75% 1/15/19	6,775	7,317
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	6,230	6,214
5.5% 2/1/21	5,430	5,566
Salix Pharmaceuticals Ltd. 6% 1/15/21 (g)	9,510	9,938
Tenet Healthcare Corp. 6.875% 11/15/31	23,140	22,214
Truven Health Analytics, Inc. 10.625% 6/1/20	9,085	9,857
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Valeant Pharmaceuticals International:
5.625% 12/1/21 (g)	$ 24,620	$ 24,682
6.75% 8/15/21 (g)	9,534	9,915
7.5% 7/15/21 (g)	20,115	21,724
VPI Escrow Corp. 6.375% 10/15/20 (g)	35,870	37,036
		331,574
Homebuilders/Real Estate - 2.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	6,475	6,637
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	5,010	5,254
CBRE Group, Inc. 5% 3/15/23	29,650	29,502
D.R. Horton, Inc.:
4.375% 9/15/22	11,400	11,229
4.75% 2/15/23	4,510	4,454
5.75% 8/15/23	3,865	4,078
Howard Hughes Corp. 6.875% 10/1/21 (g)	24,190	25,460
Realogy Corp.:
7.625% 1/15/20 (g)	13,580	14,632
7.875% 2/15/19 (g)	13,668	14,420
9% 1/15/20 (g)	8,005	8,886
Standard Pacific Corp.:
8.375% 5/15/18	5,670	6,506
8.375% 1/15/21	10,900	12,617
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (g)	14,750	14,529
7.75% 4/15/20 (g)	5,715	6,115
Toll Brothers Finance Corp.:
4.375% 4/15/23	13,170	12,643
5.875% 2/15/22	1,030	1,105
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (g)	6,675	6,575
5.875% 6/15/24 (g)	16,130	16,372
William Lyon Homes, Inc. 8.5% 11/15/20	4,975	5,485
		206,499
Hotels - 0.3%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,278
FelCor Lodging LP 5.625% 3/1/23	8,085	8,085
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Hotels - continued
Playa Resorts Holding BV 8% 8/15/20 (g)	$ 11,880	$ 12,533
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21	8,675	8,610
		32,506
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	14,330	14,688
Leisure - 0.2%
24 Hour Holdings III LLC 8% 6/1/22 (g)	4,530	4,337
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)	3,048	3,162
Six Flags Entertainment Corp. 5.25% 1/15/21 (g)	14,515	14,442
		21,941
Metals/Mining - 0.8%
Aleris International, Inc.:
6% 6/1/20 (g)	151	300
9% 12/15/14 pay-in-kind (d)(i)	12,670	0
First Quantum Minerals Ltd.:
6.75% 2/15/20 (g)	16,000	16,320
7% 2/15/21 (g)	12,902	13,289
7.25% 5/15/22 (g)	11,260	11,584
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (e)(g)	6,027	2,531
Mirabela Nickel Ltd. 8.75% 4/15/18 (d)(g)	3,145	755
New Gold, Inc. 7% 4/15/20 (g)	3,050	3,256
Prince Mineral Holding Corp. 12% 12/15/19 (g)	3,255	3,648
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (g)	8,460	8,756
8.25% 1/15/21 (g)	4,470	4,638
Walter Energy, Inc. 9.5% 10/15/19 (g)	14,495	14,423
		79,500
Paper - 0.2%
Boise Cascade Co. 6.375% 11/1/20	2,860	3,017
NewPage Corp.:
0% 5/1/49 (d)(i)	6,337	0*
11.375% 12/31/14 (d)	12,582	0
Sappi Papier Holding GmbH 7.75% 7/15/17 (g)	1,060	1,163
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	14,885	15,890
		20,070
Publishing/Printing - 0.9%
Cenveo Corp.:
6% 8/1/19 (g)	6,545	6,332
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Cenveo Corp.: - continued
8.5% 9/15/22 (g)	$ 11,260	$ 10,922
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	29,430	32,814
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(i)	19,945	19,347
R.R. Donnelley & Sons Co.:
6% 4/1/24	4,890	4,841
7% 2/15/22	7,600	8,284
7.875% 3/15/21	9,735	11,001
		93,541
Railroad - 0.1%
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	6,560	7,036
Restaurants - 0.0%
Landry's Acquisition Co. 9.375% 5/1/20 (g)	1,820	1,975
Services - 1.7%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	2,400	2,604
APX Group, Inc.:
6.375% 12/1/19	10,095	10,095
8.75% 12/1/20	13,860	13,514
Audatex North America, Inc.:
6% 6/15/21 (g)	19,605	20,536
6.125% 11/1/23 (g)	2,995	3,130
Bakercorp International, Inc. 8.25% 6/1/19	8,035	8,115
Bankrate, Inc. 6.125% 8/15/18 (g)	7,685	8,108
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)	4,125	4,290
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (g)	7,770	8,003
Garda World Security Corp. 7.25% 11/15/21 (g)	4,645	4,726
Iron Mountain, Inc. 5.75% 8/15/24	7,925	7,925
Laureate Education, Inc. 9.25% 9/1/19 (g)	61,085	61,085
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	3,020	3,141
TMS International Corp. 7.625% 10/15/21 (g)	2,170	2,300
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (i)	3,370	3,505
United Rentals North America, Inc. 8.375% 9/15/20	17,041	18,362
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (g)(i)	1,980	2,079
		181,518
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Shipping - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	$ 11,670	$ 11,816
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (g)	12,950	13,177
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	10,180	10,384
Teekay Corp. 8.5% 1/15/20	10,097	11,536
Western Express, Inc. 12.5% 4/15/15 (g)	10,612	8,967
		55,880
Steel - 0.4%
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	14,420	15,267
11.25% 10/15/18	21,190	23,415
Steel Dynamics, Inc. 5.25% 4/15/23	4,670	4,705
		43,387
Super Retail - 0.5%
Asbury Automotive Group, Inc. 8.375% 11/15/20	3,530	3,857
CST Brands, Inc. 5% 5/1/23	2,640	2,607
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (g)(i)	5,185	5,444
L Brands, Inc. 5.625% 10/15/23	10,310	10,903
Limited Brands, Inc. 5.625% 2/15/22	14,745	15,482
Netflix, Inc. 5.375% 2/1/21 (g)	7,725	7,976
Sonic Automotive, Inc. 5% 5/15/23	1,610	1,546
The Men's Wearhouse, Inc. 7% 7/1/22 (g)	4,165	4,332
		52,147
Technology - 3.4%
Activision Blizzard, Inc.:
5.625% 9/15/21 (g)	50,160	52,668
6.125% 9/15/23 (g)	16,390	17,660
ADT Corp. 6.25% 10/15/21	32,065	33,187
Advanced Micro Devices, Inc. 7% 7/1/24 (g)	11,530	11,242
Brocade Communications Systems, Inc. 4.625% 1/15/23	6,460	6,202
Ceridian HCM Holding, Inc. 11% 3/15/21 (g)	4,675	5,330
Entegris, Inc. 6% 4/1/22 (g)	3,215	3,319
First Data Corp.:
6.75% 11/1/20 (g)	6,296	6,642
8.75% 1/15/22 pay-in-kind (g)(i)	14,205	15,253
11.25% 1/15/21	5,658	6,408
11.75% 8/15/21	20,353	23,762
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Flextronics International Ltd.:
4.625% 2/15/20	$ 11,210	$ 11,350
5% 2/15/23	12,150	12,332
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(i)	4,800	4,752
Lucent Technologies, Inc.:
6.45% 3/15/29	31,969	30,850
6.5% 1/15/28	14,731	14,215
Nuance Communications, Inc. 5.375% 8/15/20 (g)	5,080	5,131
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (g)	11,130	11,019
5.75% 2/15/21 (g)	9,665	10,052
5.75% 3/15/23 (g)	5,970	6,164
Seagate HDD Cayman:
4.75% 6/1/23 (g)	19,755	19,953
4.75% 1/1/25 (g)	11,170	11,002
Sensata Technologies BV:
4.875% 10/15/23 (g)	5,010	4,960
6.5% 5/15/19 (g)	14,750	15,414
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (g)(i)	7,770	7,848
VeriSign, Inc. 4.625% 5/1/23	8,755	8,536
		355,251
Telecommunications - 9.8%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (g)	17,025	17,366
8.875% 1/1/20 (g)	5,800	6,438
Altice Financing SA:
6.5% 1/15/22 (g)	26,701	27,435
7.875% 12/15/19 (g)	9,310	10,044
Altice Finco SA:
8.125% 1/15/24 (g)	21,880	23,248
9.875% 12/15/20 (g)	10,945	12,368
Citizens Communications Co.:
7.875% 1/15/27	9,275	9,530
9% 8/15/31	13,178	14,035
Columbus International, Inc. 7.375% 3/30/21 (g)	9,005	9,500
Consolidated Communications, Inc. 10.875% 6/1/20	4,930	5,719
Crown Castle International Corp. 5.25% 1/15/23	17,075	17,246
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	7,190	7,585
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Digicel Group Ltd.:
6% 4/15/21 (g)	$ 72,185	$ 73,448
7% 2/15/20 (g)	2,110	2,237
7.125% 4/1/22 (g)	78,745	79,926
8.25% 9/30/20 (g)	100,234	108,002
Eileme 2 AB 11.625% 1/31/20 (g)	20,050	23,534
FairPoint Communications, Inc. 8.75% 8/15/19 (g)	9,715	10,395
Frontier Communications Corp. 8.5% 4/15/20	26,838	30,931
Intelsat Jackson Holdings SA:
5.5% 8/1/23	39,705	38,117
7.25% 4/1/19	30,640	32,172
7.25% 10/15/20	11,740	12,386
7.5% 4/1/21	23,650	25,246
j2 Global, Inc. 8% 8/1/20	7,245	7,825
Level 3 Communications, Inc. 8.875% 6/1/19	3,435	3,710
MasTec, Inc. 4.875% 3/15/23	10,365	10,171
Millicom International Cellular SA 4.75% 5/22/20 (g)	5,180	5,115
NII International Telecom S.C.A.:
7.875% 8/15/19 (g)	10,605	8,749
11.375% 8/15/19 (g)	6,140	5,158
Pacnet Ltd. 9% 12/12/18 (g)	700	763
SBA Telecommunications, Inc. 5.75% 7/15/20	12,075	12,528
Sprint Capital Corp.:
6.875% 11/15/28	47,474	46,287
8.75% 3/15/32	20,811	23,100
Sprint Corp. 7.125% 6/15/24 (g)	16,160	16,483
T-Mobile U.S.A., Inc.:
6.125% 1/15/22	18,850	19,392
6.25% 4/1/21	34,470	36,021
6.5% 1/15/24	37,910	39,521
6.625% 4/1/23	42,130	44,237
6.633% 4/28/21	17,324	18,190
6.731% 4/28/22	8,425	8,825
6.836% 4/28/23	10,537	11,169
TW Telecom Holdings, Inc.:
5.375% 10/1/22	29,245	31,658
5.375% 10/1/22	11,767	12,738
6.375% 9/1/23	13,986	15,822
U.S. West Communications:
7.25% 9/15/25	1,480	1,721
7.25% 10/15/35	5,745	5,923
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Wind Acquisition Finance SA:
4.75% 7/15/20 (g)	$ 28,195	$ 27,561
7.375% 4/23/21 (g)	26,900	28,043
		1,037,618
Textiles & Apparel - 0.2%
PVH Corp. 4.5% 12/15/22	21,264	20,573
Springs Industries, Inc. 6.25% 6/1/21	2,990	2,983
		23,556
TOTAL NONCONVERTIBLE BONDS (Cost $6,623,274)		6,970,621
Common Stocks - 20.3%
	Shares
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	0
Air Transportation - 1.0%
American Airlines Group, Inc.	741,500	28,807
Delta Air Lines, Inc.	1,925,034	72,112
		100,919
Automotive - 0.9%
Delphi Automotive PLC	370,000	24,716
General Motors Co.:
warrants 7/10/16 (a)	371,283	9,115
warrants 7/10/19 (a)	371,283	6,275
Motors Liquidation Co. GUC Trust (a)	97,361	2,346
Tenneco, Inc. (a)	320,700	20,429
TRW Automotive Holdings Corp. (a)	284,926	29,145
		92,026
Broadcasting - 0.8%
AMC Networks, Inc. Class A (a)	436,400	26,127
Sinclair Broadcast Group, Inc. Class A (f)	1,743,000	56,316
		82,443
Building Materials - 0.0%
Nortek, Inc. warrants 12/7/14 (a)	27,280	818
Ply Gem Holdings, Inc. (a)	41,200	343
		1,161
Cable TV - 0.9%
Comcast Corp. Class A	453,300	24,356
Common Stocks - continued
	Shares	Value (000s)
Cable TV - continued
Time Warner Cable, Inc.	215,000	$ 31,197
Time Warner, Inc.	500,000	41,510
		97,063
Capital Goods - 0.1%
Remy International, Inc. (a)	380,502	8,439
Chemicals - 0.6%
Axiall Corp.	375,000	16,061
LyondellBasell Industries NV Class A	431,745	45,873
		61,934
Consumer Products - 1.1%
Michael Kors Holdings Ltd. (a)	473,600	38,589
Reddy Ice Holdings, Inc. (a)	496,439	1,787
Revlon, Inc. (a)	930,000	28,365
Whirlpool Corp.	305,000	43,505
		112,246
Containers - 0.3%
Graphic Packaging Holding Co. (a)	2,800,000	33,600
Rock-Tenn Co. Class A	22,096	2,197
		35,797
Diversified Financial Services - 0.3%
Penson Worldwide, Inc. Class A	10,322,034	0
Springleaf Holdings, Inc. (f)	1,100,000	28,798
Diversified Media - 0.1%
Interpublic Group of Companies, Inc.	716,648	14,125
Electric Utilities - 0.0%
Portland General Electric Co.	14,817	473
Energy - 0.9%
EOG Resources, Inc.	200,900	21,986
EP Energy Corp. (f)	716,800	14,336
Northern Tier Energy LP Class A	800,000	19,968
Ocean Rig UDW, Inc. (United States)	1,620,000	28,301
Parsley Energy, Inc. Class A	506,900	11,441
		96,032
Food & Drug Retail - 0.5%
CVS Caremark Corp.	650,000	49,634
Food/Beverage/Tobacco - 0.4%
Keurig Green Mountain, Inc.	143,010	17,058
Common Stocks - continued
	Shares	Value (000s)
Food/Beverage/Tobacco - continued
Monster Beverage Corp. (a)	360,000	$ 23,026
WhiteWave Foods Co. (a)	205,100	6,110
		46,194
Gaming - 1.6%
Las Vegas Sands Corp.	664,000	49,036
Melco Crown Entertainment Ltd. sponsored ADR	1,731,200	57,476
PB Investor I LLC (a)	170,582	442
Station Holdco LLC (a)(j)(k)	22,418,968	58,065
Station Holdco LLC:
unit (a)(j)(k)	256,968	98
warrants 6/15/18 (a)(j)(k)	894,280	340
		165,457
Healthcare - 2.1%
Express Scripts Holding Co. (a)	292,000	20,338
Gilead Sciences, Inc. (a)	485,000	44,402
HCA Holdings, Inc. (a)	847,900	55,376
Rotech Healthcare, Inc.	185,710	3,433
Salix Pharmaceuticals Ltd. (a)	375,000	49,466
Valeant Pharmaceuticals International (Canada) (a)	460,000	53,929
		226,944
Homebuilders/Real Estate - 0.7%
American Tower Corp.	11,612	1,096
Lennar Corp. Class A	690,000	24,999
PulteGroup, Inc.	820,000	14,473
Realogy Holdings Corp. (a)	51,500	1,893
Standard Pacific Corp. (a)	2,000,000	15,080
Taylor Morrison Home Corp. (a)	1,000,000	17,780
		75,321
Hotels - 0.2%
Extended Stay America, Inc. unit	1,133,500	25,549
Metals/Mining - 0.1%
Aleris International, Inc. (a)(k)	127,520	4,105
OCI Resources LP	350,000	8,456
		12,561
Publishing/Printing - 0.0%
Haights Cross Communications, Inc. (a)	49,867	0
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(k)	127,577	191
Time, Inc. (a)	62,500	1,506
		1,697
Common Stocks - continued
	Shares	Value (000s)
Restaurants - 0.6%
Fiesta Restaurant Group, Inc. (a)	500,000	$ 22,690
Starbucks Corp.	446,500	34,684
Texas Roadhouse, Inc. Class A	103,937	2,586
		59,960
Services - 1.4%
Air Lease Corp. Class A	549,800	18,941
Hertz Global Holdings, Inc. (a)	728,000	20,544
Penhall Acquisition Co.:
Class A (a)	26,163	2,196
Class B (a)	8,721	732
ServiceMaster Global Holdings, Inc.	494,900	8,695
United Rentals, Inc. (a)	650,000	68,835
Visa, Inc. Class A	93,000	19,624
WP Rocket Holdings, Inc.	5,703,255	7,129
		146,696
Shipping - 0.3%
DeepOcean Group Holding BV (a)(g)	1,138,931	28,855
U.S. Shipping Partners Corp. (a)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		28,855
Super Retail - 1.2%
Best Buy Co., Inc.	560,000	16,649
Dollar General Corp. (a)	650,000	35,900
Home Depot, Inc.	325,000	26,276
Lowe's Companies, Inc.	550,000	26,318
priceline.com, Inc. (a)	19,300	23,979
		129,122
Technology - 3.4%
Apple, Inc.	446,600	42,682
Broadcom Corp. Class A	450,000	17,217
CDW Corp.	1,796,100	55,482
Eaton Corp. PLC	217,700	14,786
Facebook, Inc. Class A (a)	625,000	45,406
Freescale Semiconductor, Inc. (a)	473,900	9,487
Google, Inc.:
Class A (a)	39,900	23,124
Class C (a)	39,900	22,807
MagnaChip Semiconductor Corp. (a)	219,804	3,079
NXP Semiconductors NV (a)	581,000	36,225
Common Stocks - continued
	Shares	Value (000s)
Technology - continued
Skyworks Solutions, Inc.	1,749,234	$ 88,791
Spansion, Inc. Class A (a)	10,172	193
		359,279
Telecommunications - 0.3%
T-Mobile U.S., Inc. (a)	978,600	32,235
Textiles & Apparel - 0.5%
Arena Brands Holding Corp. Class B (a)(k)	659,302	3,257
G-III Apparel Group Ltd. (a)	300,000	23,301
PVH Corp.	200,000	22,036
		48,594
TOTAL COMMON STOCKS (Cost $1,665,896)		2,139,554
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.0%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	199,717	1,525
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.9%
Ally Financial, Inc. 7.00% (g)	81,450	81,043
Goldman Sachs Group, Inc. Series K, 6.375%	555,736	14,221
		95,264
Services - 0.0%
WP Rocket Holdings, Inc. 15.00%	4,173,457	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		95,264
TOTAL PREFERRED STOCKS (Cost $66,194)		96,789
Bank Loan Obligations - 4.6%
	Principal Amount (000s)
Chemicals - 0.0%
Momentive Performance Materials, Inc. term loan 4% 4/15/15 (i)	$ 2,695	2,702
Consumer Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 3.25% 11/19/17 (i)	10,956	10,929
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (i)	$ 10,095	$ 10,032
Diversified Financial Services - 0.3%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (i)	2,575	2,639
TransUnion LLC Tranche B, term loan 4% 4/9/21 (i)	26,913	26,963
		29,602
Diversified Media - 0.1%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (i)	5,460	5,351
Electric Utilities - 2.0%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (i)	213,061	213,051
Energy - 0.6%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (i)	6,394	6,626
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (i)	3,693	3,666
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (i)	37,825	38,582
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)	4,145	4,228
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)	2,020	2,071
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (i)	2,345	2,333
Sheridan Investment Partners I term loan 4.25% 12/16/20 (i)	3,379	3,362
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (i)	470	468
Tranche M, term loan 4.25% 12/16/20 (i)	175	174
		61,510
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (i)	3,485	3,476
Tranche B 2LN, term loan 8.25% 11/30/20 (i)	7,370	7,471
		10,947
Gaming - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (i)	26,120	26,120
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (i)	$ 3,075	$ 3,110
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (i)	4,617	4,767
		33,997
Healthcare - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (i)	9,069	9,069
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	1,088	1,086
Hotels - 0.2%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)	20,996	20,891
Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (i)	16,073	16,073
Restaurants - 0.1%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (i)	6,040	6,070
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (i)	4,000	4,010
Tranche B 2LN, term loan 9.25% 7/15/21 (i)	4,465	4,476
		14,556
Services - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (i)	3,584	3,620
Technology - 0.2%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (i)	5,542	5,480
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (i)	14,165	14,590
		20,070
Telecommunications - 0.2%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (i)	13,909	14,257
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (i)	$ 775	$ 791
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (i)	8,170	8,129
		23,177
TOTAL BANK LOAN OBLIGATIONS (Cost $479,724)		486,663
Preferred Securities - 4.2%

Banks & Thrifts - 3.3%
Bank of America Corp.:
5.125% (h)(i)	28,140	27,791
5.2% (h)(i)	55,385	52,404
8% (h)(i)	7,796	8,580
8.125% (h)(i)	6,360	7,150
Barclays Bank PLC 7.625% 11/21/22	44,515	50,911
Goldman Sachs Group, Inc. 5.7% (h)(i)	32,321	33,395
JPMorgan Chase & Co.:
5% (h)(i)	33,640	33,528
6% (h)(i)	50,895	53,185
6.125% (h)(i)	15,170	15,763
6.75% (h)(i)	8,330	9,187
Wells Fargo & Co.:
5.9% (h)(i)	51,910	54,960
7.98% (h)(i)	5,738	6,681
		353,535
Diversified Financial Services - 0.7%
Citigroup, Inc.:
5.9% (h)(i)	27,015	27,587
5.95% (h)(i)	51,015	50,878
6.3% (h)(i)	5,610	5,722
		84,187
Entertainment/Film - 0.2%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	14,560	15,250
TOTAL PREFERRED SECURITIES (Cost $445,871)		452,972
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	$ 0
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.11% (b)	266,146,532	266,147
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	44,569,750	44,570
TOTAL MONEY MARKET FUNDS (Cost $310,717)		310,717
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $9,591,676)		10,457,316
NET OTHER ASSETS (LIABILITIES) - 0.9%		92,222
NET ASSETS - 100%		$ 10,549,538
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,761,694,000 or 26.2% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $66,055,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,463
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 246
Station Holdco LLC	6/17/11 - 3/15/12	$ 22,900
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 15
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 70,507
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 76
Fidelity Securities Lending Cash Central Fund	32
Total	$ 108
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 887,596	$ 825,203	$ -	$ 62,393
Consumer Staples	127,505	124,193	1,787	1,525
Energy	96,032	96,032	-	-
Financials	127,051	46,008	81,043	-
Health Care	226,944	223,511	-	3,433
Industrials	264,098	225,186	-	38,912
Information Technology	364,117	364,117	-	-
Materials	110,292	106,187	-	4,105
Telecommunication Services	32,235	32,235	-	-
Utilities	473	473	-	-
Corporate Bonds	6,970,621	-	6,970,018	603
Bank Loan Obligations	486,663	-	486,663	-
Preferred Securities	452,972	-	452,972	-
Other	-	-	-	-
Money Market Funds	310,717	310,717	-	-
Total Investments in Securities:	$ 10,457,316	$ 2,353,862	$ 7,992,483	$ 110,971
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 132,143
Net Realized Gain (Loss) on Investment Securities	(4,219)
Net Unrealized Gain (Loss) on Investment Securities	8,291
Cost of Purchases	2
Proceeds of Sales	(94)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(25,152)
Ending Balance	$ 110,971
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2014	$ 3,978

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $9,576,243,000. Net unrealized appreciation aggregated $881,073,000, of which $1,114,011,000 related to appreciated investment securities and $232,938,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 07/31/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 110,177	Adjusted book value	Discount rate	20.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
			Accrued interest	7.0%	Increase
		Expected listing price	Discount rate	10.0%	Decrease

		Market comparable	Discount rate	10.0% - 25.0% / 10.8%	Decrease
			EV/EBITDA multiple	6.5 - 9.6 / 7.6	Increase

		Parity	Recovery rate	0.0% - 18.5% / 6.9%	Increase
		Stern warrant model	Discount rate	20.0%	Decrease
Corporate Bonds	$ 603	Discounted cash flow	Discount rate	25.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Expected listing price	Discount rate	10.0%	Decrease
Other	$ -	Expected distribution	Recovery rate	0.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

July 31, 2014

1.819942.109

FFH-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.0%
	Principal Amount	Value
Aerospace - 0.3%
Triumph Group, Inc.:
4.875% 4/1/21	$ 1,330,000	$ 1,313,375
5.25% 6/1/22 (a)	315,000	313,425
		1,626,800
Air Transportation - 2.4%
Allegiant Travel Co. 5.5% 7/15/19	2,710,000	2,740,488
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	113,028	129,982
5.5% 4/29/22	1,935,491	2,022,588
6.25% 10/11/21	2,129,794	2,300,178
9.25% 5/10/17	639,133	714,231
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (a)	1,115,000	1,181,900
6.75% 5/23/17	1,115,000	1,186,081
8.021% 8/10/22	1,166,275	1,362,325
8.954% 8/10/14	1,674,057	1,677,405
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	696,332	780,309
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	109,627	120,590
9.75% 1/15/17	1,041,492	1,184,697
12% 1/15/16 (a)	123,551	137,451
		15,538,225
Automotive - 1.7%
Dana Holding Corp.:
6% 9/15/23	2,525,000	2,632,313
6.75% 2/15/21	2,145,000	2,268,338
General Motors Co. 3.5% 10/2/18	1,245,000	1,251,225
General Motors Financial Co., Inc.:
3.25% 5/15/18	790,000	789,013
3.5% 7/10/19	700,000	700,000
4.75% 8/15/17	850,000	891,438
Schaeffler Finance BV:
4.25% 5/15/21 (a)	1,125,000	1,124,719
4.75% 5/15/21 (a)	1,215,000	1,233,225
		10,890,271
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks & Thrifts - 0.3%
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	$ 1,835,000	$ 1,833,697
6% 12/19/23	185,000	196,515
		2,030,212
Broadcasting - 0.3%
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,160,000	2,192,400
Building Materials - 2.8%
Building Materials Corp. of America:
6.75% 5/1/21 (a)	5,080,000	5,416,550
6.875% 8/15/18 (a)	7,735,000	8,005,725
CEMEX Finance LLC 6% 4/1/24 (a)	1,035,000	1,035,000
Masco Corp. 5.95% 3/15/22	3,475,000	3,848,563
		18,305,838
Cable TV - 3.8%
Cogeco Cable, Inc. 4.875% 5/1/20 (a)	5,370,000	5,396,850
DISH DBS Corp.:
6.75% 6/1/21	1,250,000	1,375,000
7.875% 9/1/19	3,005,000	3,455,750
Lynx I Corp. 5.375% 4/15/21 (a)	3,860,000	3,898,600
Numericable Group SA:
4.875% 5/15/19 (a)	8,155,000	8,195,775
6% 5/15/22 (a)	2,160,000	2,170,800
6.25% 5/15/24 (a)	425,000	427,125
		24,919,900
Chemicals - 2.0%
LSB Industries, Inc. 7.75% 8/1/19	950,000	1,018,875
NOVA Chemicals Corp. 5.25% 8/1/23 (a)	3,200,000	3,424,000
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	3,310,000	3,425,850
Rockwood Specialties Group, Inc. 4.625% 10/15/20	910,000	946,400
Tronox Finance LLC 6.375% 8/15/20	4,445,000	4,489,450
		13,304,575
Consumer Products - 0.4%
First Quality Finance Co., Inc. 4.625% 5/15/21 (a)	2,965,000	2,801,925
Containers - 1.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2318% 12/15/19 (a)(b)	1,785,000	1,749,300
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	10,420,000	9,846,900
		11,596,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - 13.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (a)	$ 1,540,000	$ 1,516,900
4.5% 5/15/21 (a)	3,095,000	3,064,050
Aircastle Ltd.:
4.625% 12/15/18	5,925,000	6,028,688
5.125% 3/15/21	1,340,000	1,343,350
6.25% 12/1/19	6,840,000	7,335,900
6.75% 4/15/17	720,000	783,900
CIT Group, Inc. 3.875% 2/19/19	1,220,000	1,213,900
CNH Industrial Capital LLC 3.375% 7/15/19 (a)	1,860,000	1,815,825
FLY Leasing Ltd. 6.75% 12/15/20	6,640,000	7,021,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	6,545,000	6,577,725
5.875% 2/1/22	7,630,000	7,777,831
6% 8/1/20	6,030,000	6,286,275
ILFC E-Capital Trust I 5.21% 12/21/65 (a)(b)	3,410,000	3,299,175
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(b)	2,430,000	2,420,888
International Lease Finance Corp.:
3.875% 4/15/18	1,170,000	1,165,671
5.875% 8/15/22	2,270,000	2,423,225
6.25% 5/15/19	5,815,000	6,309,275
8.75% 3/15/17	4,490,000	5,096,150
SLM Corp.:
4.875% 6/17/19	4,185,000	4,216,388
5.5% 1/15/19	5,845,000	6,049,575
5.5% 1/25/23	2,370,000	2,287,050
8% 3/25/20	895,000	1,011,350
8.45% 6/15/18	2,220,000	2,566,875
		87,611,766
Diversified Media - 0.8%
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	2,710,000	2,682,900
5% 4/15/22 (a)	425,000	418,625
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (a)	1,990,000	2,024,825
		5,126,350
Electric Utilities - 5.3%
Atlantic Power Corp. 9% 11/15/18	3,320,000	3,452,800
NRG Energy, Inc. 6.25% 7/15/22 (a)	1,845,000	1,900,350
NSG Holdings II, LLC 7.75% 12/15/25 (a)	11,814,000	12,759,104
RJS Power Holdings LLC 5.125% 7/15/19 (a)	6,045,000	5,954,325
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
The AES Corp.:
4.875% 5/15/23	$ 1,020,000	$ 961,350
7.375% 7/1/21	8,155,000	9,296,700
		34,324,629
Energy - 6.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	1,355,000	1,395,650
4.875% 3/15/24	485,000	499,550
Chesapeake Energy Corp. 6.125% 2/15/21	3,380,000	3,667,300
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (a)	605,000	624,663
Denbury Resources, Inc.:
5.5% 5/1/22	1,875,000	1,842,188
6.375% 8/15/21	7,330,000	7,659,850
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	2,410,000	2,524,475
Exterran Holdings, Inc. 7.25% 12/1/18	3,900,000	4,065,750
Gibson Energy, Inc. 6.75% 7/15/21 (a)	2,130,000	2,289,750
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	780,000	770,250
Hornbeck Offshore Services, Inc.:
5% 3/1/21	1,100,000	1,078,000
5.875% 4/1/20	715,000	722,150
Kinder Morgan Holding Co. LLC 5.625% 11/15/23 (a)	590,000	607,700
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19 (a)	615,000	611,925
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,530,000	2,694,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	1,400,000	1,358,000
5.25% 5/1/23	1,120,000	1,136,800
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	475,000	494,000
Western Refining, Inc. 6.25% 4/1/21	1,820,000	1,865,500
Whiting Petroleum Corp.:
5% 3/15/19	2,350,000	2,461,625
5.75% 3/15/21	2,130,000	2,327,025
		40,696,601
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (a)	595,000	612,850
Nonconvertible Bonds - continued
	Principal Amount	Value
Food & Drug Retail - 1.0%
JBS Investments GmbH:
7.25% 4/3/24 (a)	$ 865,000	$ 897,178
7.75% 10/28/20 (a)	3,020,000	3,238,950
Minerva Luxmbourg SA 7.75% 1/31/23 (a)	2,266,000	2,427,453
		6,563,581
Food/Beverage/Tobacco - 2.8%
ESAL GmbH 6.25% 2/5/23 (a)	6,015,000	5,879,663
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	3,550,000	3,505,625
7.25% 6/1/21 (a)	1,615,000	1,728,050
8.25% 2/1/20 (a)	6,730,000	7,268,400
		18,381,738
Gaming - 2.4%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18	895,000	908,425
5.375% 11/1/23	675,000	688,078
MCE Finance Ltd. 5% 2/15/21 (a)	9,915,000	9,840,638
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (a)	855,000	829,350
Wynn Macau Ltd. 5.25% 10/15/21 (a)	3,635,000	3,635,000
		15,901,491
Healthcare - 5.0%
Community Health Systems, Inc.:
5.125% 8/15/18	4,845,000	4,966,125
5.125% 8/1/21 (a)	4,835,000	4,871,263
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (a)	1,420,000	1,512,300
HCA Holdings, Inc.:
3.75% 3/15/19	1,835,000	1,821,238
5% 3/15/24	5,660,000	5,617,550
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	6,305,000	6,462,625
Tenet Healthcare Corp. 6% 10/1/20	775,000	809,875
Valeant Pharmaceuticals International 6.875% 12/1/18 (a)	6,005,000	6,200,163
		32,261,139
Homebuilders/Real Estate - 4.2%
CBRE Group, Inc.:
5% 3/15/23	1,505,000	1,497,475
6.625% 10/15/20	2,400,000	2,517,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
D.R. Horton, Inc.:
3.625% 2/15/18	$ 1,920,000	$ 1,924,800
3.75% 3/1/19	3,405,000	3,336,900
4.375% 9/15/22	3,215,000	3,166,775
Howard Hughes Corp. 6.875% 10/1/21 (a)	1,505,000	1,584,013
Lennar Corp. 4.125% 12/1/18	4,045,000	4,065,225
Toll Brothers Finance Corp. 4.375% 4/15/23	5,460,000	5,241,600
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (a)	3,360,000	3,309,600
5.875% 6/15/24 (a)	345,000	350,175
		26,993,563
Leisure - 2.2%
NCL Corp. Ltd. 5% 2/15/18	6,345,000	6,471,900
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	3,825,000	3,958,875
7.5% 10/15/27	3,280,000	3,747,400
		14,178,175
Metals/Mining - 4.3%
CONSOL Energy, Inc. 5.875% 4/15/22 (a)	2,480,000	2,507,900
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (a)	1,810,000	1,925,388
8.25% 11/1/19 (a)	9,020,000	9,673,950
New Gold, Inc. 6.25% 11/15/22 (a)	4,130,000	4,346,825
Peabody Energy Corp.:
6% 11/15/18	2,480,000	2,473,800
6.25% 11/15/21	1,200,000	1,137,000
7.875% 11/1/26	600,000	606,000
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (a)	1,850,000	1,914,750
8.25% 1/15/21 (a)	2,985,000	3,096,938
		27,682,551
Paper - 2.2%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (a)	4,530,000	4,790,475
7.75% 7/15/17 (a)	8,955,000	9,828,113
		14,618,588
Publishing/Printing - 1.0%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	3,170,000	3,257,175
7% 2/15/22	1,180,000	1,286,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Publishing/Printing - continued
R.R. Donnelley & Sons Co.: - continued
7.875% 3/15/21	$ 1,130,000	$ 1,276,900
Time, Inc. 5.75% 4/15/22 (a)	440,000	435,600
		6,255,875
Services - 3.3%
APX Group, Inc. 6.375% 12/1/19	4,030,000	4,030,000
Audatex North America, Inc. 6% 6/15/21 (a)	2,965,000	3,105,838
Bankrate, Inc. 6.125% 8/15/18 (a)	5,395,000	5,691,725
FTI Consulting, Inc. 6.75% 10/1/20	8,120,000	8,566,600
		21,394,163
Shipping - 1.4%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	8,660,000	8,811,550
Steel - 0.8%
Steel Dynamics, Inc. 6.125% 8/15/19	4,845,000	5,159,925
Technology - 6.0%
Activision Blizzard, Inc. 5.625% 9/15/21 (a)	1,225,000	1,286,250
ADT Corp.:
4.125% 4/15/19	5,350,000	5,363,375
4.125% 6/15/23	630,000	570,150
6.25% 10/15/21	5,110,000	5,288,850
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 2.75% 5/15/17 (a)	1,680,000	1,659,000
Brocade Communications Systems, Inc. 4.625% 1/15/23	2,030,000	1,948,800
Micron Technology, Inc. 5.875% 2/15/22 (a)	5,295,000	5,559,750
Nuance Communications, Inc. 5.375% 8/15/20 (a)	8,720,000	8,807,200
Seagate HDD Cayman 4.75% 1/1/25 (a)	1,155,000	1,137,675
VeriSign, Inc. 4.625% 5/1/23	5,330,000	5,196,750
Viasystems, Inc. 7.875% 5/1/19 (a)	1,960,000	2,038,400
		38,856,200
Telecommunications - 7.1%
Altice Financing SA:
6.5% 1/15/22 (a)	1,575,000	1,618,313
7.875% 12/15/19 (a)	9,840,000	10,616,100
DigitalGlobe, Inc. 5.25% 2/1/21	5,325,000	5,211,844
Inmarsat Finance PLC 4.875% 5/15/22 (a)	1,225,000	1,212,750
MasTec, Inc. 4.875% 3/15/23	2,930,000	2,875,063
Sprint Capital Corp.:
6.875% 11/15/28	640,000	624,000
8.75% 3/15/32	1,850,000	2,053,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Sprint Communications, Inc.:
7% 3/1/20 (a)	$ 3,235,000	$ 3,639,375
9% 11/15/18 (a)	8,865,000	10,394,213
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	3,335,000	3,435,050
6.464% 4/28/19	3,205,000	3,341,213
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	1,435,000	1,402,713
		46,424,134
Textiles & Apparel - 0.5%
The William Carter Co. 5.25% 8/15/21 (a)	3,420,000	3,556,800
TOTAL NONCONVERTIBLE BONDS (Cost $545,669,553)		558,618,015
Nonconvertible Preferred Stocks - 0.5%
Shares
Banks & Thrifts - 0.5%
Royal Bank of Scotland Group PLC Series S, 6.60% (Cost $3,459,083)	141,423	3,469,106
Bank Loan Obligations - 7.9%
	Principal Amount
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	$ 840,000	834,750
Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (b)	467,650	466,481
Chrysler Group LLC term loan 3.25% 12/31/18 (b)	947,625	938,149
		1,404,630
Cable TV - 0.5%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (b)	1,940,301	1,911,196
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	638,023	641,213
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	551,977	554,737
		3,107,146
Diversified Financial Services - 0.2%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (b)	1,155,000	1,156,444
Bank Loan Obligations - continued
	Principal Amount	Value
Electric Utilities - 0.7%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (b)	$ 4,118,564	$ 4,022,808
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (b)	633,413	628,662
		4,651,470
Energy - 0.6%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (b)	1,860,000	1,834,202
Fieldwood Energy, LLC Tranche B 1LN, term loan 3.875% 9/30/18 (b)	298,024	296,907
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	2,005,399	1,985,345
		4,116,454
Gaming - 1.6%
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (b)	10,290,395	10,251,806
Healthcare - 0.8%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (b)	1,850,363	1,845,737
Grifols, S.A. Tranche B, term loan 3.155% 2/27/21 (b)	3,027,413	3,012,275
		4,858,012
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	155,000	154,613
Metals/Mining - 0.9%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (b)	2,960,700	2,942,196
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (b)	2,922,913	2,908,298
		5,850,494
Services - 0.7%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (b)	2,423,925	2,390,596
Garda World Security Corp.:
term loan 4% 11/8/20 (b)	1,736,663	1,732,321
Tranche DD, term loan 4% 11/8/20 (b)	444,263	443,152
		4,566,069
Technology - 1.6%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (b)	1,741,090	1,728,032
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (b)	3,284,649	3,268,226
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - continued
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (b)	$ 3,221,905	$ 3,185,819
NXP BV Tranche D, term loan 3.25% 1/11/20 (b)	1,831,163	1,819,718
		10,001,795
TOTAL BANK LOAN OBLIGATIONS (Cost $51,107,549)		50,953,683
Preferred Securities - 1.8%

Banks & Thrifts - 1.8%
Barclays Bank PLC 7.625% 11/21/22 (Cost $10,948,608)	10,410,000	11,905,589
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $611,184,793)	624,946,393
NET OTHER ASSETS (LIABILITIES) - 3.8%	24,970,812
NET ASSETS - 100%	$ 649,917,205
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $256,764,837 or 39.5% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,537
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 3,469,106	$ 3,469,106	$ -	$ -
Corporate Bonds	558,618,015	-	558,618,015	-
Bank Loan Obligations	50,953,683	-	50,953,683	-
Preferred Securities	11,905,589	-	11,905,589	-
Total Investments in Securities:	$ 624,946,393	$ 3,469,106	$ 621,477,287	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $610,154,267. Net unrealized appreciation aggregated $14,792,126, of which $18,508,250 related to appreciated investment securities and $3,716,124 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global
High Income Fund:
Class A
Class T
Class C
Institutional Class

July 31, 2014

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Global High Income Fund

1.926297.103

AGHI-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 83.6%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
Metals/Mining - 0.1%
Vedanta Resources Jersey II Ltd. 5.5% 7/13/16		$ 200,000	$ 204,500

Nonconvertible Bonds - 83.5%
Aerospace - 0.2%
GenCorp, Inc. 7.125% 3/15/21		440,000	476,212
TransDigm, Inc. 6.5% 7/15/24 (f)		225,000	227,250
			703,462
Air Transportation - 0.4%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		344,000	361,200
Allegiant Travel Co. 5.5% 7/15/19		75,000	75,844
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	106,000
Continental Airlines, Inc. 6.125% 4/29/18		55,000	58,850
U.S. Airways Group, Inc. 6.125% 6/1/18		470,000	494,675
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	48,150
			1,144,719
Automotive - 2.3%
Banque PSA Finance:
4% 6/24/15 (Reg. S)	EUR	100,000	137,104
4.25% 2/25/16	EUR	100,000	139,446
Chassix, Inc. 9.25% 8/1/18 (f)		90,000	95,625
Dana Holding Corp.:
5.375% 9/15/21		200,000	205,000
6% 9/15/23		200,000	208,500
Fiat Finance & Trade Ltd. SA:
6.625% 3/15/18 (Reg. S)	EUR	200,000	298,889
7.625% 9/15/14	EUR	50,000	67,441
7.75% 10/17/16	EUR	540,000	802,627
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	100,000	151,468
Gates Global LLC / Gates Global Co. 6% 7/15/22 (f)		250,000	243,750
General Motors Acceptance Corp. 8% 11/1/31		400,000	497,000
General Motors Financial Co., Inc. 4.25% 5/15/23		125,000	122,969
Gestamp Funding SA 5.875% 5/31/20 (Reg. S)	EUR	100,000	140,600
LKQ Corp. 4.75% 5/15/23		55,000	53,075
Penske Automotive Group, Inc. 5.75% 10/1/22		225,000	232,313
Peugeot Citroen SA 7.375% 3/6/18	EUR	100,000	154,500
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		200,000	206,000
Renault SA 3.125% 3/5/21 (Reg. S)	EUR	100,000	141,630
Samvardhana Motherson Automotive Systems Group BV 4.125% 7/15/21 (Reg. S)	EUR	150,000	197,292
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Automotive - continued
Schaeffler Finance BV:
3.5% 5/15/22 (Reg. S)	EUR	100,000	$ 133,663
4.25% 5/15/21 (f)		345,000	344,914
4.75% 5/15/21 (f)		310,000	314,650
Schaeffler Holding Finance BV:
6.875% 8/15/18 (Reg. S) (i)	EUR	100,000	140,433
6.875% 8/15/18 pay-in-kind (f)(i)		225,000	236,250
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		975,000	1,009,125
Tupy Overseas SA 6.625% 7/17/24 (f)		400,000	410,000
			6,684,264
Banks & Thrifts - 7.6%
Ally Financial, Inc.:
4.75% 9/10/18		885,000	920,400
7.5% 9/15/20		2,065,000	2,379,913
8% 3/15/20		185,000	216,450
BanColombia SA 5.95% 6/3/21		400,000	441,000
Bangkok Bank Ltd. PCL 5% 10/3/23 (f)		400,000	430,852
Bank of Baroda (London) 6.625% 5/25/22 (i)		200,000	207,474
Bank of Ceylon:
5.325% 4/16/18 (Reg. S)		200,000	203,000
6.875% 5/3/17 (Reg. S)		200,000	212,500
Bank of India - London Branch 6.625% 9/22/21 (i)		200,000	205,242
Bank of Ireland:
10% 7/30/16	EUR	200,000	292,382
10% 12/19/22	EUR	200,000	342,797
BBVA Bancomer SA 7.25% 4/22/20 (f)		1,000,000	1,146,200
BBVA Paraguay SA 9.75% 2/11/16 (f)		250,000	268,750
Caja Madrid SA 4.125% 3/24/36	EUR	150,000	222,009
Canara Bank Ltd. 6.365% 11/28/21 (i)		100,000	102,457
Commerzbank AG 7.75% 3/16/21	EUR	400,000	658,995
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (i)	EUR	200,000	298,608
FBN Finance Co. BV 8.25% 8/7/20 (f)(i)		200,000	207,000
Finansbank A/S 6.25% 4/30/19 (f)		1,000,000	1,048,800
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,050,000	1,120,875
GMAC LLC:
6.75% 12/1/14		1,150,000	1,162,938
8% 12/31/18		30,000	35,100
8% 11/1/31		1,495,000	1,865,013
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
GTB Finance BV 6% 11/8/18 (f)		$ 400,000	$ 397,520
HBOS PLC 4.5% 3/18/30 (i)	EUR	300,000	435,359
HSBK BV 7.25% 5/3/17 (f)		400,000	433,000
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (i)		500,000	522,500
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		950,000	1,008,900
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (f)		600,000	661,620
National Savings Bank 8.875% 9/18/18 (Reg. S)		200,000	228,000
Ocwen Financial Corp. 6.625% 5/15/19 (f)		275,000	281,188
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	250,000	399,204
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		1,642,000	1,640,834
6% 12/19/23		760,000	807,305
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (f)		400,000	404,400
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (f)		425,000	407,150
UT2 Funding PLC 5.321% 6/30/16 (c)	EUR	50,000	68,626
Woori Bank 4.75% 4/30/24 (Reg. S)		300,000	303,103
Zenith Bank PLC 6.25% 4/22/19 (f)		400,000	398,000
			22,385,464
Broadcasting - 0.8%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	99,750
7.75% 7/15/21		5,000	5,475
Clear Channel Communications, Inc. 5.5% 12/15/16		190,000	186,200
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	204,000	274,559
Myriad International Holding BV 6% 7/18/20 (f)		200,000	220,500
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	178,000
Polish Television Holding BV 11% 1/15/21 pay-in-kind (Reg. S) (i)	EUR	200,000	321,841
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		750,000	795,000
7.625% 9/18/20 (Reg S.)		250,000	266,250
			2,347,575
Building Materials - 1.6%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		200,000	198,500
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		70,000	70,175
CEMEX Finance LLC:
5.25% 4/1/21 (Reg. S)	EUR	100,000	138,759
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Building Materials - continued
CEMEX Finance LLC: - continued
6% 4/1/24 (f)		$ 505,000	$ 505,000
CEMEX S.A.B. de CV 5.2341% 9/30/15 (f)(i)		345,000	355,350
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		95,613	98,959
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		200,000	206,500
10.5% 4/27/17 (Reg. S)		200,000	216,500
HeidelbergCement Finance AG 8.5% 10/31/19	EUR	300,000	522,121
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	175,181
HMAN Finance Sub Corp. 6.375% 7/15/22 (f)		100,000	98,500
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		200,000	203,440
Nortek, Inc. 8.5% 4/15/21		120,000	130,200
Novafives SAS 4.5% 6/30/21 (Reg S.)	EUR	130,000	175,600
Officine Maccaferri SpA 5.75% 6/1/21 (Reg. S)	EUR	290,000	397,256
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		400,000	419,480
Titan Global Finance PLC 4.25% 7/10/19 (Reg. S)	EUR	300,000	398,863
USG Corp.:
5.875% 11/1/21 (f)		50,000	51,500
9.75% 1/15/18		135,000	158,288
West China Cement Ltd. 7.5% 1/25/16		200,000	205,500
			4,725,672
Cable TV - 4.9%
Adria Bidco BV 7.875% 11/15/20 (Reg. S)	EUR	150,000	212,407
Altice S.A.:
7.25% 5/15/22 (Reg. S)	EUR	450,000	625,169
7.75% 5/15/22 (f)		2,135,000	2,183,038
Cable Communications Systems NV 7.5% 11/1/20	EUR	250,000	361,544
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% 9/1/23		180,000	180,000
5.75% 1/15/24		1,165,000	1,159,175
6.625% 1/31/22		240,000	252,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		45,000	46,350
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		685,000	659,313
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		115,000	115,575
DISH DBS Corp. 5% 3/15/23		1,765,000	1,729,700
Lynx I Corp. 5.375% 4/15/21 (f)		200,000	202,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Cable TV - continued
Lynx II Corp. 6.375% 4/15/23 (f)		$ 200,000	$ 210,000
Mediacom Broadband LLC/Mediacom Broadband Corp. 5.5% 4/15/21 (Reg. S) (f)		290,000	292,900
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	428,156
Numericable Group SA:
5.375% 5/15/22 (Reg. S)	EUR	150,000	208,422
5.625% 5/15/24 (Reg. S)	EUR	250,000	349,887
6% 5/15/22 (f)		1,605,000	1,613,025
6.25% 5/15/24 (f)		200,000	201,000
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		160,000	170,400
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	354,848
5.5% 9/15/22 (Reg. S)	EUR	400,000	574,185
5.5% 1/15/23 (f)		200,000	201,000
7.5% 3/15/19 (Reg. S)	EUR	400,000	569,096
9.5% 3/15/21 (Reg. S)	EUR	200,000	302,531
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		270,000	284,850
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		150,000	162,750
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	160,500
VTR Finance BV 6.875% 1/15/24 (f)		600,000	621,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		45,000	50,175
			14,481,746
Capital Goods - 0.7%
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	65,000	98,136
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)		180,000	186,525
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		200,000	198,000
Wendel SA:
3.75% 1/21/21	EUR	100,000	146,625
4.375% 8/9/17	EUR	250,000	364,888
5.875% 9/17/19	EUR	200,000	319,872
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		400,000	380,000
6.875% 4/5/17 (Reg. S)		200,000	206,500
			1,900,546
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Chemicals - 1.9%
Braskem Finance Ltd. 6.45% 2/3/24		$ 600,000	$ 629,820
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	228,957
Chemtura Corp. 5.75% 7/15/21		115,000	117,300
Fufeng Group Ltd. 7.625% 4/13/16 (Reg. S)		200,000	206,000
Hexion U.S. Finance Corp. 6.625% 4/15/20		978,000	1,017,120
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	500,000	682,916
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	282,540
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		290,000	311,025
LSB Industries, Inc. 7.75% 8/1/19		85,000	91,163
OCP SA 5.625% 4/25/24 (f)		200,000	209,500
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)		200,000	208,064
PolyOne Corp. 5.25% 3/15/23		250,000	251,250
Rockwood Specialties Group, Inc. 4.625% 10/15/20		145,000	150,800
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		990,000	1,041,975
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		150,000	159,375
			5,587,805
Consumer Products - 0.7%
Dometic Group AB 9.5% 6/26/19 (Reg S.)	EUR	200,000	263,793
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		60,000	56,700
Prestige Brands, Inc.:
5.375% 12/15/21 (f)		320,000	320,000
8.125% 2/1/20		25,000	27,375
Revlon Consumer Products Corp. 5.75% 2/15/21		1,185,000	1,202,775
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		45,000	47,363
6.625% 11/15/22		55,000	58,300
			1,976,306
Containers - 2.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(i)		200,000	199,296
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	474,451
Ardagh Packaging Finance PLC 9.125% 10/15/20 (f)		915,000	988,200
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)		200,000	191,000
7% 11/15/20 (f)		35,294	34,765
Ball Corp. 4% 11/15/23		585,000	539,663
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Containers - continued
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)(i)		$ 82,234	$ 83,930
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	65,000
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		955,000	902,475
Graphic Packaging International, Inc. 4.75% 4/15/21		70,000	70,175
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	213,668
6.75% 9/15/20 (Reg. S)	EUR	200,000	313,338
Rexam PLC 6.75% 6/29/67 (i)	EUR	325,000	454,775
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,050,000	2,091,000
6.875% 2/15/21		500,000	526,875
7.875% 8/15/19		250,000	265,938
Sealed Air Corp. 6.5% 12/1/20 (f)		145,000	158,775
SGD Group SA 5.625% 5/15/19 (Reg S.)	EUR	100,000	137,253
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		84,000	91,770
			7,802,347
Diversified Financial Services - 5.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (f)		455,000	450,450
Aircastle Ltd. 5.125% 3/15/21		395,000	395,988
Boing Group Financing PLC 6.625% 7/15/19 (Reg. S)	EUR	500,000	655,298
Cimpor Financial Operations BV 5.75% 7/17/24 (f)		400,000	396,760
CIT Group, Inc.:
5% 8/15/22		270,000	278,775
5% 8/1/23		540,000	551,475
5.375% 5/15/20		330,000	349,800
Comcel Trust 6.875% 2/6/24 (f)		600,000	645,000
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		400,000	432,000
Eileme 2 AB 11.75% 1/31/20 (Reg. S)	EUR	200,000	315,346
GCS Holdco Finance I SA 6.5% 11/15/18 (Reg. S)	EUR	100,000	140,600
GTB Finance BV 7.5% 5/19/16 (Reg. S)		350,000	366,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22		530,000	540,269
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.875% 8/15/22		$ 1,825,000	$ 1,948,188
8.25% 12/15/20		540,000	649,350
8.625% 1/15/22		2,505,000	3,096,764
International Personal Finance PLC:
5.75% 4/7/21 (Reg S.)	EUR	300,000	408,544
11.5% 8/6/15	EUR	360,000	531,373
SLM Corp.:
5.5% 1/15/19		445,000	460,575
5.5% 1/25/23		670,000	646,550
6.125% 3/25/24		420,000	413,700
8% 3/25/20		190,000	214,700
Studio City Finance Ltd. 8.5% 12/1/20 (Reg. S)		250,000	274,375
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	707,186
7.625% 1/15/20 (Reg. S)	EUR	250,000	353,174
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	427,867
			15,650,732
Diversified Media - 0.7%
Block Communications, Inc. 7.25% 2/1/20 (f)		660,000	693,000
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		100,000	104,500
6.5% 11/15/22		275,000	288,750
7.625% 3/15/20		65,000	67,925
Lamar Media Corp.:
5.375% 1/15/24 (f)		120,000	121,500
5.875% 2/1/22		55,000	58,163
MDC Partners, Inc. 6.75% 4/1/20 (f)		30,000	31,200
National CineMedia LLC:
6% 4/15/22		300,000	309,750
7.875% 7/15/21		35,000	37,800
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)		135,000	132,975
WMG Acquisition Corp.:
5.625% 4/15/22 (f)		50,000	49,750
6% 1/15/21 (f)		59,000	60,328
			1,955,641
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Electric Utilities - 4.6%
Calpine Corp.:
6% 1/15/22 (f)		$ 225,000	$ 237,375
7.875% 1/15/23 (f)		559,000	605,118
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		800,000	839,760
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (f)		37,000	42,967
Enel SpA 5% 1/15/75 (i)	EUR	300,000	416,801
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
12.25% 12/1/18 pay-in-kind (f)(i)		107,562	122,083
12.25% 3/1/22 (f)		2,120,000	2,544,000
GenOn Energy, Inc. 9.875% 10/15/20		385,000	402,325
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (f)		60,000	59,325
InterGen NV 7% 6/30/23 (f)		1,110,000	1,104,450
Listrindo Capital BV:
6.95% 2/21/19 (f)		400,000	430,000
6.95% 2/21/19 (Reg. S)		200,000	215,000
Mirant Americas Generation LLC 9.125% 5/1/31		50,000	48,250
NRG Energy, Inc. 6.625% 3/15/23		645,000	664,350
NSG Holdings II, LLC 7.75% 12/15/25 (f)		375,000	405,000
Petrobras International Finance Co. Ltd. 5.375% 1/27/21		400,000	412,024
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	180,000
5.5% 11/22/21 (Reg. S)		400,000	423,500
RJS Power Holdings LLC 5.125% 7/15/19 (f)		425,000	418,625
Star Energy Geothermal Wayang Windu Ltd. 6.125% 3/27/20		200,000	207,500
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	148,969
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	428,831
The AES Corp.:
4.875% 5/15/23		520,000	490,100
5.5% 3/15/24		140,000	137,200
7.375% 7/1/21		35,000	39,900
8% 10/15/17		3,000	3,443
TXU Corp.:
5.55% 11/15/14		1,361,000	1,007,140
6.5% 11/15/24		475,000	351,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.: - continued
6.55% 11/15/34		$ 1,000,000	$ 740,000
Viridian Group Fundco Ii Ltd. 11.125% 4/1/17 (Reg. S)	EUR	181,000	265,747
			13,391,283
Energy - 8.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		230,000	236,900
Afren PLC:
6.625% 12/9/20 (f)		250,000	260,625
10.25% 4/8/19 (f)		593,000	649,335
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7378% 8/1/19 (f)(i)		205,000	197,825
7.125% 11/1/20 (f)		170,000	164,050
7.375% 11/1/21 (f)		150,000	144,750
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	89,463
7% 5/20/22		180,000	192,600
Antero Resources Corp. 5.125% 12/1/22 (f)		420,000	418,950
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23		205,000	201,413
Basic Energy Services, Inc. 7.75% 2/15/19		90,000	94,275
Chesapeake Energy Corp.:
4.875% 4/15/22		210,000	209,475
5.375% 6/15/21		430,000	441,556
5.75% 3/15/23		250,000	266,875
6.125% 2/15/21		270,000	292,950
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	526,250
6.125% 7/15/22		170,000	181,688
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	68,250
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	409,500
Concho Resources, Inc. 5.5% 4/1/23		240,000	248,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (f)		175,000	180,688
7.75% 4/1/19		150,000	158,625
Diamondback Energy, Inc. 7.625% 10/1/21 (f)		195,000	211,575
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
DTEK Finance BV 9.5% 4/28/15 (f)		$ 100,000	$ 88,520
EDC Finance Ltd. 4.875% 4/17/20 (f)		600,000	546,000
EDP Finance BV 5.75% 9/21/17	EUR	500,000	746,989
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		510,000	541,875
Energy Transfer Equity LP 7.5% 10/15/20		30,000	33,525
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	119,900
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		180,000	188,550
9.375% 5/1/20		315,000	348,863
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		250,000	248,750
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		135,000	141,750
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		95,000	95,950
Gibson Energy, Inc. 6.75% 7/15/21 (f)		670,000	720,250
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	340,000
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	85,400
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)		255,000	251,813
Indo Energy Finance II BV 6.375% 1/24/23		200,000	166,500
Kodiak Oil & Gas Corp.:
5.5% 1/15/21		80,000	84,000
5.5% 2/1/22		175,000	184,625
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		200,000	205,000
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22		340,000	345,950
MIE Holdings Corp.:
6.875% 2/6/18 (Reg S.)		200,000	206,000
7.5% 4/25/19 (Reg S.)		200,000	211,250
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		400,000	418,480
Offshore Group Investment Ltd.:
7.125% 4/1/23		530,000	523,375
7.5% 11/1/19		950,000	978,500
Oleoducto Central SA 4% 5/7/21 (f)		400,000	404,500
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		380,000	398,050
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		975,000	1,062,750
Pan American Energy LLC 7.875% 5/7/21 (f)		1,050,000	1,093,470
Petroleos Mexicanos 6.625% (f)(g)		600,000	618,000
Plains Exploration & Production Co. 6.75% 2/1/22		120,000	135,600
PT Pertamina Persero 4.875% 5/3/22 (f)		400,000	402,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22 (f)		$ 125,000	$ 125,313
Rosetta Resources, Inc.:
5.625% 5/1/21		225,000	226,688
5.875% 6/1/24		140,000	142,800
Sabine Pass Liquefaction LLC:
5.625% 2/1/21		760,000	786,600
5.625% 4/15/23 (f)		510,000	517,650
SemGroup Corp. 7.5% 6/15/21		870,000	937,425
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	108,500
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)		95,000	100,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		60,000	63,600
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20		35,000	35,875
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		630,525	644,712
Unit Corp. 6.625% 5/15/21		650,000	682,500
Western Refining, Inc. 6.25% 4/1/21		105,000	107,625
Yingde Gases Investment Ltd.:
8.125% 4/22/18 (f)		600,000	630,000
8.125% 4/22/18 (Reg. S)		200,000	210,000
YPF SA:
8.75% 4/4/24 (f)		600,000	624,000
8.875% 12/19/18 (f)		405,000	419,175
Zhaikmunai International BV 7.125% 11/13/19 (f)		800,000	870,000
			25,014,891
Entertainment/Film - 0.4%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		160,000	159,600
5.625% 2/15/24 (f)		55,000	54,931
Cinemark U.S.A., Inc.:
4.875% 6/1/23		265,000	259,038
5.125% 12/15/22		50,000	50,375
7.375% 6/15/21		15,000	16,238
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		170,000	175,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Entertainment/Film - continued
Regal Entertainment Group:
5.75% 6/15/23		$ 470,000	$ 472,350
5.75% 2/1/25		55,000	54,863
			1,242,495
Environmental - 0.2%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	99,500
5.25% 8/1/20		110,000	110,825
Covanta Holding Corp. 6.375% 10/1/22		103,000	109,438
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	212,500
			532,263
Food & Drug Retail - 1.2%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (f)		135,000	144,450
JBS Investments GmbH 7.25% 4/3/24 (f)		210,000	217,812
Minerva Luxmbourg SA 7.75% 1/31/23 (f)		400,000	428,500
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		170,000	187,000
Rite Aid Corp.:
6.75% 6/15/21		875,000	910,000
6.875% 12/15/28 (f)		705,000	718,219
7.7% 2/15/27		711,000	778,545
Tops Markets LLC 8.875% 12/15/17		95,000	102,838
			3,487,364
Food/Beverage/Tobacco - 2.0%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	200,000	298,943
9.875% 5/1/19 (Reg. S)	EUR	100,000	148,635
C&S Group Enterprises LLC 5.375% 7/15/22 (f)		290,000	285,650
Corporacion Lindley SA 6.75% 11/23/21 (f)		400,000	441,000
ESAL GmbH 6.25% 2/5/23 (f)		985,000	962,838
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		265,000	283,550
Findus Bondco SA 9.125% 7/1/18 (Reg. S)	EUR	200,000	288,565
H.J. Heinz Co. 4.25% 10/15/20		885,000	879,469
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)		1,100,000	1,197,900
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (f)		270,000	266,625
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Post Holdings, Inc. 6.75% 12/1/21 (f)		$ 370,000	$ 384,338
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (i)	EUR	250,000	342,797
			5,780,310
Gaming - 2.1%
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		405,000	408,038
Gamenet SpA 7.25% 8/1/18 (Reg. S)	EUR	150,000	206,281
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		95,000	96,425
4.875% 11/1/20		245,000	248,675
5.375% 11/1/23		195,000	198,778
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		130,000	134,875
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	150,188
MCE Finance Ltd.:
5% 2/15/21 (f)		725,000	719,563
5% 2/15/21 (Reg. S)		200,000	198,500
MGM Mirage, Inc.:
6.625% 12/15/21		150,000	162,188
8.625% 2/1/19		315,000	366,975
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		490,000	502,250
11% 10/1/21 (f)		305,000	321,013
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	53,563
Studio City Finance Ltd. 8.5% 12/1/20 (f)		1,365,000	1,498,088
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (f)		480,000	451,200
Wynn Macau Ltd. 5.25% 10/15/21 (f)		500,000	500,000
			6,216,600
Healthcare - 5.1%
Acadia Healthcare Co., Inc. 5.125% 7/1/22 (f)		170,000	170,425
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		85,000	89,250
7.75% 2/15/19		195,000	204,750
Catamaran Corp. 4.75% 3/15/21 (Reg. S)		215,000	214,463
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	400,000	572,578
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Healthcare - continued
CTR Partnership LP / CareTrust Capital Corp. 5.875% 6/1/21 (f)		$ 40,000	$ 40,100
DaVita HealthCare Partners, Inc. 5.125% 7/15/24		500,000	498,750
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	76,942
Fresenius U.S. Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	143,613
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (f)		315,000	316,181
HCA Holdings, Inc.:
4.75% 5/1/23		1,290,000	1,273,875
5% 3/15/24		335,000	332,488
5.875% 3/15/22		1,424,000	1,516,560
5.875% 5/1/23		340,000	350,200
6.25% 2/15/21		195,000	205,823
6.5% 2/15/20		895,000	972,194
7.5% 2/15/22		180,000	203,850
HealthSouth Corp.:
5.75% 11/1/24		100,000	104,500
7.75% 9/15/22		243,000	259,403
IMS Health, Inc. 6% 11/1/20 (f)		95,000	99,275
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	450,000	637,974
Omega Healthcare Investors, Inc. 5.875% 3/15/24		360,000	375,300
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20		60,000	64,050
Polymer Group, Inc. 6.875% 6/1/19 (f)		100,000	100,750
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	200,000	288,565
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	154,613
5.5% 2/1/21		120,000	123,000
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		70,000	73,150
Select Medical Corp. 6.375% 6/1/21		780,000	799,500
Tenet Healthcare Corp.:
4.375% 10/1/21		1,125,000	1,082,813
4.5% 4/1/21		180,000	175,050
4.75% 6/1/20		135,000	133,988
6% 10/1/20		235,000	245,575
6.25% 11/1/18		85,000	92,013
8.125% 4/1/22		955,000	1,067,213
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		155,000	155,388
6.75% 8/15/21 (f)		40,000	41,600
7.25% 7/15/22 (f)		25,000	26,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International: - continued
7.5% 7/15/21 (f)		$ 973,000	$ 1,050,840
VPI Escrow Corp. 6.375% 10/15/20 (f)		190,000	196,175
VWR Funding, Inc. 7.25% 9/15/17		340,000	359,125
			14,888,402
Homebuilders/Real Estate - 6.3%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		300,000	312,780
9.875% 3/20/17 (Reg. S)		500,000	543,500
Aldesa Financial Services SA 7.25% 4/1/21 (Reg. S)	EUR	150,000	204,875
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)		990,000	965,250
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	143,150
Big Will Investments Ltd. 10.875% 4/29/16		200,000	216,500
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		85,000	89,144
CBRE Group, Inc. 5% 3/15/23		770,000	766,150
Cementos Progreso Trust 7.125% 11/6/23 (f)		400,000	431,000
Central China Real Estate Ltd. 6.5% 6/4/18 (Reg.S)		400,000	389,525
China Aoyuan Property Group Ltd. 11.25% 1/17/19 (Reg. S)		400,000	403,765
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		400,000	431,000
China South City Holdings Ltd. 8.25% 1/29/19 (Reg. S)		200,000	202,500
CIFI Holdings Group Co. Ltd.:
8.875% 1/27/19 (Reg. S)		200,000	202,000
12.25% 4/15/18		200,000	223,400
Country Garden Holdings Co. Ltd.:
7.25% 4/4/21 (Reg. S)		600,000	596,250
11.125% 2/23/18 (Reg. S)		200,000	218,000
D.R. Horton, Inc. 5.75% 8/15/23		575,000	606,625
Evergrande Real Estate Group Ltd. 8.75% 10/30/18 (Reg. S)		600,000	580,500
Fantasia Holdings Group Co. Ltd. 10.625% 1/23/19 (Reg. S)		200,000	184,815
Future Land Develpment Holding Ltd.:
10.25% 1/31/18 (Reg. S)		200,000	202,630
10.25% 7/21/19 (Reg. S)		200,000	197,660
Gemdale International Investment Ltd. 7.125% 11/16/17 (Reg. S)		200,000	207,000
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	184,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		$ 500,000	$ 505,000
Howard Hughes Corp. 6.875% 10/1/21 (f)		440,000	463,100
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	14,325
11.5% 7/20/20 (Reg. S)		105,000	108,150
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (f)		200,000	209,250
8.875% 3/19/18 (Reg. S)		500,000	523,125
9% 6/6/19 (Reg S.)		200,000	208,500
12.875% 9/18/17		200,000	228,250
KB Home 4.75% 5/15/19		450,000	444,375
Kennedy-Wilson, Inc. 5.875% 4/1/24		155,000	155,388
KWG Property Holding Ltd.:
8.975% 1/14/19 (Reg. S)		500,000	516,250
12.5% 8/18/17 (f)		200,000	212,500
13.25% 3/22/17 (Reg. S)		200,000	232,500
Longfor Properties Co. Ltd.:
6.75% 1/29/23 (Reg S.)		200,000	193,715
6.875% 10/18/19		200,000	206,750
Modernland Overseas Pte Ltd. 11% 10/25/16 (Reg. S)		200,000	209,000
Pakuwon Prima Pte Ltd. 7.125% 7/2/19 (Reg. S)		200,000	200,436
Powerlong Real Estate Holding Ltd.:
11.25% 1/25/18 (Reg. S)		100,000	96,500
13.75% 9/16/15 (Reg. S)		100,000	104,750
Realogy Corp. 9% 1/15/20 (f)		125,000	138,750
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		340,000	329,800
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		200,000	216,500
Ryland Group, Inc. 5.375% 10/1/22		55,000	53,900
Shimao Property Holdings Ltd. 6.625% 1/14/20 (Reg. S)		500,000	496,250
SOHO China Ltd. 7.125% 11/7/22 (Reg. S)		200,000	202,000
Sunac China Holdings Ltd.:
9.375% 4/5/18 (Reg. S)		200,000	206,750
12.5% 10/16/17 (Reg. S)		400,000	443,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (f)		80,000	78,400
Theta Capital Pte Ltd. 7% 5/16/19		400,000	420,217
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	207,708
Trillion Chance Ltd. 8.5% 1/10/19		400,000	408,195
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		$ 90,000	$ 89,325
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		145,000	142,825
5.875% 6/15/24 (f)		110,000	111,650
William Lyon Homes, Inc.:
5.75% 4/15/19 (f)		90,000	90,225
7% 8/15/22 (f)(h)		160,000	160,000
8.5% 11/15/20		215,000	237,038
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)		265,000	269,638
Wuzhou International Holdings Ltd. 13.75% 9/26/18 (Reg. S)		200,000	207,500
Xinyuan Real Estate Co. Ltd. 13.25% 5/3/18 (Reg. S)		200,000	202,500
Yuzhou Properties Co.:
8.75% 10/4/18 (Reg. S)		200,000	200,500
11.75% 10/25/17 (Reg. S)		200,000	220,000
			18,467,304
Hotels - 0.4%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	48,600
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)		1,080,000	1,131,300
Host Hotels & Resorts LP 6% 10/1/21		60,000	69,067
			1,248,967
Insurance - 0.5%
Assicurazioni Generali SpA:
7.75% 12/12/42 (i)	EUR	500,000	840,254
10.125% 7/10/42 (i)	EUR	100,000	187,547
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		345,000	353,625
MAPFRE SA 5.921% 7/24/37 (i)	EUR	150,000	213,512
			1,594,938
Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (f)		100,000	95,750
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (i)	EUR	600,000	862,121
			957,871
Metals/Mining - 3.2%
Abja Investment Co. Pte Ltd.:
4.85% 1/31/20 (Reg. S)		200,000	201,250
5.95% 7/31/24 (Reg. S)		200,000	198,325
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Alpha Natural Resources, Inc.:
6% 6/1/19		$ 195,000	$ 131,625
6.25% 6/1/21		295,000	191,750
9.75% 4/15/18		210,000	183,225
Alrosa Finance SA 7.75% 11/3/20 (f)		525,000	559,125
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		400,000	413,500
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		50,000	53,125
China Hongqiao Group Ltd. 7.625% 6/26/17 (Reg. S)		200,000	207,561
Compania Minera Ares SAC 7.75% 1/23/21 (f)		400,000	433,000
Compass Minerals International, Inc. 4.875% 7/15/24 (f)		255,000	249,900
Constellium NV 4.625% 5/15/21 (Reg. S)	EUR	300,000	411,256
Favor Sea Ltd. 11.75% 2/4/19 (Reg. S)		200,000	216,928
FMG Resources (August 2006) Pty Ltd. 6% 4/1/17 (f)		200,000	203,500
Fresnillo PLC 5.5% 11/13/23 (f)		600,000	631,500
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		625,000	565,625
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		200,000	126,000
New Gold, Inc.:
6.25% 11/15/22 (f)		80,000	84,200
7% 4/15/20 (f)		40,000	42,700
Nord Gold NV 6.375% 5/7/18 (f)		200,000	190,000
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		400,000	379,000
Prince Mineral Holding Corp. 12% 12/15/19 (f)		55,000	61,634
PT Adaro Indonesia 7.625% 10/22/19 (f)		1,150,000	1,196,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		115,000	113,275
Southern Copper Corp. 7.5% 7/27/35		250,000	293,513
Vedanta Resources PLC:
6% 1/31/19 (f)		450,000	462,375
6% 1/31/19 (Reg S.)		200,000	205,500
8.25% 6/7/21 (Reg. S)		200,000	226,500
9.5% 7/18/18 (Reg. S)		300,000	346,500
Walter Energy, Inc.:
9.5% 10/15/19 (f)		225,000	223,875
11% 4/1/20 pay-in-kind (f)(i)		170,000	120,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Yancoal International Resources Development Co. Ltd.:
4.461% 5/16/17 (Reg. S)		$ 200,000	$ 197,362
5.73% 5/16/22 (Reg. S)		200,000	187,290
			9,307,619
Paper - 0.2%
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	400,000	528,925
Publishing/Printing - 1.1%
Cenveo Corp. 6% 8/1/19 (f)		145,000	140,288
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (f)		485,000	435,288
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		1,375,000	1,533,125
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(i)		315,000	305,550
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		400,000	424,000
R.R. Donnelley & Sons Co.:
6% 4/1/24		105,000	103,950
7% 2/15/22		180,000	196,200
			3,138,401
Railroad - 0.1%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)		215,000	213,925
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		160,000	171,600
			385,525
Restaurants - 0.1%
Landry's Acquisition Co. 9.375% 5/1/20 (f)		105,000	113,925
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		125,000	130,625
			244,550
Services - 2.1%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		60,000	65,100
APX Group, Inc.:
6.375% 12/1/19		990,000	990,000
8.75% 12/1/20		1,005,000	979,875
Audatex North America, Inc. 6% 6/15/21 (f)		1,010,000	1,057,975
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		95,000	98,800
Ceridian LLC / Comdata, Inc. 8.125% 11/15/17 (f)		275,000	274,313
Empark Funding SA 6.75% 12/15/19 (Reg. S)	EUR	200,000	289,288
FTI Consulting, Inc. 6% 11/15/22		205,000	209,356
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Services - continued
Garda World Security Corp.:
7.25% 11/15/21 (f)		$ 35,000	$ 35,613
7.25% 11/15/21 (f)		100,000	101,750
Hertz Corp.:
5.875% 10/15/20		150,000	153,375
6.25% 10/15/22		105,000	108,675
Laureate Education, Inc. 9.25% 9/1/19 (f)		930,000	930,000
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		70,000	72,800
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	350,000	501,474
TMS International Corp. 7.625% 10/15/21 (f)		55,000	58,300
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (i)		155,000	160,425
9.625% 6/15/18 pay-in-kind (i)		90,000	93,600
			6,180,719
Shipping - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		335,000	339,188
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	10,225
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		225,000	229,500
Teekay Corp. 8.5% 1/15/20		685,000	782,613
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		115,000	127,650
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	266,175
			1,755,351
Steel - 1.0%
CITIC Pacific Ltd.:
6.375% 4/10/20 (Reg. S)		200,000	223,500
6.625% 4/15/21		200,000	227,000
6.8% 1/17/23 (Reg. S)		300,000	346,125
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		710,000	702,900
Metinvest BV 10.25% 5/20/15 (f)		100,000	91,500
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		520,000	550,550
11.25% 10/15/18		200,000	221,000
Steel Dynamics, Inc. 6.375% 8/15/22		120,000	127,800
TMK Capital SA 7.75% 1/27/18		400,000	400,000
			2,890,375
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Super Retail - 0.6%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		$ 20,000	$ 21,200
CST Brands, Inc. 5% 5/1/23		65,000	64,188
Hema Bondco I BV 6.25% 6/15/19 (Reg S.)	EUR	100,000	133,905
Hengdeli Holdings Ltd. 6.25% 1/29/18 (Reg. S)		200,000	203,750
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	226,850
5.75% 2/15/18		80,000	73,200
7.4% 4/1/37		85,000	74,375
Limited Brands, Inc. 5.625% 2/15/22		250,000	262,500
Maoye International Holdings Ltd. 7.75% 5/19/17 (Reg. S)		200,000	206,520
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		200,000	190,046
Sally Holdings LLC 6.875% 11/15/19		35,000	37,275
Sonic Automotive, Inc.:
5% 5/15/23		40,000	38,400
7% 7/15/22		105,000	113,400
			1,645,609
Technology - 2.5%
Activision Blizzard, Inc. 6.125% 9/15/23 (f)		260,000	280,150
ADT Corp. 6.25% 10/15/21		235,000	243,225
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (f)(i)		230,000	234,025
Avaya, Inc. 7% 4/1/19 (f)		370,000	361,675
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (f)		200,000	207,000
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		585,000	582,075
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(i)		330,000	306,900
Brocade Communications Systems, Inc. 4.625% 1/15/23		135,000	129,600
CDW LLC/CDW Finance Corp. 6% 8/15/22		255,000	255,000
Ceridian Corp. 8.875% 7/15/19 (f)		135,000	149,175
China Automation Group Ltd. 7.75% 4/20/16		200,000	205,500
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		130,000	128,700
Entegris, Inc. 6% 4/1/22 (f)		70,000	72,275
First Data Corp.:
6.75% 11/1/20 (f)		238,000	251,090
11.25% 1/15/21		348,000	394,110
11.75% 8/15/21		94,000	109,745
Global A&T Electronics Ltd.:
10% 2/1/19 (f)		300,000	267,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Technology - continued
Global A&T Electronics Ltd.: - continued
10% 2/1/19 (Reg. S)		$ 200,000	$ 178,000
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(i)		105,000	103,950
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	965,000
Micron Technology, Inc. 5.875% 2/15/22 (f)		165,000	173,250
MMI International Ltd. 8% 3/1/17 (Reg. S)		250,000	256,028
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		200,000	215,000
Quad/Graphics, Inc. 7% 5/1/22 (f)		80,000	78,600
Rolta LLC 10.75% 5/16/18 (Reg. S)		100,000	108,000
Sensata Technologies BV 4.875% 10/15/23 (f)		120,000	118,800
STATS ChipPAC Ltd. 4.5% 3/20/18 (f)		212,000	214,915
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		545,000	604,269
13.375% 10/15/19		220,000	254,100
			7,447,157
Telecommunications - 10.5%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (f)		490,000	499,800
Altice Financing SA 6.5% 1/15/22 (Reg. S)	EUR	200,000	279,058
Altice Finco SA 8.125% 1/15/24 (f)		200,000	212,500
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (f)		400,000	425,000
8.625% 5/6/19 (Reg. S)		200,000	212,500
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	182,813
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (f)		700,000	897,750
Columbus International, Inc. 7.375% 3/30/21 (f)		625,000	659,375
Crown Castle International Corp. 4.875% 4/15/22		730,000	722,700
Digicel Group Ltd.:
7% 2/15/20 (f)		600,000	636,000
7.125% 4/1/22 (f)		620,000	629,300
8.25% 9/1/17 (f)		300,000	306,750
8.25% 9/30/20 (f)		925,000	996,688
DigitalGlobe, Inc. 5.25% 2/1/21		905,000	885,769
Eileme 2 AB 11.625% 1/31/20 (f)		220,000	258,225
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		245,000	262,150
Frontier Communications Corp. 8.5% 4/15/20		750,000	864,375
GCX Ltd. 7% 8/1/19 (Reg. S)		200,000	205,390
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Hellenic Telecommunications Organization SA 3.5% 7/9/20	EUR	250,000	$ 328,067
Hughes Satellite Systems Corp. 6.5% 6/15/19		415,000	458,056
Intelsat Jackson Holdings SA:
5.5% 8/1/23		500,000	480,000
6.625% 12/15/22 (Reg. S)		590,000	595,900
Intelsat Luxembourg SA 8.125% 6/1/23		485,000	504,400
Level 3 Communications, Inc. 8.875% 6/1/19		55,000	59,400
Level 3 Escrow II, Inc. 5.375% 8/15/22 (f)(h)		320,000	314,000
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)		265,000	274,275
7% 6/1/20		900,000	957,375
Millicom International Cellular SA 6.625% 10/15/21 (f)		600,000	637,500
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S) (i)	EUR	100,000	136,583
MTS International Funding Ltd.:
5% 5/30/23 (f)		550,000	510,125
8.625% 6/22/20 (f)		450,000	519,660
Pacnet Ltd. 9% 12/12/18 (Reg. S)		200,000	218,000
Play Topco SA 7.75% 2/28/20 (Reg. S) (i)	EUR	450,000	596,396
SBA Communications Corp.:
4.875% 7/15/22 (f)		805,000	768,775
5.625% 10/1/19		245,000	254,800
Sprint Capital Corp.:
6.875% 11/15/28		215,000	209,625
6.9% 5/1/19		815,000	872,050
8.75% 3/15/32		520,000	577,200
Sprint Communications, Inc. 6% 11/15/22		2,060,000	2,029,100
Sprint Corp.:
7.125% 6/15/24 (f)		285,000	290,700
7.875% 9/15/23 (f)		530,000	567,100
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		195,000	200,850
6.25% 4/1/21		380,000	397,100
6.464% 4/28/19		85,000	88,613
6.542% 4/28/20		305,000	318,725
6.625% 4/1/23		580,000	609,000
6.633% 4/28/21		275,000	288,750
6.731% 4/28/22		205,000	214,738
6.836% 4/28/23		80,000	84,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
TBG Global Pte. Ltd. 4.625% 4/3/18 (f)		$ 600,000	$ 609,000
Telecom Italia SpA:
4.875% 9/25/20 (Reg. S)	EUR	500,000	729,532
7% 1/20/17	EUR	500,000	752,298
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		600,000	640,500
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	145,962
6.75% 8/15/24 (Reg. S)	EUR	100,000	150,268
TW Telecom Holdings, Inc.:
5.375% 10/1/22		435,000	470,888
6.375% 9/1/23		435,000	492,094
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		350,000	381,500
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		500,000	513,125
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.)	EUR	350,000	469,253
4.203% 7/15/20 (Reg S.) (i)	EUR	100,000	134,407
4.75% 7/15/20 (f)		625,000	610,938
6.5% 4/30/20 (f)		1,000,000	1,062,500
			30,660,071
Textiles & Apparel - 0.1%
Golden Legacy Pte Ltd. 9% 4/24/19 (Reg. S)		200,000	213,540
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	201,000
			414,540
TOTAL NONCONVERTIBLE BONDS			244,767,809
TOTAL CORPORATE BONDS (Cost $237,736,981)			244,972,309
Common Stocks - 1.5%
	Shares
Automotive - 0.3%
General Motors Co.	19,368	655,026
Trinseo SA	19,100	318,397
		973,423
Common Stocks - continued
	Shares	Value
Broadcasting - 0.2%
Cumulus Media, Inc. Class A (a)	83,000	$ 429,940
Chemicals - 0.2%
LyondellBasell Industries NV Class A	6,300	669,375
Westlake Chem Partners LP (a)	500	15,175
		684,550
Energy - 0.2%
EP Energy Corp.	22,000	440,000
Healthcare - 0.2%
Express Scripts Holding Co. (a)	7,500	522,375
Legend Acquisition Sub, Inc.	2,128	32,553
Legend Acquisition Sub, Inc.:
Class A warrants (a)	2,195	0
Class B warrants (a)	2,894	0
		554,928
Homebuilders/Real Estate - 0.1%
Realogy Holdings Corp. (a)	7,900	290,404
Services - 0.1%
ARAMARK Holdings Corp.	11,900	320,824
WP Rocket Holdings, Inc.	80,442	100,553
		421,377
Telecommunications - 0.2%
Broadview Networks Holdings, Inc. (a)	12,187	23,765
Verizon Communications, Inc.	12,500	630,250
		654,015
TOTAL COMMON STOCKS (Cost $4,634,070)		4,448,637
Nonconvertible Preferred Stocks - 0.6%

Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (f)	709	705,455
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	33,810	918,956
Services - 0.0%
WP Rocket Holdings, Inc. 15.00%	58,865	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,301,027)		1,624,412
Bank Loan Obligations - 4.2%
		Principal Amount (d)
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (i)		$ 260,000	258,375
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Automotive - 0.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/25/20 (i)		$ 26,341	$ 26,209
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (i)		64,191	63,790
			89,999
Broadcasting - 0.3%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (i)		640,009	641,609
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (i)		189,050	189,523
			831,132
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (i)		59,550	59,327
Cable TV - 0.0%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (i)		20,000	20,075
Tranche 2LN, term loan 7.75% 7/7/23 (i)		85,000	85,638
			105,713
Chemicals - 0.1%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (i)		10,000	10,110
Tranche B 1LN, term loan 4.5% 6/12/21 (i)		29,548	29,677
Royal Adhesives & Sealants LLC Tranche 2LN, term loan 9.75% 1/31/19 (i)		235,000	239,700
			279,487
Consumer Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (i)		398,000	397,503
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (i)		44,663	44,607
			442,110
Diversified Financial Services - 0.3%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (i)		405,000	410,063
Tranche B 2LN, term loan 4% 7/10/20 (i)		143,188	143,009
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (i)		207,833	208,093
			761,165
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Diversified Media - 0.3%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (i)		$ 120,000	$ 117,600
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (i)		691,525	691,525
			809,125
Electric Utilities - 0.7%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (i)		1,748,000	1,748,000
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (i)		54,450	54,586
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)		153,307	153,889
			1,956,475
Energy - 0.3%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (i)		56,667	56,242
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (i)		480,000	489,600
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (i)		22,617	22,617
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (i)		49,500	49,376
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		65,000	66,300
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)		45,000	46,125
Sheridan Investment Partners I term loan 4.25% 12/16/20 (i)		75,190	74,814
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (i)		10,459	10,407
Tranche M, term loan 4.25% 12/16/20 (i)		3,901	3,881
			819,362
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)		35,000	34,738
Environmental - 0.3%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (i)		840,000	823,200
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Food & Drug Retail - 0.0%
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (i)		$ 103,686	$ 103,426
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (i)		38,007	37,960
			141,386
Food/Beverage/Tobacco - 0.0%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (i)		84,150	83,940
Tranche B 2LN, term loan 8.25% 11/30/20 (i)		75,000	76,031
			159,971
Gaming - 0.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)		333,283	332,450
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (i)		72,592	74,951
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)		88,650	87,985
			495,386
Healthcare - 0.3%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (i)		130,000	130,000
Tranche B 1LN, term loan 4.75% 4/23/21 (i)		105,000	105,000
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (i)		15,000	15,169
MModal LP LLC term loan 9% 1/31/20		138,353	138,353
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (i)		24,375	24,497
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (i)		15,000	15,150
Tranche B 2LN, term loan 4.25% 7/3/19 (i)		364,008	363,098
			791,267
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)		96,546	96,426
Hotels - 0.1%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)		224,494	223,371
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Metals/Mining - 0.1%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (i)		$ 280,000	$ 278,600
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 1/25/21 (i)		20,000	20,400
			299,000
Publishing/Printing - 0.3%
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (i)		19,550	19,574
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (i)		727,684	727,684
			747,258
Services - 0.3%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)		148,278	143,459
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (i)		825,000	812,625
			956,084
Steel - 0.0%
Atkore International, Inc. Tranche 2LN, term loan 7.75% 10/9/21 (i)		145,000	145,906
Technology - 0.3%
Carros U.S., LLC Tranche B, term loan 6/30/21 (j)		30,000	30,000
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (i)		124,375	122,982
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (i)		310,000	319,300
Tranche B 1LN, term loan 4.5% 10/30/19 (i)		158,423	158,423
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (i)		109,725	109,176
Tranche 2LN, term loan 8% 4/9/22 (i)		95,000	93,813
			833,694
Telecommunications - 0.1%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (i)		180,000	179,100
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (i)		6,325	6,357
			185,457
TOTAL BANK LOAN OBLIGATIONS (Cost $12,262,097)			12,345,414
Preferred Securities - 6.0%
		Principal Amount (d)	Value
Banks & Thrifts - 3.3%
AMBB Capital (L) Ltd. 6.77% (g)(i)		$ 200,000	$ 205,383
Banco Santander SA 6.25% (g)(i)	EUR	100,000	138,091
Bank of America Corp. 5.2% (g)(i)		345,000	326,427
Barclays Bank PLC:
4.875% (g)(i)	EUR	500,000	672,810
7.625% 11/21/22		1,275,000	1,458,142
Barclays PLC 8% (g)(i)	EUR	200,000	292,008
BNP Paribas SA 5.019% (g)(i)	EUR	50,000	71,953
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(i)	EUR	300,000	464,797
Credit Agricole 6.5% (Reg. S) (g)(i)	EUR	300,000	422,118
Deutsche Bank AG 6% (Reg. S) (g)(i)	EUR	400,000	538,835
Fortis Banque SA 4.625% (Reg. S) (g)(i)	EUR	300,000	416,961
ICICI Bank Ltd. 7.25% (Reg. S) (g)(i)	EUR	200,000	207,071
Intesa Sanpaolo SpA:
8.047% (g)(i)	EUR	500,000	771,213
8.375% (g)(i)	EUR	500,000	845,712
JPMorgan Chase & Co. 5.15% (g)(i)		1,215,000	1,164,547
Natixis SA 6.307% (g)(i)	EUR	150,000	233,117
Royal Bank of Scotland Group PLC 7.0916% (g)(i)	EUR	50,000	74,914
SBB Capital Corp. 6.62% (g)(i)		200,000	207,742
Societe Generale 6.999% (g)(i)	EUR	200,000	318,077
State Bank of India 6.439% (g)(i)		300,000	303,828
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	EUR	250,000	369,114
UniCredit International Bank Luxembourg SA 8.125% (g)(i)	EUR	100,000	160,248
			9,663,108
Consumer Products - 0.3%
Cosan Overseas Ltd. 8.25% (g)		1,000,000	1,057,229
Diversified Financial Services - 1.2%
Baggot Securities Ltd. 10.24% (Reg. S) (g)	EUR	100,000	151,014
China CITIC Bank International Ltd. 7.25% (Reg. S) (g)(i)	EUR	300,000	322,502
Citigroup, Inc.:
5.35% (g)(i)		2,385,000	2,275,103
5.9% (g)(i)		180,000	183,809
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (g)(i)	EUR	500,000	686,634
			3,619,062
Electric Utilities - 0.2%
China Resources Power East Foundation Co. Ltd. 7.25% (g)(i)		500,000	532,024
Food/Beverage/Tobacco - 0.4%
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		1,160,000	1,188,913
Preferred Securities - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - 0.3%
Odebrecht Finance Ltd. 7.5% (f)(g)		$ 750,000	$ 773,087
Insurance - 0.0%
Groupama SA 6.298% (g)(i)	EUR	100,000	141,240
Metals/Mining - 0.1%
Chalieco Hong Kong Corp. Ltd. 6.875% (Reg. S) (g)(i)		200,000	210,849
Steel - 0.2%
CITIC Pacific Ltd. 8.625% (Reg. S) (g)(i)		300,000	351,492
KBC Groupe SA 5.625% (Reg. S) (g)(i)	EUR	150,000	200,722
			552,214
TOTAL PREFERRED SECURITIES (Cost $16,416,088)			17,737,726
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $7,794,418)	7,794,418	7,794,418
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $280,144,681)		288,922,916
NET OTHER ASSETS (LIABILITIES) - 1.4%		4,221,313
NET ASSETS - 100%		$ 293,144,229
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,547,773 or 32.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,020
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,405,790	$ 1,405,790	$ -	$ -
Energy	440,000	440,000	-	-
Financials	1,914,815	1,209,360	705,455	-
Health Care	554,928	522,375	-	32,553
Industrials	100,554	-	-	100,554
Materials	1,002,947	1,002,947	-	-
Telecommunication Services	654,015	654,015	-	-
Corporate Bonds	244,972,309	-	244,972,309	-
Bank Loan Obligations	12,345,414	-	12,054,444	290,970
Preferred Securities	17,737,726	-	17,737,726	-
Money Market Funds	7,794,418	7,794,418	-	-
Total Investments in Securities:	$ 288,922,916	$ 13,028,905	$ 275,469,934	$ 424,077
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $279,643,860. Net unrealized appreciation aggregated $9,279,056, of which $12,275,058 related to appreciated investment securities and $2,996,002 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global High Income Fund

July 31, 2014

1.926256.103

GHI-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 83.6%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
Metals/Mining - 0.1%
Vedanta Resources Jersey II Ltd. 5.5% 7/13/16		$ 200,000	$ 204,500

Nonconvertible Bonds - 83.5%
Aerospace - 0.2%
GenCorp, Inc. 7.125% 3/15/21		440,000	476,212
TransDigm, Inc. 6.5% 7/15/24 (f)		225,000	227,250
			703,462
Air Transportation - 0.4%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		344,000	361,200
Allegiant Travel Co. 5.5% 7/15/19		75,000	75,844
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	106,000
Continental Airlines, Inc. 6.125% 4/29/18		55,000	58,850
U.S. Airways Group, Inc. 6.125% 6/1/18		470,000	494,675
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	48,150
			1,144,719
Automotive - 2.3%
Banque PSA Finance:
4% 6/24/15 (Reg. S)	EUR	100,000	137,104
4.25% 2/25/16	EUR	100,000	139,446
Chassix, Inc. 9.25% 8/1/18 (f)		90,000	95,625
Dana Holding Corp.:
5.375% 9/15/21		200,000	205,000
6% 9/15/23		200,000	208,500
Fiat Finance & Trade Ltd. SA:
6.625% 3/15/18 (Reg. S)	EUR	200,000	298,889
7.625% 9/15/14	EUR	50,000	67,441
7.75% 10/17/16	EUR	540,000	802,627
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	100,000	151,468
Gates Global LLC / Gates Global Co. 6% 7/15/22 (f)		250,000	243,750
General Motors Acceptance Corp. 8% 11/1/31		400,000	497,000
General Motors Financial Co., Inc. 4.25% 5/15/23		125,000	122,969
Gestamp Funding SA 5.875% 5/31/20 (Reg. S)	EUR	100,000	140,600
LKQ Corp. 4.75% 5/15/23		55,000	53,075
Penske Automotive Group, Inc. 5.75% 10/1/22		225,000	232,313
Peugeot Citroen SA 7.375% 3/6/18	EUR	100,000	154,500
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		200,000	206,000
Renault SA 3.125% 3/5/21 (Reg. S)	EUR	100,000	141,630
Samvardhana Motherson Automotive Systems Group BV 4.125% 7/15/21 (Reg. S)	EUR	150,000	197,292
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Automotive - continued
Schaeffler Finance BV:
3.5% 5/15/22 (Reg. S)	EUR	100,000	$ 133,663
4.25% 5/15/21 (f)		345,000	344,914
4.75% 5/15/21 (f)		310,000	314,650
Schaeffler Holding Finance BV:
6.875% 8/15/18 (Reg. S) (i)	EUR	100,000	140,433
6.875% 8/15/18 pay-in-kind (f)(i)		225,000	236,250
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		975,000	1,009,125
Tupy Overseas SA 6.625% 7/17/24 (f)		400,000	410,000
			6,684,264
Banks & Thrifts - 7.6%
Ally Financial, Inc.:
4.75% 9/10/18		885,000	920,400
7.5% 9/15/20		2,065,000	2,379,913
8% 3/15/20		185,000	216,450
BanColombia SA 5.95% 6/3/21		400,000	441,000
Bangkok Bank Ltd. PCL 5% 10/3/23 (f)		400,000	430,852
Bank of Baroda (London) 6.625% 5/25/22 (i)		200,000	207,474
Bank of Ceylon:
5.325% 4/16/18 (Reg. S)		200,000	203,000
6.875% 5/3/17 (Reg. S)		200,000	212,500
Bank of India - London Branch 6.625% 9/22/21 (i)		200,000	205,242
Bank of Ireland:
10% 7/30/16	EUR	200,000	292,382
10% 12/19/22	EUR	200,000	342,797
BBVA Bancomer SA 7.25% 4/22/20 (f)		1,000,000	1,146,200
BBVA Paraguay SA 9.75% 2/11/16 (f)		250,000	268,750
Caja Madrid SA 4.125% 3/24/36	EUR	150,000	222,009
Canara Bank Ltd. 6.365% 11/28/21 (i)		100,000	102,457
Commerzbank AG 7.75% 3/16/21	EUR	400,000	658,995
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (i)	EUR	200,000	298,608
FBN Finance Co. BV 8.25% 8/7/20 (f)(i)		200,000	207,000
Finansbank A/S 6.25% 4/30/19 (f)		1,000,000	1,048,800
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,050,000	1,120,875
GMAC LLC:
6.75% 12/1/14		1,150,000	1,162,938
8% 12/31/18		30,000	35,100
8% 11/1/31		1,495,000	1,865,013
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
GTB Finance BV 6% 11/8/18 (f)		$ 400,000	$ 397,520
HBOS PLC 4.5% 3/18/30 (i)	EUR	300,000	435,359
HSBK BV 7.25% 5/3/17 (f)		400,000	433,000
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (i)		500,000	522,500
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		950,000	1,008,900
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (f)		600,000	661,620
National Savings Bank 8.875% 9/18/18 (Reg. S)		200,000	228,000
Ocwen Financial Corp. 6.625% 5/15/19 (f)		275,000	281,188
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	250,000	399,204
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		1,642,000	1,640,834
6% 12/19/23		760,000	807,305
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (f)		400,000	404,400
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (f)		425,000	407,150
UT2 Funding PLC 5.321% 6/30/16 (c)	EUR	50,000	68,626
Woori Bank 4.75% 4/30/24 (Reg. S)		300,000	303,103
Zenith Bank PLC 6.25% 4/22/19 (f)		400,000	398,000
			22,385,464
Broadcasting - 0.8%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	99,750
7.75% 7/15/21		5,000	5,475
Clear Channel Communications, Inc. 5.5% 12/15/16		190,000	186,200
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	204,000	274,559
Myriad International Holding BV 6% 7/18/20 (f)		200,000	220,500
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	178,000
Polish Television Holding BV 11% 1/15/21 pay-in-kind (Reg. S) (i)	EUR	200,000	321,841
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		750,000	795,000
7.625% 9/18/20 (Reg S.)		250,000	266,250
			2,347,575
Building Materials - 1.6%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		200,000	198,500
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		70,000	70,175
CEMEX Finance LLC:
5.25% 4/1/21 (Reg. S)	EUR	100,000	138,759
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Building Materials - continued
CEMEX Finance LLC: - continued
6% 4/1/24 (f)		$ 505,000	$ 505,000
CEMEX S.A.B. de CV 5.2341% 9/30/15 (f)(i)		345,000	355,350
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		95,613	98,959
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		200,000	206,500
10.5% 4/27/17 (Reg. S)		200,000	216,500
HeidelbergCement Finance AG 8.5% 10/31/19	EUR	300,000	522,121
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	175,181
HMAN Finance Sub Corp. 6.375% 7/15/22 (f)		100,000	98,500
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		200,000	203,440
Nortek, Inc. 8.5% 4/15/21		120,000	130,200
Novafives SAS 4.5% 6/30/21 (Reg S.)	EUR	130,000	175,600
Officine Maccaferri SpA 5.75% 6/1/21 (Reg. S)	EUR	290,000	397,256
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		400,000	419,480
Titan Global Finance PLC 4.25% 7/10/19 (Reg. S)	EUR	300,000	398,863
USG Corp.:
5.875% 11/1/21 (f)		50,000	51,500
9.75% 1/15/18		135,000	158,288
West China Cement Ltd. 7.5% 1/25/16		200,000	205,500
			4,725,672
Cable TV - 4.9%
Adria Bidco BV 7.875% 11/15/20 (Reg. S)	EUR	150,000	212,407
Altice S.A.:
7.25% 5/15/22 (Reg. S)	EUR	450,000	625,169
7.75% 5/15/22 (f)		2,135,000	2,183,038
Cable Communications Systems NV 7.5% 11/1/20	EUR	250,000	361,544
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% 9/1/23		180,000	180,000
5.75% 1/15/24		1,165,000	1,159,175
6.625% 1/31/22		240,000	252,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		45,000	46,350
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		685,000	659,313
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		115,000	115,575
DISH DBS Corp. 5% 3/15/23		1,765,000	1,729,700
Lynx I Corp. 5.375% 4/15/21 (f)		200,000	202,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Cable TV - continued
Lynx II Corp. 6.375% 4/15/23 (f)		$ 200,000	$ 210,000
Mediacom Broadband LLC/Mediacom Broadband Corp. 5.5% 4/15/21 (Reg. S) (f)		290,000	292,900
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	428,156
Numericable Group SA:
5.375% 5/15/22 (Reg. S)	EUR	150,000	208,422
5.625% 5/15/24 (Reg. S)	EUR	250,000	349,887
6% 5/15/22 (f)		1,605,000	1,613,025
6.25% 5/15/24 (f)		200,000	201,000
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		160,000	170,400
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	354,848
5.5% 9/15/22 (Reg. S)	EUR	400,000	574,185
5.5% 1/15/23 (f)		200,000	201,000
7.5% 3/15/19 (Reg. S)	EUR	400,000	569,096
9.5% 3/15/21 (Reg. S)	EUR	200,000	302,531
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		270,000	284,850
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		150,000	162,750
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	160,500
VTR Finance BV 6.875% 1/15/24 (f)		600,000	621,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		45,000	50,175
			14,481,746
Capital Goods - 0.7%
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	65,000	98,136
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)		180,000	186,525
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		200,000	198,000
Wendel SA:
3.75% 1/21/21	EUR	100,000	146,625
4.375% 8/9/17	EUR	250,000	364,888
5.875% 9/17/19	EUR	200,000	319,872
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		400,000	380,000
6.875% 4/5/17 (Reg. S)		200,000	206,500
			1,900,546
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Chemicals - 1.9%
Braskem Finance Ltd. 6.45% 2/3/24		$ 600,000	$ 629,820
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	228,957
Chemtura Corp. 5.75% 7/15/21		115,000	117,300
Fufeng Group Ltd. 7.625% 4/13/16 (Reg. S)		200,000	206,000
Hexion U.S. Finance Corp. 6.625% 4/15/20		978,000	1,017,120
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	500,000	682,916
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	282,540
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		290,000	311,025
LSB Industries, Inc. 7.75% 8/1/19		85,000	91,163
OCP SA 5.625% 4/25/24 (f)		200,000	209,500
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)		200,000	208,064
PolyOne Corp. 5.25% 3/15/23		250,000	251,250
Rockwood Specialties Group, Inc. 4.625% 10/15/20		145,000	150,800
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		990,000	1,041,975
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		150,000	159,375
			5,587,805
Consumer Products - 0.7%
Dometic Group AB 9.5% 6/26/19 (Reg S.)	EUR	200,000	263,793
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		60,000	56,700
Prestige Brands, Inc.:
5.375% 12/15/21 (f)		320,000	320,000
8.125% 2/1/20		25,000	27,375
Revlon Consumer Products Corp. 5.75% 2/15/21		1,185,000	1,202,775
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		45,000	47,363
6.625% 11/15/22		55,000	58,300
			1,976,306
Containers - 2.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(i)		200,000	199,296
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	474,451
Ardagh Packaging Finance PLC 9.125% 10/15/20 (f)		915,000	988,200
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)		200,000	191,000
7% 11/15/20 (f)		35,294	34,765
Ball Corp. 4% 11/15/23		585,000	539,663
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Containers - continued
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)(i)		$ 82,234	$ 83,930
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	65,000
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		955,000	902,475
Graphic Packaging International, Inc. 4.75% 4/15/21		70,000	70,175
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	213,668
6.75% 9/15/20 (Reg. S)	EUR	200,000	313,338
Rexam PLC 6.75% 6/29/67 (i)	EUR	325,000	454,775
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,050,000	2,091,000
6.875% 2/15/21		500,000	526,875
7.875% 8/15/19		250,000	265,938
Sealed Air Corp. 6.5% 12/1/20 (f)		145,000	158,775
SGD Group SA 5.625% 5/15/19 (Reg S.)	EUR	100,000	137,253
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		84,000	91,770
			7,802,347
Diversified Financial Services - 5.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (f)		455,000	450,450
Aircastle Ltd. 5.125% 3/15/21		395,000	395,988
Boing Group Financing PLC 6.625% 7/15/19 (Reg. S)	EUR	500,000	655,298
Cimpor Financial Operations BV 5.75% 7/17/24 (f)		400,000	396,760
CIT Group, Inc.:
5% 8/15/22		270,000	278,775
5% 8/1/23		540,000	551,475
5.375% 5/15/20		330,000	349,800
Comcel Trust 6.875% 2/6/24 (f)		600,000	645,000
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		400,000	432,000
Eileme 2 AB 11.75% 1/31/20 (Reg. S)	EUR	200,000	315,346
GCS Holdco Finance I SA 6.5% 11/15/18 (Reg. S)	EUR	100,000	140,600
GTB Finance BV 7.5% 5/19/16 (Reg. S)		350,000	366,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22		530,000	540,269
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.875% 8/15/22		$ 1,825,000	$ 1,948,188
8.25% 12/15/20		540,000	649,350
8.625% 1/15/22		2,505,000	3,096,764
International Personal Finance PLC:
5.75% 4/7/21 (Reg S.)	EUR	300,000	408,544
11.5% 8/6/15	EUR	360,000	531,373
SLM Corp.:
5.5% 1/15/19		445,000	460,575
5.5% 1/25/23		670,000	646,550
6.125% 3/25/24		420,000	413,700
8% 3/25/20		190,000	214,700
Studio City Finance Ltd. 8.5% 12/1/20 (Reg. S)		250,000	274,375
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	707,186
7.625% 1/15/20 (Reg. S)	EUR	250,000	353,174
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	427,867
			15,650,732
Diversified Media - 0.7%
Block Communications, Inc. 7.25% 2/1/20 (f)		660,000	693,000
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		100,000	104,500
6.5% 11/15/22		275,000	288,750
7.625% 3/15/20		65,000	67,925
Lamar Media Corp.:
5.375% 1/15/24 (f)		120,000	121,500
5.875% 2/1/22		55,000	58,163
MDC Partners, Inc. 6.75% 4/1/20 (f)		30,000	31,200
National CineMedia LLC:
6% 4/15/22		300,000	309,750
7.875% 7/15/21		35,000	37,800
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)		135,000	132,975
WMG Acquisition Corp.:
5.625% 4/15/22 (f)		50,000	49,750
6% 1/15/21 (f)		59,000	60,328
			1,955,641
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Electric Utilities - 4.6%
Calpine Corp.:
6% 1/15/22 (f)		$ 225,000	$ 237,375
7.875% 1/15/23 (f)		559,000	605,118
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		800,000	839,760
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (f)		37,000	42,967
Enel SpA 5% 1/15/75 (i)	EUR	300,000	416,801
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
12.25% 12/1/18 pay-in-kind (f)(i)		107,562	122,083
12.25% 3/1/22 (f)		2,120,000	2,544,000
GenOn Energy, Inc. 9.875% 10/15/20		385,000	402,325
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (f)		60,000	59,325
InterGen NV 7% 6/30/23 (f)		1,110,000	1,104,450
Listrindo Capital BV:
6.95% 2/21/19 (f)		400,000	430,000
6.95% 2/21/19 (Reg. S)		200,000	215,000
Mirant Americas Generation LLC 9.125% 5/1/31		50,000	48,250
NRG Energy, Inc. 6.625% 3/15/23		645,000	664,350
NSG Holdings II, LLC 7.75% 12/15/25 (f)		375,000	405,000
Petrobras International Finance Co. Ltd. 5.375% 1/27/21		400,000	412,024
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	180,000
5.5% 11/22/21 (Reg. S)		400,000	423,500
RJS Power Holdings LLC 5.125% 7/15/19 (f)		425,000	418,625
Star Energy Geothermal Wayang Windu Ltd. 6.125% 3/27/20		200,000	207,500
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	148,969
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	428,831
The AES Corp.:
4.875% 5/15/23		520,000	490,100
5.5% 3/15/24		140,000	137,200
7.375% 7/1/21		35,000	39,900
8% 10/15/17		3,000	3,443
TXU Corp.:
5.55% 11/15/14		1,361,000	1,007,140
6.5% 11/15/24		475,000	351,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.: - continued
6.55% 11/15/34		$ 1,000,000	$ 740,000
Viridian Group Fundco Ii Ltd. 11.125% 4/1/17 (Reg. S)	EUR	181,000	265,747
			13,391,283
Energy - 8.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		230,000	236,900
Afren PLC:
6.625% 12/9/20 (f)		250,000	260,625
10.25% 4/8/19 (f)		593,000	649,335
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7378% 8/1/19 (f)(i)		205,000	197,825
7.125% 11/1/20 (f)		170,000	164,050
7.375% 11/1/21 (f)		150,000	144,750
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	89,463
7% 5/20/22		180,000	192,600
Antero Resources Corp. 5.125% 12/1/22 (f)		420,000	418,950
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23		205,000	201,413
Basic Energy Services, Inc. 7.75% 2/15/19		90,000	94,275
Chesapeake Energy Corp.:
4.875% 4/15/22		210,000	209,475
5.375% 6/15/21		430,000	441,556
5.75% 3/15/23		250,000	266,875
6.125% 2/15/21		270,000	292,950
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	526,250
6.125% 7/15/22		170,000	181,688
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	68,250
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	409,500
Concho Resources, Inc. 5.5% 4/1/23		240,000	248,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (f)		175,000	180,688
7.75% 4/1/19		150,000	158,625
Diamondback Energy, Inc. 7.625% 10/1/21 (f)		195,000	211,575
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
DTEK Finance BV 9.5% 4/28/15 (f)		$ 100,000	$ 88,520
EDC Finance Ltd. 4.875% 4/17/20 (f)		600,000	546,000
EDP Finance BV 5.75% 9/21/17	EUR	500,000	746,989
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		510,000	541,875
Energy Transfer Equity LP 7.5% 10/15/20		30,000	33,525
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	119,900
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		180,000	188,550
9.375% 5/1/20		315,000	348,863
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		250,000	248,750
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		135,000	141,750
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		95,000	95,950
Gibson Energy, Inc. 6.75% 7/15/21 (f)		670,000	720,250
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	340,000
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	85,400
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)		255,000	251,813
Indo Energy Finance II BV 6.375% 1/24/23		200,000	166,500
Kodiak Oil & Gas Corp.:
5.5% 1/15/21		80,000	84,000
5.5% 2/1/22		175,000	184,625
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		200,000	205,000
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22		340,000	345,950
MIE Holdings Corp.:
6.875% 2/6/18 (Reg S.)		200,000	206,000
7.5% 4/25/19 (Reg S.)		200,000	211,250
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		400,000	418,480
Offshore Group Investment Ltd.:
7.125% 4/1/23		530,000	523,375
7.5% 11/1/19		950,000	978,500
Oleoducto Central SA 4% 5/7/21 (f)		400,000	404,500
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		380,000	398,050
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		975,000	1,062,750
Pan American Energy LLC 7.875% 5/7/21 (f)		1,050,000	1,093,470
Petroleos Mexicanos 6.625% (f)(g)		600,000	618,000
Plains Exploration & Production Co. 6.75% 2/1/22		120,000	135,600
PT Pertamina Persero 4.875% 5/3/22 (f)		400,000	402,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22 (f)		$ 125,000	$ 125,313
Rosetta Resources, Inc.:
5.625% 5/1/21		225,000	226,688
5.875% 6/1/24		140,000	142,800
Sabine Pass Liquefaction LLC:
5.625% 2/1/21		760,000	786,600
5.625% 4/15/23 (f)		510,000	517,650
SemGroup Corp. 7.5% 6/15/21		870,000	937,425
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	108,500
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)		95,000	100,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		60,000	63,600
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20		35,000	35,875
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		630,525	644,712
Unit Corp. 6.625% 5/15/21		650,000	682,500
Western Refining, Inc. 6.25% 4/1/21		105,000	107,625
Yingde Gases Investment Ltd.:
8.125% 4/22/18 (f)		600,000	630,000
8.125% 4/22/18 (Reg. S)		200,000	210,000
YPF SA:
8.75% 4/4/24 (f)		600,000	624,000
8.875% 12/19/18 (f)		405,000	419,175
Zhaikmunai International BV 7.125% 11/13/19 (f)		800,000	870,000
			25,014,891
Entertainment/Film - 0.4%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		160,000	159,600
5.625% 2/15/24 (f)		55,000	54,931
Cinemark U.S.A., Inc.:
4.875% 6/1/23		265,000	259,038
5.125% 12/15/22		50,000	50,375
7.375% 6/15/21		15,000	16,238
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		170,000	175,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Entertainment/Film - continued
Regal Entertainment Group:
5.75% 6/15/23		$ 470,000	$ 472,350
5.75% 2/1/25		55,000	54,863
			1,242,495
Environmental - 0.2%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	99,500
5.25% 8/1/20		110,000	110,825
Covanta Holding Corp. 6.375% 10/1/22		103,000	109,438
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	212,500
			532,263
Food & Drug Retail - 1.2%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (f)		135,000	144,450
JBS Investments GmbH 7.25% 4/3/24 (f)		210,000	217,812
Minerva Luxmbourg SA 7.75% 1/31/23 (f)		400,000	428,500
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		170,000	187,000
Rite Aid Corp.:
6.75% 6/15/21		875,000	910,000
6.875% 12/15/28 (f)		705,000	718,219
7.7% 2/15/27		711,000	778,545
Tops Markets LLC 8.875% 12/15/17		95,000	102,838
			3,487,364
Food/Beverage/Tobacco - 2.0%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	200,000	298,943
9.875% 5/1/19 (Reg. S)	EUR	100,000	148,635
C&S Group Enterprises LLC 5.375% 7/15/22 (f)		290,000	285,650
Corporacion Lindley SA 6.75% 11/23/21 (f)		400,000	441,000
ESAL GmbH 6.25% 2/5/23 (f)		985,000	962,838
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		265,000	283,550
Findus Bondco SA 9.125% 7/1/18 (Reg. S)	EUR	200,000	288,565
H.J. Heinz Co. 4.25% 10/15/20		885,000	879,469
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)		1,100,000	1,197,900
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (f)		270,000	266,625
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Post Holdings, Inc. 6.75% 12/1/21 (f)		$ 370,000	$ 384,338
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (i)	EUR	250,000	342,797
			5,780,310
Gaming - 2.1%
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		405,000	408,038
Gamenet SpA 7.25% 8/1/18 (Reg. S)	EUR	150,000	206,281
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		95,000	96,425
4.875% 11/1/20		245,000	248,675
5.375% 11/1/23		195,000	198,778
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		130,000	134,875
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	150,188
MCE Finance Ltd.:
5% 2/15/21 (f)		725,000	719,563
5% 2/15/21 (Reg. S)		200,000	198,500
MGM Mirage, Inc.:
6.625% 12/15/21		150,000	162,188
8.625% 2/1/19		315,000	366,975
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		490,000	502,250
11% 10/1/21 (f)		305,000	321,013
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	53,563
Studio City Finance Ltd. 8.5% 12/1/20 (f)		1,365,000	1,498,088
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (f)		480,000	451,200
Wynn Macau Ltd. 5.25% 10/15/21 (f)		500,000	500,000
			6,216,600
Healthcare - 5.1%
Acadia Healthcare Co., Inc. 5.125% 7/1/22 (f)		170,000	170,425
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		85,000	89,250
7.75% 2/15/19		195,000	204,750
Catamaran Corp. 4.75% 3/15/21 (Reg. S)		215,000	214,463
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	400,000	572,578
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Healthcare - continued
CTR Partnership LP / CareTrust Capital Corp. 5.875% 6/1/21 (f)		$ 40,000	$ 40,100
DaVita HealthCare Partners, Inc. 5.125% 7/15/24		500,000	498,750
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	76,942
Fresenius U.S. Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	143,613
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (f)		315,000	316,181
HCA Holdings, Inc.:
4.75% 5/1/23		1,290,000	1,273,875
5% 3/15/24		335,000	332,488
5.875% 3/15/22		1,424,000	1,516,560
5.875% 5/1/23		340,000	350,200
6.25% 2/15/21		195,000	205,823
6.5% 2/15/20		895,000	972,194
7.5% 2/15/22		180,000	203,850
HealthSouth Corp.:
5.75% 11/1/24		100,000	104,500
7.75% 9/15/22		243,000	259,403
IMS Health, Inc. 6% 11/1/20 (f)		95,000	99,275
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	450,000	637,974
Omega Healthcare Investors, Inc. 5.875% 3/15/24		360,000	375,300
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20		60,000	64,050
Polymer Group, Inc. 6.875% 6/1/19 (f)		100,000	100,750
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	200,000	288,565
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	154,613
5.5% 2/1/21		120,000	123,000
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		70,000	73,150
Select Medical Corp. 6.375% 6/1/21		780,000	799,500
Tenet Healthcare Corp.:
4.375% 10/1/21		1,125,000	1,082,813
4.5% 4/1/21		180,000	175,050
4.75% 6/1/20		135,000	133,988
6% 10/1/20		235,000	245,575
6.25% 11/1/18		85,000	92,013
8.125% 4/1/22		955,000	1,067,213
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		155,000	155,388
6.75% 8/15/21 (f)		40,000	41,600
7.25% 7/15/22 (f)		25,000	26,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International: - continued
7.5% 7/15/21 (f)		$ 973,000	$ 1,050,840
VPI Escrow Corp. 6.375% 10/15/20 (f)		190,000	196,175
VWR Funding, Inc. 7.25% 9/15/17		340,000	359,125
			14,888,402
Homebuilders/Real Estate - 6.3%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		300,000	312,780
9.875% 3/20/17 (Reg. S)		500,000	543,500
Aldesa Financial Services SA 7.25% 4/1/21 (Reg. S)	EUR	150,000	204,875
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)		990,000	965,250
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	143,150
Big Will Investments Ltd. 10.875% 4/29/16		200,000	216,500
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		85,000	89,144
CBRE Group, Inc. 5% 3/15/23		770,000	766,150
Cementos Progreso Trust 7.125% 11/6/23 (f)		400,000	431,000
Central China Real Estate Ltd. 6.5% 6/4/18 (Reg.S)		400,000	389,525
China Aoyuan Property Group Ltd. 11.25% 1/17/19 (Reg. S)		400,000	403,765
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		400,000	431,000
China South City Holdings Ltd. 8.25% 1/29/19 (Reg. S)		200,000	202,500
CIFI Holdings Group Co. Ltd.:
8.875% 1/27/19 (Reg. S)		200,000	202,000
12.25% 4/15/18		200,000	223,400
Country Garden Holdings Co. Ltd.:
7.25% 4/4/21 (Reg. S)		600,000	596,250
11.125% 2/23/18 (Reg. S)		200,000	218,000
D.R. Horton, Inc. 5.75% 8/15/23		575,000	606,625
Evergrande Real Estate Group Ltd. 8.75% 10/30/18 (Reg. S)		600,000	580,500
Fantasia Holdings Group Co. Ltd. 10.625% 1/23/19 (Reg. S)		200,000	184,815
Future Land Develpment Holding Ltd.:
10.25% 1/31/18 (Reg. S)		200,000	202,630
10.25% 7/21/19 (Reg. S)		200,000	197,660
Gemdale International Investment Ltd. 7.125% 11/16/17 (Reg. S)		200,000	207,000
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	184,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		$ 500,000	$ 505,000
Howard Hughes Corp. 6.875% 10/1/21 (f)		440,000	463,100
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	14,325
11.5% 7/20/20 (Reg. S)		105,000	108,150
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (f)		200,000	209,250
8.875% 3/19/18 (Reg. S)		500,000	523,125
9% 6/6/19 (Reg S.)		200,000	208,500
12.875% 9/18/17		200,000	228,250
KB Home 4.75% 5/15/19		450,000	444,375
Kennedy-Wilson, Inc. 5.875% 4/1/24		155,000	155,388
KWG Property Holding Ltd.:
8.975% 1/14/19 (Reg. S)		500,000	516,250
12.5% 8/18/17 (f)		200,000	212,500
13.25% 3/22/17 (Reg. S)		200,000	232,500
Longfor Properties Co. Ltd.:
6.75% 1/29/23 (Reg S.)		200,000	193,715
6.875% 10/18/19		200,000	206,750
Modernland Overseas Pte Ltd. 11% 10/25/16 (Reg. S)		200,000	209,000
Pakuwon Prima Pte Ltd. 7.125% 7/2/19 (Reg. S)		200,000	200,436
Powerlong Real Estate Holding Ltd.:
11.25% 1/25/18 (Reg. S)		100,000	96,500
13.75% 9/16/15 (Reg. S)		100,000	104,750
Realogy Corp. 9% 1/15/20 (f)		125,000	138,750
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		340,000	329,800
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		200,000	216,500
Ryland Group, Inc. 5.375% 10/1/22		55,000	53,900
Shimao Property Holdings Ltd. 6.625% 1/14/20 (Reg. S)		500,000	496,250
SOHO China Ltd. 7.125% 11/7/22 (Reg. S)		200,000	202,000
Sunac China Holdings Ltd.:
9.375% 4/5/18 (Reg. S)		200,000	206,750
12.5% 10/16/17 (Reg. S)		400,000	443,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (f)		80,000	78,400
Theta Capital Pte Ltd. 7% 5/16/19		400,000	420,217
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	207,708
Trillion Chance Ltd. 8.5% 1/10/19		400,000	408,195
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		$ 90,000	$ 89,325
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		145,000	142,825
5.875% 6/15/24 (f)		110,000	111,650
William Lyon Homes, Inc.:
5.75% 4/15/19 (f)		90,000	90,225
7% 8/15/22 (f)(h)		160,000	160,000
8.5% 11/15/20		215,000	237,038
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)		265,000	269,638
Wuzhou International Holdings Ltd. 13.75% 9/26/18 (Reg. S)		200,000	207,500
Xinyuan Real Estate Co. Ltd. 13.25% 5/3/18 (Reg. S)		200,000	202,500
Yuzhou Properties Co.:
8.75% 10/4/18 (Reg. S)		200,000	200,500
11.75% 10/25/17 (Reg. S)		200,000	220,000
			18,467,304
Hotels - 0.4%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	48,600
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)		1,080,000	1,131,300
Host Hotels & Resorts LP 6% 10/1/21		60,000	69,067
			1,248,967
Insurance - 0.5%
Assicurazioni Generali SpA:
7.75% 12/12/42 (i)	EUR	500,000	840,254
10.125% 7/10/42 (i)	EUR	100,000	187,547
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		345,000	353,625
MAPFRE SA 5.921% 7/24/37 (i)	EUR	150,000	213,512
			1,594,938
Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (f)		100,000	95,750
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (i)	EUR	600,000	862,121
			957,871
Metals/Mining - 3.2%
Abja Investment Co. Pte Ltd.:
4.85% 1/31/20 (Reg. S)		200,000	201,250
5.95% 7/31/24 (Reg. S)		200,000	198,325
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Alpha Natural Resources, Inc.:
6% 6/1/19		$ 195,000	$ 131,625
6.25% 6/1/21		295,000	191,750
9.75% 4/15/18		210,000	183,225
Alrosa Finance SA 7.75% 11/3/20 (f)		525,000	559,125
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		400,000	413,500
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		50,000	53,125
China Hongqiao Group Ltd. 7.625% 6/26/17 (Reg. S)		200,000	207,561
Compania Minera Ares SAC 7.75% 1/23/21 (f)		400,000	433,000
Compass Minerals International, Inc. 4.875% 7/15/24 (f)		255,000	249,900
Constellium NV 4.625% 5/15/21 (Reg. S)	EUR	300,000	411,256
Favor Sea Ltd. 11.75% 2/4/19 (Reg. S)		200,000	216,928
FMG Resources (August 2006) Pty Ltd. 6% 4/1/17 (f)		200,000	203,500
Fresnillo PLC 5.5% 11/13/23 (f)		600,000	631,500
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		625,000	565,625
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		200,000	126,000
New Gold, Inc.:
6.25% 11/15/22 (f)		80,000	84,200
7% 4/15/20 (f)		40,000	42,700
Nord Gold NV 6.375% 5/7/18 (f)		200,000	190,000
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		400,000	379,000
Prince Mineral Holding Corp. 12% 12/15/19 (f)		55,000	61,634
PT Adaro Indonesia 7.625% 10/22/19 (f)		1,150,000	1,196,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		115,000	113,275
Southern Copper Corp. 7.5% 7/27/35		250,000	293,513
Vedanta Resources PLC:
6% 1/31/19 (f)		450,000	462,375
6% 1/31/19 (Reg S.)		200,000	205,500
8.25% 6/7/21 (Reg. S)		200,000	226,500
9.5% 7/18/18 (Reg. S)		300,000	346,500
Walter Energy, Inc.:
9.5% 10/15/19 (f)		225,000	223,875
11% 4/1/20 pay-in-kind (f)(i)		170,000	120,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Yancoal International Resources Development Co. Ltd.:
4.461% 5/16/17 (Reg. S)		$ 200,000	$ 197,362
5.73% 5/16/22 (Reg. S)		200,000	187,290
			9,307,619
Paper - 0.2%
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	400,000	528,925
Publishing/Printing - 1.1%
Cenveo Corp. 6% 8/1/19 (f)		145,000	140,288
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (f)		485,000	435,288
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		1,375,000	1,533,125
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(i)		315,000	305,550
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		400,000	424,000
R.R. Donnelley & Sons Co.:
6% 4/1/24		105,000	103,950
7% 2/15/22		180,000	196,200
			3,138,401
Railroad - 0.1%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)		215,000	213,925
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		160,000	171,600
			385,525
Restaurants - 0.1%
Landry's Acquisition Co. 9.375% 5/1/20 (f)		105,000	113,925
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		125,000	130,625
			244,550
Services - 2.1%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		60,000	65,100
APX Group, Inc.:
6.375% 12/1/19		990,000	990,000
8.75% 12/1/20		1,005,000	979,875
Audatex North America, Inc. 6% 6/15/21 (f)		1,010,000	1,057,975
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		95,000	98,800
Ceridian LLC / Comdata, Inc. 8.125% 11/15/17 (f)		275,000	274,313
Empark Funding SA 6.75% 12/15/19 (Reg. S)	EUR	200,000	289,288
FTI Consulting, Inc. 6% 11/15/22		205,000	209,356
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Services - continued
Garda World Security Corp.:
7.25% 11/15/21 (f)		$ 35,000	$ 35,613
7.25% 11/15/21 (f)		100,000	101,750
Hertz Corp.:
5.875% 10/15/20		150,000	153,375
6.25% 10/15/22		105,000	108,675
Laureate Education, Inc. 9.25% 9/1/19 (f)		930,000	930,000
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		70,000	72,800
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	350,000	501,474
TMS International Corp. 7.625% 10/15/21 (f)		55,000	58,300
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (i)		155,000	160,425
9.625% 6/15/18 pay-in-kind (i)		90,000	93,600
			6,180,719
Shipping - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		335,000	339,188
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	10,225
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		225,000	229,500
Teekay Corp. 8.5% 1/15/20		685,000	782,613
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		115,000	127,650
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	266,175
			1,755,351
Steel - 1.0%
CITIC Pacific Ltd.:
6.375% 4/10/20 (Reg. S)		200,000	223,500
6.625% 4/15/21		200,000	227,000
6.8% 1/17/23 (Reg. S)		300,000	346,125
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		710,000	702,900
Metinvest BV 10.25% 5/20/15 (f)		100,000	91,500
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		520,000	550,550
11.25% 10/15/18		200,000	221,000
Steel Dynamics, Inc. 6.375% 8/15/22		120,000	127,800
TMK Capital SA 7.75% 1/27/18		400,000	400,000
			2,890,375
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Super Retail - 0.6%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		$ 20,000	$ 21,200
CST Brands, Inc. 5% 5/1/23		65,000	64,188
Hema Bondco I BV 6.25% 6/15/19 (Reg S.)	EUR	100,000	133,905
Hengdeli Holdings Ltd. 6.25% 1/29/18 (Reg. S)		200,000	203,750
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	226,850
5.75% 2/15/18		80,000	73,200
7.4% 4/1/37		85,000	74,375
Limited Brands, Inc. 5.625% 2/15/22		250,000	262,500
Maoye International Holdings Ltd. 7.75% 5/19/17 (Reg. S)		200,000	206,520
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		200,000	190,046
Sally Holdings LLC 6.875% 11/15/19		35,000	37,275
Sonic Automotive, Inc.:
5% 5/15/23		40,000	38,400
7% 7/15/22		105,000	113,400
			1,645,609
Technology - 2.5%
Activision Blizzard, Inc. 6.125% 9/15/23 (f)		260,000	280,150
ADT Corp. 6.25% 10/15/21		235,000	243,225
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (f)(i)		230,000	234,025
Avaya, Inc. 7% 4/1/19 (f)		370,000	361,675
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (f)		200,000	207,000
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		585,000	582,075
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(i)		330,000	306,900
Brocade Communications Systems, Inc. 4.625% 1/15/23		135,000	129,600
CDW LLC/CDW Finance Corp. 6% 8/15/22		255,000	255,000
Ceridian Corp. 8.875% 7/15/19 (f)		135,000	149,175
China Automation Group Ltd. 7.75% 4/20/16		200,000	205,500
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		130,000	128,700
Entegris, Inc. 6% 4/1/22 (f)		70,000	72,275
First Data Corp.:
6.75% 11/1/20 (f)		238,000	251,090
11.25% 1/15/21		348,000	394,110
11.75% 8/15/21		94,000	109,745
Global A&T Electronics Ltd.:
10% 2/1/19 (f)		300,000	267,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Technology - continued
Global A&T Electronics Ltd.: - continued
10% 2/1/19 (Reg. S)		$ 200,000	$ 178,000
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(i)		105,000	103,950
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	965,000
Micron Technology, Inc. 5.875% 2/15/22 (f)		165,000	173,250
MMI International Ltd. 8% 3/1/17 (Reg. S)		250,000	256,028
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		200,000	215,000
Quad/Graphics, Inc. 7% 5/1/22 (f)		80,000	78,600
Rolta LLC 10.75% 5/16/18 (Reg. S)		100,000	108,000
Sensata Technologies BV 4.875% 10/15/23 (f)		120,000	118,800
STATS ChipPAC Ltd. 4.5% 3/20/18 (f)		212,000	214,915
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		545,000	604,269
13.375% 10/15/19		220,000	254,100
			7,447,157
Telecommunications - 10.5%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (f)		490,000	499,800
Altice Financing SA 6.5% 1/15/22 (Reg. S)	EUR	200,000	279,058
Altice Finco SA 8.125% 1/15/24 (f)		200,000	212,500
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (f)		400,000	425,000
8.625% 5/6/19 (Reg. S)		200,000	212,500
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	182,813
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (f)		700,000	897,750
Columbus International, Inc. 7.375% 3/30/21 (f)		625,000	659,375
Crown Castle International Corp. 4.875% 4/15/22		730,000	722,700
Digicel Group Ltd.:
7% 2/15/20 (f)		600,000	636,000
7.125% 4/1/22 (f)		620,000	629,300
8.25% 9/1/17 (f)		300,000	306,750
8.25% 9/30/20 (f)		925,000	996,688
DigitalGlobe, Inc. 5.25% 2/1/21		905,000	885,769
Eileme 2 AB 11.625% 1/31/20 (f)		220,000	258,225
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		245,000	262,150
Frontier Communications Corp. 8.5% 4/15/20		750,000	864,375
GCX Ltd. 7% 8/1/19 (Reg. S)		200,000	205,390
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Hellenic Telecommunications Organization SA 3.5% 7/9/20	EUR	250,000	$ 328,067
Hughes Satellite Systems Corp. 6.5% 6/15/19		415,000	458,056
Intelsat Jackson Holdings SA:
5.5% 8/1/23		500,000	480,000
6.625% 12/15/22 (Reg. S)		590,000	595,900
Intelsat Luxembourg SA 8.125% 6/1/23		485,000	504,400
Level 3 Communications, Inc. 8.875% 6/1/19		55,000	59,400
Level 3 Escrow II, Inc. 5.375% 8/15/22 (f)(h)		320,000	314,000
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)		265,000	274,275
7% 6/1/20		900,000	957,375
Millicom International Cellular SA 6.625% 10/15/21 (f)		600,000	637,500
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S) (i)	EUR	100,000	136,583
MTS International Funding Ltd.:
5% 5/30/23 (f)		550,000	510,125
8.625% 6/22/20 (f)		450,000	519,660
Pacnet Ltd. 9% 12/12/18 (Reg. S)		200,000	218,000
Play Topco SA 7.75% 2/28/20 (Reg. S) (i)	EUR	450,000	596,396
SBA Communications Corp.:
4.875% 7/15/22 (f)		805,000	768,775
5.625% 10/1/19		245,000	254,800
Sprint Capital Corp.:
6.875% 11/15/28		215,000	209,625
6.9% 5/1/19		815,000	872,050
8.75% 3/15/32		520,000	577,200
Sprint Communications, Inc. 6% 11/15/22		2,060,000	2,029,100
Sprint Corp.:
7.125% 6/15/24 (f)		285,000	290,700
7.875% 9/15/23 (f)		530,000	567,100
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		195,000	200,850
6.25% 4/1/21		380,000	397,100
6.464% 4/28/19		85,000	88,613
6.542% 4/28/20		305,000	318,725
6.625% 4/1/23		580,000	609,000
6.633% 4/28/21		275,000	288,750
6.731% 4/28/22		205,000	214,738
6.836% 4/28/23		80,000	84,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
TBG Global Pte. Ltd. 4.625% 4/3/18 (f)		$ 600,000	$ 609,000
Telecom Italia SpA:
4.875% 9/25/20 (Reg. S)	EUR	500,000	729,532
7% 1/20/17	EUR	500,000	752,298
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		600,000	640,500
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	145,962
6.75% 8/15/24 (Reg. S)	EUR	100,000	150,268
TW Telecom Holdings, Inc.:
5.375% 10/1/22		435,000	470,888
6.375% 9/1/23		435,000	492,094
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		350,000	381,500
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		500,000	513,125
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.)	EUR	350,000	469,253
4.203% 7/15/20 (Reg S.) (i)	EUR	100,000	134,407
4.75% 7/15/20 (f)		625,000	610,938
6.5% 4/30/20 (f)		1,000,000	1,062,500
			30,660,071
Textiles & Apparel - 0.1%
Golden Legacy Pte Ltd. 9% 4/24/19 (Reg. S)		200,000	213,540
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	201,000
			414,540
TOTAL NONCONVERTIBLE BONDS			244,767,809
TOTAL CORPORATE BONDS (Cost $237,736,981)			244,972,309
Common Stocks - 1.5%
	Shares
Automotive - 0.3%
General Motors Co.	19,368	655,026
Trinseo SA	19,100	318,397
		973,423
Common Stocks - continued
	Shares	Value
Broadcasting - 0.2%
Cumulus Media, Inc. Class A (a)	83,000	$ 429,940
Chemicals - 0.2%
LyondellBasell Industries NV Class A	6,300	669,375
Westlake Chem Partners LP (a)	500	15,175
		684,550
Energy - 0.2%
EP Energy Corp.	22,000	440,000
Healthcare - 0.2%
Express Scripts Holding Co. (a)	7,500	522,375
Legend Acquisition Sub, Inc.	2,128	32,553
Legend Acquisition Sub, Inc.:
Class A warrants (a)	2,195	0
Class B warrants (a)	2,894	0
		554,928
Homebuilders/Real Estate - 0.1%
Realogy Holdings Corp. (a)	7,900	290,404
Services - 0.1%
ARAMARK Holdings Corp.	11,900	320,824
WP Rocket Holdings, Inc.	80,442	100,553
		421,377
Telecommunications - 0.2%
Broadview Networks Holdings, Inc. (a)	12,187	23,765
Verizon Communications, Inc.	12,500	630,250
		654,015
TOTAL COMMON STOCKS (Cost $4,634,070)		4,448,637
Nonconvertible Preferred Stocks - 0.6%

Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (f)	709	705,455
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	33,810	918,956
Services - 0.0%
WP Rocket Holdings, Inc. 15.00%	58,865	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,301,027)		1,624,412
Bank Loan Obligations - 4.2%
		Principal Amount (d)
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (i)		$ 260,000	258,375
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Automotive - 0.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/25/20 (i)		$ 26,341	$ 26,209
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (i)		64,191	63,790
			89,999
Broadcasting - 0.3%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (i)		640,009	641,609
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (i)		189,050	189,523
			831,132
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (i)		59,550	59,327
Cable TV - 0.0%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (i)		20,000	20,075
Tranche 2LN, term loan 7.75% 7/7/23 (i)		85,000	85,638
			105,713
Chemicals - 0.1%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (i)		10,000	10,110
Tranche B 1LN, term loan 4.5% 6/12/21 (i)		29,548	29,677
Royal Adhesives & Sealants LLC Tranche 2LN, term loan 9.75% 1/31/19 (i)		235,000	239,700
			279,487
Consumer Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (i)		398,000	397,503
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (i)		44,663	44,607
			442,110
Diversified Financial Services - 0.3%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (i)		405,000	410,063
Tranche B 2LN, term loan 4% 7/10/20 (i)		143,188	143,009
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (i)		207,833	208,093
			761,165
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Diversified Media - 0.3%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (i)		$ 120,000	$ 117,600
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (i)		691,525	691,525
			809,125
Electric Utilities - 0.7%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (i)		1,748,000	1,748,000
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (i)		54,450	54,586
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)		153,307	153,889
			1,956,475
Energy - 0.3%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (i)		56,667	56,242
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (i)		480,000	489,600
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (i)		22,617	22,617
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (i)		49,500	49,376
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		65,000	66,300
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)		45,000	46,125
Sheridan Investment Partners I term loan 4.25% 12/16/20 (i)		75,190	74,814
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (i)		10,459	10,407
Tranche M, term loan 4.25% 12/16/20 (i)		3,901	3,881
			819,362
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)		35,000	34,738
Environmental - 0.3%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (i)		840,000	823,200
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Food & Drug Retail - 0.0%
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (i)		$ 103,686	$ 103,426
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (i)		38,007	37,960
			141,386
Food/Beverage/Tobacco - 0.0%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (i)		84,150	83,940
Tranche B 2LN, term loan 8.25% 11/30/20 (i)		75,000	76,031
			159,971
Gaming - 0.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)		333,283	332,450
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (i)		72,592	74,951
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)		88,650	87,985
			495,386
Healthcare - 0.3%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (i)		130,000	130,000
Tranche B 1LN, term loan 4.75% 4/23/21 (i)		105,000	105,000
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (i)		15,000	15,169
MModal LP LLC term loan 9% 1/31/20		138,353	138,353
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (i)		24,375	24,497
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (i)		15,000	15,150
Tranche B 2LN, term loan 4.25% 7/3/19 (i)		364,008	363,098
			791,267
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)		96,546	96,426
Hotels - 0.1%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)		224,494	223,371
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Metals/Mining - 0.1%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (i)		$ 280,000	$ 278,600
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 1/25/21 (i)		20,000	20,400
			299,000
Publishing/Printing - 0.3%
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (i)		19,550	19,574
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (i)		727,684	727,684
			747,258
Services - 0.3%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)		148,278	143,459
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (i)		825,000	812,625
			956,084
Steel - 0.0%
Atkore International, Inc. Tranche 2LN, term loan 7.75% 10/9/21 (i)		145,000	145,906
Technology - 0.3%
Carros U.S., LLC Tranche B, term loan 6/30/21 (j)		30,000	30,000
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (i)		124,375	122,982
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (i)		310,000	319,300
Tranche B 1LN, term loan 4.5% 10/30/19 (i)		158,423	158,423
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (i)		109,725	109,176
Tranche 2LN, term loan 8% 4/9/22 (i)		95,000	93,813
			833,694
Telecommunications - 0.1%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (i)		180,000	179,100
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (i)		6,325	6,357
			185,457
TOTAL BANK LOAN OBLIGATIONS (Cost $12,262,097)			12,345,414
Preferred Securities - 6.0%
		Principal Amount (d)	Value
Banks & Thrifts - 3.3%
AMBB Capital (L) Ltd. 6.77% (g)(i)		$ 200,000	$ 205,383
Banco Santander SA 6.25% (g)(i)	EUR	100,000	138,091
Bank of America Corp. 5.2% (g)(i)		345,000	326,427
Barclays Bank PLC:
4.875% (g)(i)	EUR	500,000	672,810
7.625% 11/21/22		1,275,000	1,458,142
Barclays PLC 8% (g)(i)	EUR	200,000	292,008
BNP Paribas SA 5.019% (g)(i)	EUR	50,000	71,953
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(i)	EUR	300,000	464,797
Credit Agricole 6.5% (Reg. S) (g)(i)	EUR	300,000	422,118
Deutsche Bank AG 6% (Reg. S) (g)(i)	EUR	400,000	538,835
Fortis Banque SA 4.625% (Reg. S) (g)(i)	EUR	300,000	416,961
ICICI Bank Ltd. 7.25% (Reg. S) (g)(i)	EUR	200,000	207,071
Intesa Sanpaolo SpA:
8.047% (g)(i)	EUR	500,000	771,213
8.375% (g)(i)	EUR	500,000	845,712
JPMorgan Chase & Co. 5.15% (g)(i)		1,215,000	1,164,547
Natixis SA 6.307% (g)(i)	EUR	150,000	233,117
Royal Bank of Scotland Group PLC 7.0916% (g)(i)	EUR	50,000	74,914
SBB Capital Corp. 6.62% (g)(i)		200,000	207,742
Societe Generale 6.999% (g)(i)	EUR	200,000	318,077
State Bank of India 6.439% (g)(i)		300,000	303,828
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	EUR	250,000	369,114
UniCredit International Bank Luxembourg SA 8.125% (g)(i)	EUR	100,000	160,248
			9,663,108
Consumer Products - 0.3%
Cosan Overseas Ltd. 8.25% (g)		1,000,000	1,057,229
Diversified Financial Services - 1.2%
Baggot Securities Ltd. 10.24% (Reg. S) (g)	EUR	100,000	151,014
China CITIC Bank International Ltd. 7.25% (Reg. S) (g)(i)	EUR	300,000	322,502
Citigroup, Inc.:
5.35% (g)(i)		2,385,000	2,275,103
5.9% (g)(i)		180,000	183,809
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (g)(i)	EUR	500,000	686,634
			3,619,062
Electric Utilities - 0.2%
China Resources Power East Foundation Co. Ltd. 7.25% (g)(i)		500,000	532,024
Food/Beverage/Tobacco - 0.4%
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		1,160,000	1,188,913
Preferred Securities - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - 0.3%
Odebrecht Finance Ltd. 7.5% (f)(g)		$ 750,000	$ 773,087
Insurance - 0.0%
Groupama SA 6.298% (g)(i)	EUR	100,000	141,240
Metals/Mining - 0.1%
Chalieco Hong Kong Corp. Ltd. 6.875% (Reg. S) (g)(i)		200,000	210,849
Steel - 0.2%
CITIC Pacific Ltd. 8.625% (Reg. S) (g)(i)		300,000	351,492
KBC Groupe SA 5.625% (Reg. S) (g)(i)	EUR	150,000	200,722
			552,214
TOTAL PREFERRED SECURITIES (Cost $16,416,088)			17,737,726
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $7,794,418)	7,794,418	7,794,418
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $280,144,681)		288,922,916
NET OTHER ASSETS (LIABILITIES) - 1.4%		4,221,313
NET ASSETS - 100%		$ 293,144,229
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,547,773 or 32.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,020
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,405,790	$ 1,405,790	$ -	$ -
Energy	440,000	440,000	-	-
Financials	1,914,815	1,209,360	705,455	-
Health Care	554,928	522,375	-	32,553
Industrials	100,554	-	-	100,554
Materials	1,002,947	1,002,947	-	-
Telecommunication Services	654,015	654,015	-	-
Corporate Bonds	244,972,309	-	244,972,309	-
Bank Loan Obligations	12,345,414	-	12,054,444	290,970
Preferred Securities	17,737,726	-	17,737,726	-
Money Market Funds	7,794,418	7,794,418	-	-
Total Investments in Securities:	$ 288,922,916	$ 13,028,905	$ 275,469,934	$ 424,077
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $279,643,860. Net unrealized appreciation aggregated $9,279,056, of which $12,275,058 related to appreciated investment securities and $2,996,002 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income Fund

July 31, 2014

1.804875.110

SPH-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (d)	$ 1,126	$ 1,054
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/41	25,752	18,413
TOTAL CONVERTIBLE BONDS		19,467
Nonconvertible Bonds - 79.6%
Aerospace - 0.5%
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	5,775	6,035
7.125% 3/15/21	8,305	8,886
TransDigm, Inc.:
6% 7/15/22 (f)	6,310	6,342
6.5% 7/15/24 (f)	6,205	6,267
Triumph Group, Inc.:
4.875% 4/1/21	3,125	3,086
5.25% 6/1/22 (f)	2,680	2,667
		33,283
Air Transportation - 0.2%
Air Canada 7.75% 4/15/21 (f)	3,620	3,765
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21	1,979	2,083
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	3,015	3,128
United Continental Holdings, Inc. 6.375% 6/1/18	1,270	1,359
		10,335
Automotive - 1.5%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	1,655	1,713
6.25% 3/15/21	4,505	4,775
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(i)	3,395	3,403
Chassix, Inc. 9.25% 8/1/18 (f)	2,435	2,587
Chrysler Group LLC/CG Co-Issuer, Inc. 8.25% 6/15/21	6,125	6,738
Dana Holding Corp.:
6.5% 2/15/19	2,749	2,849
6.75% 2/15/21	2,802	2,963
Gates Global LLC / Gates Global Co. 6% 7/15/22 (f)	10,535	10,272
General Motors Acceptance Corp. 8% 11/1/31	12,595	15,649
General Motors Financial Co., Inc. 4.25% 5/15/23	1,945	1,913
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
International Automotive Components Group SA 9.125% 6/1/18 (f)	$ 4,110	$ 4,357
Jaguar Land Rover PLC 4.125% 12/15/18 (f)	10,730	10,837
Schaeffler Finance BV 4.75% 5/15/21 (f)	11,095	11,261
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(i)	7,080	7,434
Stoneridge, Inc. 9.5% 10/15/17 (f)	1,564	1,642
Tenneco, Inc. 7.75% 8/15/18	2,386	2,484
		90,877
Banks & Thrifts - 1.2%
Ally Financial, Inc.:
7.5% 9/15/20	22,185	25,568
8% 3/15/20	16,900	19,773
GMAC LLC 8% 12/31/18	5,850	6,845
Ocwen Financial Corp. 6.625% 5/15/19 (f)	9,105	9,310
Royal Bank of Scotland Group PLC 5.125% 5/28/24	17,570	17,558
		79,054
Broadcasting - 0.6%
Clear Channel Communications, Inc.:
5.5% 12/15/16	7,535	7,384
10% 1/15/18	19,245	17,513
10.75% 8/1/16	1,718	1,722
11.25% 3/1/21	6,160	6,776
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,680	2,720
Univision Communications, Inc. 6.875% 5/15/19 (f)	2,325	2,441
		38,556
Building Materials - 3.4%
Associated Materials LLC 9.125% 11/1/17	2,139	2,128
Building Materials Corp. of America 6.75% 5/1/21 (f)	3,080	3,284
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	13,980	15,658
CEMEX Finance LLC:
6% 4/1/24 (f)	7,280	7,280
9.375% 10/12/22 (f)	17,455	19,899
CEMEX S.A.B. de CV:
5.2341% 9/30/15 (f)(i)	14,685	15,126
5.875% 3/25/19 (f)	4,030	4,101
7.25% 1/15/21 (f)	22,665	24,025
CPG Merger Sub LLC 8% 10/1/21 (f)	8,585	8,885
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
HD Supply, Inc.:
7.5% 7/15/20	$ 14,490	$ 15,468
11.5% 7/15/20	21,000	24,465
Headwaters, Inc.:
7.25% 1/15/19	3,650	3,814
7.625% 4/1/19	18,934	19,881
Interline Brands, Inc. 10% 11/15/18 pay-in-kind (i)	1,590	1,677
Masonite International Corp. 8.25% 4/15/21 (f)	4,600	4,922
Ply Gem Industries, Inc. 6.5% 2/1/22 (f)	8,035	7,513
U.S. Concrete, Inc. 8.5% 12/1/18	7,393	7,929
USG Corp.:
5.875% 11/1/21 (f)	3,875	3,991
7.875% 3/30/20 (f)	7,965	8,652
8.375% 10/15/18 (f)	9,560	9,990
		208,688
Cable TV - 4.9%
Altice S.A. 7.75% 5/15/22 (f)	47,545	48,615
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	9,370	9,042
5.25% 3/15/21	5,560	5,532
5.75% 9/1/23	12,580	12,580
5.75% 1/15/24	11,885	11,826
6.5% 4/30/21	24,615	25,600
6.625% 1/31/22	11,585	12,164
7.375% 6/1/20	6,410	6,843
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	14,235	14,662
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)	5,430	5,226
DISH DBS Corp.:
5% 3/15/23	6,810	6,674
5.875% 7/15/22	4,085	4,269
6.75% 6/1/21	9,388	10,327
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	9,520	10,567
Lynx I Corp. 5.375% 4/15/21 (f)	4,090	4,131
Numericable Group SA:
4.875% 5/15/19 (f)	20,420	20,522
6% 5/15/22 (f)	18,095	18,185
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Numericable Group SA: - continued
6.25% 5/15/24 (f)	$ 4,240	$ 4,261
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)	2,010	2,141
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	29,492	31,114
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	6,215	6,743
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	3,390	3,627
Virgin Media Finance PLC 4.875% 2/15/22	5,635	5,269
VTR Finance BV 6.875% 1/15/24 (f)	6,835	7,083
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(i)	1,530	1,576
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	10,392	11,275
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	1,260	1,405
		301,259
Capital Goods - 0.9%
Amsted Industries, Inc. 5% 3/15/22 (f)	3,440	3,414
Belden, Inc. 5.25% 7/15/24 (f)	1,645	1,641
Briggs & Stratton Corp. 6.875% 12/15/20	1,646	1,844
General Cable Corp. 5.75% 10/1/22	24,130	24,190
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	16,210	16,798
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	8,660	9,591
		57,478
Chemicals - 3.5%
Celanese U.S. Holdings LLC 5.875% 6/15/21	3,065	3,318
Chemtura Corp. 5.75% 7/15/21	3,105	3,167
Hexion U.S. Finance Corp. 6.625% 4/15/20	28,905	30,061
Huntsman International LLC 4.875% 11/15/20	4,205	4,302
INEOS Finance PLC 7.5% 5/1/20 (f)	4,755	5,094
INEOS Group Holdings SA 5.875% 2/15/19 (f)	6,465	6,530
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	2,205	2,365
LSB Industries, Inc. 7.75% 8/1/19	2,250	2,413
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	15,830	16,582
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	20,015	20,365
Rockwood Specialties Group, Inc. 4.625% 10/15/20	11,770	12,241
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	$ 46,100	$ 48,520
Tronox Finance LLC 6.375% 8/15/20	60,905	61,497
		216,455
Consumer Products - 0.3%
Brunswick Corp. 4.625% 5/15/21 (f)	3,705	3,612
Elizabeth Arden, Inc. 7.375% 3/15/21	6,940	7,166
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)	1,635	1,545
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	1,910	2,010
6.625% 11/15/22	2,255	2,390
		16,723
Containers - 4.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(i)	6,985	6,960
Ardagh Packaging Finance PLC 9.125% 10/15/20 (f)	20,169	21,783
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)	7,410	7,077
6.25% 1/31/19 (f)	9,025	9,002
6.75% 1/31/21 (f)	31,530	31,451
7% 11/15/20 (f)	2,189	2,156
9.125% 10/15/20 (f)	27,142	29,178
Ball Corp. 4% 11/15/23	5,250	4,843
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	20,485	20,485
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	4,697	4,932
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	5,190	4,905
Graphic Packaging International, Inc.:
4.75% 4/15/21	2,000	2,005
7.875% 10/1/18	3,194	3,342
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	13,965	14,244
6.875% 2/15/21	15,710	16,554
7.875% 8/15/19	4,920	5,234
8.25% 2/15/21	20,941	22,197
9% 4/15/19	5,929	6,181
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
9.875% 8/15/19	$ 17,035	$ 18,355
Sealed Air Corp.:
5.25% 4/1/23 (f)	6,590	6,491
6.5% 12/1/20 (f)	7,805	8,546
8.375% 9/15/21 (f)	10,680	11,935
		257,856
Diversified Financial Services - 5.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (f)	13,140	12,943
4.5% 5/15/21 (f)	12,675	12,548
Aircastle Ltd.:
4.625% 12/15/18	7,440	7,570
5.125% 3/15/21	12,830	12,862
6.25% 12/1/19	7,745	8,307
7.625% 4/15/20	4,630	5,290
CIT Group, Inc.:
3.875% 2/19/19	13,695	13,627
5% 5/15/17	3,915	4,116
5% 8/15/22	5,515	5,694
5.25% 3/15/18	10,860	11,457
5.375% 5/15/20	11,850	12,561
5.5% 2/15/19 (f)	6,890	7,355
FLY Leasing Ltd. 6.75% 12/15/20	3,510	3,712
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	3,605	3,587
4.875% 3/15/19	22,455	22,567
6% 8/1/20	11,915	12,421
International Lease Finance Corp.:
4.625% 4/15/21	6,665	6,648
5.875% 8/15/22	4,115	4,393
6.25% 5/15/19	11,635	12,624
7.125% 9/1/18 (f)	19,940	22,831
8.25% 12/15/20	3,000	3,608
8.625% 1/15/22	7,715	9,538
8.75% 3/15/17	30,306	34,397
8.875% 9/1/17	6,760	7,774
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (f)	$ 2,415	$ 2,530
Mariposa Borrower, Inc./Mariposa Merger Sub LLC 8% 10/15/21 (f)	6,600	6,963
SLM Corp.:
4.875% 6/17/19	17,170	17,299
5.5% 1/25/23	4,295	4,145
6.125% 3/25/24	3,450	3,398
7.25% 1/25/22	4,400	4,818
8% 3/25/20	15,072	17,031
8.45% 6/15/18	9,045	10,458
		325,072
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	6,620	6,918
6.5% 11/15/22	18,900	19,845
7.625% 3/15/20	7,960	8,318
7.625% 3/15/20	13,690	14,375
MDC Partners, Inc. 6.75% 4/1/20 (f)	2,230	2,319
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	4,470	4,425
5% 4/15/22 (f)	16,585	16,336
WMG Acquisition Corp. 6% 1/15/21 (f)	2,312	2,364
		74,900
Electric Utilities - 2.2%
Calpine Corp. 6% 1/15/22 (f)	5,925	6,251
GenOn Energy, Inc.:
9.5% 10/15/18	7,035	7,352
9.875% 10/15/20	7,398	7,731
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (f)	1,645	1,626
InterGen NV 7% 6/30/23 (f)	22,300	22,189
Mirant Americas Generation LLC:
8.5% 10/1/21	6,317	6,159
9.125% 5/1/31	3,664	3,536
NRG Energy, Inc. 7.875% 5/15/21	3,335	3,618
NSG Holdings II, LLC 7.75% 12/15/25 (f)	8,555	9,239
RJS Power Holdings LLC 5.125% 7/15/19 (f)	12,130	11,948
RRI Energy, Inc. 7.875% 6/15/17	7,344	7,564
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
The AES Corp.:
3.2411% 6/1/19 (i)	$ 8,460	$ 8,418
4.875% 5/15/23	15,500	14,609
5.5% 3/15/24	2,285	2,239
7.375% 7/1/21	18,415	20,993
8% 10/15/17	128	147
		133,619
Energy - 8.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	4,860	5,006
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (f)	3,585	3,460
7.375% 11/1/21 (f)	3,585	3,460
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,365	3,542
7% 5/20/22	7,205	7,709
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	4,955	5,166
6.5% 5/20/21	2,350	2,450
Antero Resources Finance Corp. 5.375% 11/1/21	7,795	7,892
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	11,760	11,113
5.875% 8/1/23	2,615	2,569
6.625% 10/1/20	5,190	5,398
Baytex Energy Corp.:
5.125% 6/1/21 (f)	3,125	3,102
5.625% 6/1/24 (f)	3,125	3,078
Chesapeake Energy Corp.:
3.4836% 4/15/19 (i)	11,395	11,423
4.875% 4/15/22	14,800	14,763
5.375% 6/15/21	11,565	11,876
5.75% 3/15/23	3,500	3,736
6.125% 2/15/21	5,895	6,396
6.625% 8/15/20	8,220	9,160
6.875% 11/15/20	4,305	4,843
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	6,060	6,477
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	1,715	1,801
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Clayton Williams Energy, Inc. 7.75% 4/1/19	$ 6,730	$ 7,067
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (f)	4,755	4,696
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	11,370	11,711
6.125% 3/1/22 (f)	4,745	4,899
7.75% 4/1/19	5,035	5,325
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	10,355	10,717
Edgen Murray Corp. 8.75% 11/1/20 (f)	7,572	8,481
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)	5,925	6,295
Energy XXI Gulf Coast, Inc. 6.875% 3/15/24 (f)	4,215	4,236
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	4,400	4,796
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	6,885	7,212
9.375% 5/1/20	9,835	10,892
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	10,432	10,758
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	9,928	10,251
6.75% 1/15/22 (f)	6,935	7,230
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)	3,460	3,633
Gulfmark Offshore, Inc. 6.375% 3/15/22	4,260	4,260
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)	6,865	6,779
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	4,715	4,762
Kinder Morgan Holding Co. LLC 5% 2/15/21 (f)	5,295	5,368
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19	27,760	28,176
6.5% 5/15/19	11,300	11,547
8.625% 4/15/20	3,870	4,088
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	2,061	2,190
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19 (f)	5,420	5,393
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,245	2,391
Offshore Group Investment Ltd.:
7.125% 4/1/23	13,265	13,099
7.5% 11/1/19	22,885	23,572
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Pacific Drilling SA 5.375% 6/1/20 (f)	$ 3,700	$ 3,524
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)	10,210	10,567
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23	3,690	3,515
5.5% 4/15/23	3,870	3,909
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22 (f)	3,430	3,439
Rosetta Resources, Inc.:
5.625% 5/1/21	5,965	6,010
5.875% 6/1/24	3,835	3,912
Sabine Pass Liquefaction LLC:
5.625% 2/1/21	4,320	4,471
5.625% 4/15/23 (f)	14,080	14,291
5.75% 5/15/24 (f)	9,985	10,135
6.25% 3/15/22 (f)	15,930	16,846
Samson Investment Co. 10.75% 2/15/20 (f)	18,500	18,731
SemGroup Corp. 7.5% 6/15/21	6,010	6,476
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	3,221	3,390
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	8,627	9,252
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	2,625	2,769
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	5,295	5,136
5.25% 5/1/23	2,920	2,964
6.375% 8/1/22	2,365	2,507
6.875% 2/1/21	5,584	5,905
Tesoro Corp. 5.125% 4/1/24	2,440	2,367
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	7,465	7,652
6.125% 10/15/21	6,660	6,926
		518,938
Entertainment/Film - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)	3,165	3,157
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - continued
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.: - continued
5.625% 2/15/24 (f)	$ 1,560	$ 1,558
Regal Entertainment Group 5.75% 3/15/22	6,570	6,701
		11,416
Environmental - 1.9%
ADS Waste Holdings, Inc. 8.25% 10/1/20	6,110	6,568
Clean Harbors, Inc.:
5.125% 6/1/21	4,035	4,015
5.25% 8/1/20	5,810	5,854
Covanta Holding Corp.:
5.875% 3/1/24	3,685	3,763
6.375% 10/1/22	6,490	6,896
7.25% 12/1/20	4,832	5,170
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	18,820	19,996
Tervita Corp.:
8% 11/15/18 (f)	36,755	37,858
9.75% 11/1/19 (f)	13,885	13,677
10.875% 2/15/18 (f)	11,485	11,661
		115,458
Food & Drug Retail - 1.7%
JBS Investments GmbH:
7.25% 4/3/24 (f)	15,125	15,688
7.75% 10/28/20 (f)	24,505	26,282
Minerva Luxmbourg SA 7.75% 1/31/23 (f)	9,690	10,380
Rite Aid Corp.:
6.75% 6/15/21	43,080	44,803
7.7% 2/15/27	3,030	3,318
Tops Markets LLC 8.875% 12/15/17	5,220	5,651
		106,122
Food/Beverage/Tobacco - 3.1%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	17,213	18,160
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	12,315	12,130
Constellation Brands, Inc. 3.75% 5/1/21	1,910	1,862
DS Waters of America, Inc. 10% 9/1/21 (f)	4,660	5,237
ESAL GmbH 6.25% 2/5/23 (f)	18,010	17,605
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)	9,690	10,368
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
H.J. Heinz Co.:
4.25% 10/15/20	$ 7,335	$ 7,289
6.375% 7/15/28	1,205	1,280
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	6,895	7,509
JBS Finance II Ltd. 8.25% 1/29/18 (f)	7,325	7,728
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (f)	7,465	7,372
7.25% 6/1/21 (f)	5,070	5,425
7.25% 6/1/21 (f)	14,720	15,750
8.25% 2/1/20 (f)	24,125	26,055
Post Holdings, Inc.:
6% 12/15/22 (f)	6,510	6,445
6.75% 12/1/21 (f)	14,865	15,441
7.375% 2/15/22	23,800	25,347
		191,003
Gaming - 2.0%
Ameristar Casinos, Inc. 7.5% 4/15/21	8,915	9,428
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)	9,105	9,173
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	8,830	7,351
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)	11,070	11,485
Graton Economic Development Authority 9.625% 9/1/19 (f)	3,705	4,122
MCE Finance Ltd. 5% 2/15/21 (f)	3,630	3,603
MGM Mirage, Inc.:
7.75% 3/15/22	2,230	2,565
8.625% 2/1/19	14,575	16,980
Pinnacle Entertainment, Inc. 6.375% 8/1/21	10,420	10,733
Scientific Games Corp. 6.625% 5/15/21 (f)	17,550	16,673
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)	3,705	3,594
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	17,920	18,189
Wynn Macau Ltd. 5.25% 10/15/21 (f)	8,760	8,760
		122,656
Healthcare - 9.1%
Alere, Inc.:
6.5% 6/15/20	15,875	16,232
7.25% 7/1/18	6,835	7,313
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
AmSurg Corp. 5.625% 7/15/22 (f)	$ 12,605	$ 12,668
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21	2,170	2,279
Community Health Systems, Inc.:
5.125% 8/1/21 (f)	29,510	29,731
6.875% 2/1/22 (f)	57,405	58,697
7.125% 7/15/20	8,705	9,293
8% 11/15/19	46,725	50,122
CTR Partnership LP / CareTrust Capital Corp. 5.875% 6/1/21 (f)	2,160	2,165
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	13,815	13,780
Endo Finance Co.:
5.375% 1/15/23 (f)	10,525	10,157
7% 12/15/20 (f)	2,727	2,877
HCA Holdings, Inc.:
3.75% 3/15/19	12,910	12,813
5% 3/15/24	10,065	9,990
5.875% 3/15/22	9,465	10,080
5.875% 5/1/23	14,595	15,033
6.25% 2/15/21	7,735	8,164
6.5% 2/15/20	16,520	17,945
7.25% 9/15/20	2,436	2,576
7.5% 11/6/33	2,576	2,698
7.75% 5/15/21	8,000	8,630
IMS Health, Inc. 6% 11/1/20 (f)	2,790	2,916
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)(i)	1,195	1,216
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	1,660	1,793
LifePoint Hospitals, Inc. 5.5% 12/1/21 (f)	3,460	3,547
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.75% 8/1/22 (f)(h)	5,305	5,332
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	5,235	5,353
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	12,670	13,208
6.75% 10/15/22	4,188	4,502
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	9,795	9,771
5.5% 2/1/21	6,710	6,878
Service Corp. International 4.5% 11/15/20	3,835	3,797
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.:
4.375% 10/1/21	$ 23,865	$ 22,970
4.5% 4/1/21	780	759
4.75% 6/1/20	5,245	5,206
5% 3/1/19 (f)	9,110	8,973
6% 10/1/20	7,130	7,451
6.25% 11/1/18	3,255	3,524
6.75% 2/1/20	7,320	7,686
8.125% 4/1/22	52,115	58,239
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)	4,310	4,321
6.75% 8/15/21 (f)	16,343	16,997
6.875% 12/1/18 (f)	19,479	20,112
7% 10/1/20 (f)	2,900	3,031
7.25% 7/15/22 (f)	8,905	9,439
VPI Escrow Corp. 6.375% 10/15/20 (f)	32,090	33,133
		563,397
Homebuilders/Real Estate - 1.6%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	5,955	6,104
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	13,555	14,216
CBRE Group, Inc. 6.625% 10/15/20	3,913	4,104
iStar Financial, Inc. 4.875% 7/1/18	3,705	3,668
KB Home:
7.25% 6/15/18	1,690	1,859
8% 3/15/20	4,030	4,564
Lennar Corp. 4.5% 6/15/19	3,030	3,030
Standard Pacific Corp.:
8.375% 5/15/18	11,118	12,758
8.375% 1/15/21	6,321	7,317
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (f)	15,867	15,550
Toll Brothers Finance Corp. 5.625% 1/15/24	2,390	2,504
WCI Communities, Inc. 6.875% 8/15/21 (f)	2,860	2,932
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)	4,055	3,994
5.875% 6/15/24 (f)	2,965	3,009
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
William Lyon Homes, Inc.:
5.75% 4/15/19 (f)	$ 2,530	$ 2,536
8.5% 11/15/20	7,090	7,817
		95,962
Hotels - 0.5%
FelCor Lodging LP:
5.625% 3/1/23	3,380	3,380
6.75% 6/1/19	13,585	14,196
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)	13,135	13,759
		31,335
Insurance - 0.6%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	30,475	31,237
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (f)(i)	8,935	8,823
		40,060
Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (f)	7,340	7,028
Cedar Fair LP/Magnum Management Corp.:
5.25% 3/15/21	11,047	11,157
5.375% 6/1/24 (f)	3,500	3,500
		21,685
Metals/Mining - 1.5%
Alpha Natural Resources, Inc.:
6% 6/1/19	3,900	2,633
6.25% 6/1/21	3,775	2,454
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	3,945	4,192
CONSOL Energy, Inc.:
5.875% 4/15/22 (f)(h)	17,575	17,773
8.25% 4/1/20	6,063	6,457
Eldorado Gold Corp. 6.125% 12/15/20 (f)	3,800	3,886
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	4,005	4,075
8.25% 11/1/19 (f)	7,600	8,151
Imperial Metals Corp. 7% 3/15/19 (f)	1,275	1,303
Peabody Energy Corp.:
6% 11/15/18	8,990	8,968
7.875% 11/1/26	5,270	5,323
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)	$ 3,375	$ 3,493
8.25% 1/15/21 (f)	7,505	7,786
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	1,330	1,397
Walter Energy, Inc.:
8.5% 4/15/21	4,295	2,062
9.5% 10/15/19 (f)	8,100	8,060
11% 4/1/20 pay-in-kind (f)(i)	8,050	5,716
		93,729
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	30,721	0
P.H. Glatfelter Co. 5.375% 10/15/20	2,780	2,863
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)	1,800	1,904
Xerium Technologies, Inc. 8.875% 6/15/18	19,280	20,437
		25,204
Publishing/Printing - 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	1,445	1,611
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(i)	5,380	5,219
R.R. Donnelley & Sons Co. 6% 4/1/24	2,940	2,911
		9,741
Railroad - 0.2%
Florida East Coast Holdings Corp. 6.75% 5/1/19 (f)	1,055	1,092
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	9,100	9,760
		10,852
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (f)	5,785	6,277
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	5,630	5,883
		12,160
Services - 2.8%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)	485	526
APX Group, Inc.:
6.375% 12/1/19	35,290	35,290
8.75% 12/1/20	16,195	15,790
ARAMARK Corp. 5.75% 3/15/20	7,145	7,359
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Audatex North America, Inc.:
6% 6/15/21 (f)	$ 4,455	$ 4,667
6.125% 11/1/23 (f)	1,850	1,933
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.125% 6/1/22 (f)	3,515	3,410
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)	12,680	13,060
Corrections Corp. of America 4.125% 4/1/20	8,240	8,116
Garda World Security Corp. 7.25% 11/15/21 (f)	2,710	2,757
Hertz Corp.:
5.875% 10/15/20	5,815	5,946
6.25% 10/15/22	5,295	5,480
Laureate Education, Inc. 9.25% 9/1/19 (f)	61,229	61,229
Seventy Seven Energy, Inc. 6.5% 7/15/22 (f)	3,510	3,528
The Geo Group, Inc.:
5.125% 4/1/23	2,450	2,370
6.625% 2/15/21	1,988	2,087
TMS International Corp. 7.625% 10/15/21 (f)	1,340	1,420
		174,968
Shipping - 1.1%
Aguila 3 SA 7.875% 1/31/18 (f)	3,435	3,594
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	13,700	14,436
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	7,645	7,741
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)	13,460	13,696
8.125% 2/15/19	14,571	14,899
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)	4,890	4,988
Teekay Corp. 8.5% 1/15/20	5,438	6,213
		65,567
Steel - 0.8%
Commercial Metals Co. 4.875% 5/15/23	10,100	9,721
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	34,740	34,393
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	3,620	4,000
		48,114
Super Retail - 1.7%
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(i)	6,980	6,701
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Claire's Stores, Inc.:
6.125% 3/15/20 (f)	$ 4,625	$ 4,220
7.75% 6/1/20 (f)	10,068	6,846
8.875% 3/15/19	1,119	915
9% 3/15/19 (f)	35,000	35,263
Limited Brands, Inc.:
6.625% 4/1/21	3,780	4,215
7% 5/1/20	4,578	5,173
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	37,328	39,288
The Bon-Ton Department Stores, Inc. 8% 6/15/21	3,055	2,780
		105,401
Technology - 2.5%
ADT Corp. 6.25% 10/15/21	6,025	6,236
Avaya, Inc. 10.5% 3/1/21 (f)	22,653	19,821
BMC Software Finance, Inc. 8.125% 7/15/21 (f)	12,495	12,433
BMC Software, Inc. 7.25% 6/1/18	4,655	4,655
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(i)	4,060	3,776
Compiler Finance Sub, Inc. 7% 5/1/21 (f)	5,745	5,688
Entegris, Inc. 6% 4/1/22 (f)	1,965	2,029
First Data Corp.:
6.75% 11/1/20 (f)	5,266	5,556
8.25% 1/15/21 (f)	4,566	4,886
8.75% 1/15/22 pay-in-kind (f)(i)	8,697	9,338
10.625% 6/15/21	2,401	2,727
11.75% 8/15/21	2,256	2,634
12.625% 1/15/21	5,112	6,090
Infor U.S., Inc. 9.375% 4/1/19	3,310	3,616
Lucent Technologies, Inc. 6.45% 3/15/29	8,235	7,947
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)	5,435	5,381
5.75% 3/15/23 (f)	1,460	1,507
Sanmina Corp. 4.375% 6/1/19 (f)	7,080	7,009
Seagate HDD Cayman 4.75% 1/1/25 (f)	8,170	8,047
SunGard Data Systems, Inc. 6.625% 11/1/19	4,185	4,290
VeriSign, Inc. 4.625% 5/1/23	5,710	5,567
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	20,560	22,796
		152,029
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - 8.5%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)	$ 4,435	$ 4,468
6.75% 11/15/20 (f)	10,890	11,108
Altice Financing SA:
6.5% 1/15/22 (f)	23,800	24,455
7.875% 12/15/19 (f)	4,180	4,510
Altice Finco SA:
8.125% 1/15/24 (f)	17,545	18,642
9.875% 12/15/20 (f)	11,745	13,272
Broadview Networks Holdings, Inc. 10.5% 11/15/17	9,374	9,140
Columbus International, Inc. 7.375% 3/30/21 (f)	32,145	33,913
Crown Castle International Corp. 5.25% 1/15/23	5,580	5,636
Digicel Group Ltd. 6% 4/15/21 (f)	26,645	27,111
Frontier Communications Corp. 8.5% 4/15/20	5,962	6,871
Inmarsat Finance PLC 4.875% 5/15/22 (f)	10,535	10,430
Intelsat Jackson Holdings SA:
5.5% 8/1/23	22,460	21,562
6.625% 12/15/22 (Reg. S)	18,005	18,185
7.5% 4/1/21	17,525	18,708
Intelsat Luxembourg SA 7.75% 6/1/21	23,885	24,422
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)	7,470	7,731
7% 6/1/20	2,515	2,675
MetroPCS Wireless, Inc. 6.625% 11/15/20	8,330	8,747
Millicom International Cellular SA 4.75% 5/22/20 (f)	4,010	3,960
SBA Communications Corp. 5.625% 10/1/19	3,740	3,890
Sprint Capital Corp.:
6.875% 11/15/28	15,280	14,898
6.9% 5/1/19	36,939	39,525
Sprint Communications, Inc. 6% 11/15/22	28,940	28,506
Sprint Corp.:
7.125% 6/15/24 (f)	8,515	8,685
7.25% 9/15/21 (f)	20,830	22,184
7.875% 9/15/23 (f)	21,230	22,716
T-Mobile U.S.A., Inc.:
6.125% 1/15/22	4,775	4,912
6.25% 4/1/21	10,715	11,197
6.464% 4/28/19	16,810	17,524
6.542% 4/28/20	8,405	8,783
6.625% 4/1/23	11,345	11,912
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
T-Mobile U.S.A., Inc.: - continued
6.633% 4/28/21	$ 7,075	$ 7,429
Telesat Canada/Telesat LLC 6% 5/15/17 (f)	13,610	13,950
ViaSat, Inc. 6.875% 6/15/20	5,360	5,762
Wind Acquisition Finance SA:
4.75% 7/15/20 (f)	17,020	16,637
7.375% 4/23/21 (f)	10,430	10,873
		524,929
Textiles & Apparel - 0.4%
DPL, Inc. 7.75% 10/15/20 (f)	7,565	6,809
Hanesbrands, Inc. 6.375% 12/15/20	15,293	16,249
		23,058
TOTAL NONCONVERTIBLE BONDS		4,907,939
TOTAL CORPORATE BONDS (Cost $4,815,152)		4,927,406
Common Stocks - 0.2%
	Shares
Banks & Thrifts - 0.0%
CIT Group, Inc.	58,981	2,897
Building Materials - 0.2%
Nortek, Inc. (a)	121,225	9,670
Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	33
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	17,563	1,474
Class B (a)	5,854	491
		1,965
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)(e)	609,310	1,188
TOTAL COMMON STOCKS (Cost $16,731)		15,753
Preferred Stocks - 1.9%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.8%
Bank of America Corp. Series L, 7.25%	19,158	$ 22,127
Huntington Bancshares, Inc. 8.50%	17,162	22,825
Wells Fargo & Co. 7.50%	1,813	2,194
		47,146
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (f)	10,600	12,429
TOTAL CONVERTIBLE PREFERRED STOCKS		59,575
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (f)	30,772	30,618
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	915,482	24,883
TOTAL NONCONVERTIBLE PREFERRED STOCKS		55,501
TOTAL PREFERRED STOCKS (Cost $94,209)		115,076
Bank Loan Obligations - 11.4%
	Principal Amount (000s)
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (i)	$ 3,491	3,474
Tranche D, term loan 3.75% 6/4/21 (i)	7,220	7,175
		10,649
Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (i)	3,771	3,762
Chrysler Group LLC term loan 3.25% 12/31/18 (i)	11,297	11,184
		14,946
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (i)	3,885	3,885
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (i)	$ 4,580	$ 4,569
Nortek, Inc. Tranche B, term loan 3.75% 10/30/20 (i)	3,290	3,294
		7,863
Cable TV - 0.4%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (i)	18,566	18,520
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (i)	6,171	6,078
		24,598
Capital Goods - 0.8%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (i)	30,175	30,062
Rexnord LLC Tranche B, term loan 4% 8/21/20 (i)	12,140	12,124
SRAM LLC. Tranche B, term loan 4% 4/10/20 (i)	4,850	4,778
		46,964
Chemicals - 0.1%
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4% 3/19/20 (i)	7,028	7,026
Consumer Products - 0.2%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (i)	1,251	1,249
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (i)	14,040	13,988
		15,237
Containers - 0.2%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (i)	6,224	6,185
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (i)	5,000	4,950
		11,135
Diversified Financial Services - 0.2%
Blackstone 9.98% 10/1/17	9,831	10,027
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (i)	4,283	4,213
Electric Utilities - 0.4%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (i)	16,107	15,733
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Calpine Construction Finance Co. LP: - continued
Tranche B 2LN, term loan 3.25% 1/31/22 (i)	$ 2,173	$ 2,136
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (i)	5,207	5,168
		23,037
Energy - 0.8%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (i)	13,570	13,382
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (i)	17,730	18,085
Tranche B 1LN, term loan 3.875% 9/30/18 (i)	8,604	8,571
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (i)	8,015	7,975
		48,013
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (i)	4,780	4,756
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)	4,515	4,481
		9,237
Environmental - 0.5%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (i)	19,356	19,283
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (i)	5,416	5,403
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (i)	7,422	7,422
		32,108
Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (i)	18,770	18,770
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (i)	8,482	8,451
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)	3,462	3,436
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (i)	1,811	1,811
		32,468
Healthcare - 0.6%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (i)	900	897
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (i)	$ 3,605	$ 3,605
Tranche B 1LN, term loan 4.75% 4/23/21 (i)	2,875	2,875
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (i)	3,553	3,624
HCA Holdings, Inc.:
Tranche B 4LN, term loan 2.9841% 5/1/18 (i)	8,044	8,024
Tranche B 5LN, term loan 2.905% 3/31/17 (i)	5,171	5,165
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (i)	12,042	11,982
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (i)	4,152	4,157
		40,329
Homebuilders/Real Estate - 0.2%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	894	893
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (i)	13,308	13,175
		14,068
Hotels - 0.5%
BRE Select Hotels Corp. 7.092% 5/9/18 (i)	8,590	8,590
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)	19,575	19,478
		28,068
Insurance - 0.3%
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (i)	16,853	16,790
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (i)	1,335	1,332
Metals/Mining - 0.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (i)	3,878	3,684
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (i)	14,325	14,235
		17,919
Restaurants - 0.5%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (i)	34,668	33,931
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Services - 1.2%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (i)	$ 10,424	$ 10,281
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (i)	5,059	5,053
Garda World Security Corp.:
term loan 4% 11/8/20 (i)	8,463	8,442
Tranche DD, term loan 4% 11/8/20 (i)	2,165	2,159
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)	49,320	47,717
		73,652
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (i)	4,045	4,070
Tranche B 1LN, term loan 4.5% 4/9/21 (i)	7,280	7,294
		11,364
Super Retail - 0.9%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (i)	6,258	6,070
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (i)	9,825	9,568
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)	12,046	12,155
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (i)	25,276	25,182
		52,975
Technology - 1.7%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (i)	1,770	1,768
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (i)	8,830	8,863
Avaya, Inc. Tranche B 3LN, term loan 4.7272% 10/26/17 (i)	6,665	6,482
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (i)	30,381	29,963
Entegris, Inc. Tranche B, term loan 3.5% 4/30/21 (i)	3,485	3,440
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (i)	4,595	4,561
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (i)	29,405	28,890
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (i)	6,944	6,866
NXP BV Tranche D, term loan 3.25% 1/11/20 (i)	3,375	3,353
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (i)	$ 3,137	$ 3,121
Tranche 2LN, term loan 8% 4/9/22 (i)	2,680	2,647
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9055% 2/28/17 (i)	2,955	2,958
Tranche E, term loan 4% 3/8/20 (i)	1,990	1,990
		104,902
Telecommunications - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (i)	4,000	4,000
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (i)	1,650	1,642
		5,642
TOTAL BANK LOAN OBLIGATIONS (Cost $704,006)		702,378
Preferred Securities - 1.9%

Banks & Thrifts - 1.6%
Barclays Bank PLC 7.625% 11/21/22	19,275	22,044
Barclays PLC:
6.625% (g)(i)	12,380	12,326
8.25% (g)(i)	12,685	13,580
Credit Agricole SA 7.875% (f)(g)(i)	9,400	10,064
Credit Suisse Group 7.5% (f)(g)(i)	8,415	9,323
JPMorgan Chase & Co.:
6.125% (g)(i)	3,445	3,580
6.75% (g)(i)	10,255	11,311
Lloyds Banking Group PLC 7.5% (g)(i)	10,610	11,217
Societe Generale 6% (f)(g)(i)	4,180	4,027
		97,472
Diversified Financial Services - 0.3%
Citigroup, Inc. 6.3% (g)(i)	10,510	10,720
Credit Suisse Group AG 6.25% (f)(g)(i)	8,990	9,079
		19,799
TOTAL PREFERRED SECURITIES (Cost $112,544)		117,271
Money Market Funds - 3.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b) (Cost $215,227)	215,227,342	$ 215,227
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $5,957,869)		6,093,111
NET OTHER ASSETS (LIABILITIES) - 1.2%		75,890
NET ASSETS - 100%		$ 6,169,001
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,395,323,000 or 38.8% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 108
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ 1,523	$ -	$ -	$ -	$ 1,188
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 12,429	$ -	$ 12,429	$ -
Financials	105,544	74,926	30,618	-
Industrials	11,635	9,670	-	1,965
Materials	33	33	-	-
Telecommunication Services	1,188	1,188	-	-
Corporate Bonds	4,927,406	-	4,927,406	-
Bank Loan Obligations	702,378	-	680,156	22,222
Preferred Securities	117,271	-	117,271	-
Money Market Funds	215,227	215,227	-	-
Total Investments in Securities:	$ 6,093,111	$ 301,044	$ 5,767,880	$ 24,187
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $5,951,850,000. Net unrealized appreciation aggregated $141,261,000, of which $205,235,000 related to appreciated investment securities and $63,974,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series High Income Fund

July 31, 2014

1.924275.103

FSH-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 73.1%
	Principal Amount	Value
Convertible Bonds - 0.3%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (d)	$ 1,814,000	$ 1,698,811
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/41	41,678,000	29,799,770
TOTAL CONVERTIBLE BONDS		31,498,581
Nonconvertible Bonds - 72.8%
Aerospace - 0.5%
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	7,478,000	7,814,510
7.125% 3/15/21	14,943,000	15,989,010
TransDigm, Inc.:
6% 7/15/22 (f)	10,635,000	10,688,175
6.5% 7/15/24 (f)	10,470,000	10,574,700
Triumph Group, Inc.:
4.875% 4/1/21	7,275,000	7,184,063
5.25% 6/1/22 (f)	4,520,000	4,497,400
		56,747,858
Air Transportation - 0.2%
Air Canada 7.75% 4/15/21 (f)	6,160,000	6,406,400
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21	3,076,459	3,237,973
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	4,710,000	4,886,625
United Continental Holdings, Inc. 6.375% 6/1/18	1,975,000	2,113,250
		16,644,248
Automotive - 1.2%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	2,975,000	3,079,125
6.25% 3/15/21	7,625,000	8,082,500
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(i)	6,085,000	6,100,213
Chassix, Inc. 9.25% 8/1/18 (f)	4,235,000	4,499,688
Chrysler Group LLC/CG Co-Issuer, Inc. 8.25% 6/15/21	2,080,000	2,288,000
Dana Holding Corp.:
6.5% 2/15/19	4,575,000	4,740,844
6.75% 2/15/21	4,885,000	5,165,888
Gates Global LLC / Gates Global Co. 6% 7/15/22 (f)	14,780,000	14,410,500
General Motors Acceptance Corp. 8% 11/1/31	16,861,000	20,949,793
General Motors Financial Co., Inc. 4.25% 5/15/23	4,635,000	4,559,681
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
International Automotive Components Group SA 9.125% 6/1/18 (f)	$ 8,050,000	$ 8,533,000
Jaguar Land Rover PLC 4.125% 12/15/18 (f)	9,265,000	9,357,650
Schaeffler Finance BV 4.75% 5/15/21 (f)	17,585,000	17,848,775
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(i)	12,320,000	12,936,000
Stoneridge, Inc. 9.5% 10/15/17 (f)	2,582,000	2,711,100
		125,262,757
Banks & Thrifts - 1.1%
Ally Financial, Inc.:
7.5% 9/15/20	28,775,000	33,163,188
8% 3/15/20	29,438,000	34,442,460
GMAC LLC 8% 12/31/18	7,196,000	8,419,320
Ocwen Financial Corp. 6.625% 5/15/19 (f)	15,387,000	15,733,208
Royal Bank of Scotland Group PLC 5.125% 5/28/24	29,630,000	29,608,963
		121,367,139
Broadcasting - 0.5%
Clear Channel Communications, Inc.:
5.5% 12/15/16	13,320,000	13,053,600
10% 1/15/18	29,675,000	27,004,250
10.75% 8/1/16	3,199,000	3,206,998
11.25% 3/1/21	8,530,000	9,383,000
		52,647,848
Building Materials - 3.1%
Building Materials Corp. of America 6.75% 5/1/21 (f)	7,455,000	7,948,894
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	23,505,000	26,325,600
CEMEX Finance LLC:
6% 4/1/24 (f)	9,665,000	9,665,000
9.375% 10/12/22 (f)	30,160,000	34,382,400
CEMEX S.A.B. de CV:
5.2341% 9/30/15 (f)(i)	23,025,000	23,715,750
5.875% 3/25/19 (f)	6,260,000	6,369,550
7.25% 1/15/21 (f)	39,590,000	41,965,400
CPG Merger Sub LLC 8% 10/1/21 (f)	15,520,000	16,063,200
HD Supply, Inc.:
7.5% 7/15/20	24,040,000	25,662,700
11.5% 7/15/20	25,205,000	29,363,825
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
Headwaters, Inc.:
7.25% 1/15/19	$ 6,555,000	$ 6,849,975
7.625% 4/1/19	29,216,000	30,676,800
Interline Brands, Inc. 10% 11/15/18 pay-in-kind (i)	2,455,000	2,590,025
Ply Gem Industries, Inc. 6.5% 2/1/22 (f)	12,145,000	11,355,575
U.S. Concrete, Inc. 8.5% 12/1/18	10,825,000	11,609,813
USG Corp.:
5.875% 11/1/21 (f)	6,985,000	7,194,550
7.875% 3/30/20 (f)	9,590,000	10,417,138
8.375% 10/15/18 (f)	12,260,000	12,811,700
		314,967,895
Cable TV - 4.1%
Altice S.A. 7.75% 5/15/22 (f)	45,195,000	46,211,888
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	13,870,000	13,384,550
5.25% 3/15/21	10,630,000	10,576,850
5.75% 9/1/23	10,555,000	10,555,000
5.75% 1/15/24	23,470,000	23,352,650
6.5% 4/30/21	39,860,000	41,454,400
6.625% 1/31/22	16,840,000	17,682,000
7.375% 6/1/20	11,590,000	12,372,325
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	21,815,000	22,469,450
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)	9,210,000	8,864,625
DISH DBS Corp.:
5% 3/15/23	10,965,000	10,745,700
5.125% 5/1/20	5,585,000	5,696,700
5.875% 7/15/22	7,260,000	7,586,700
6.75% 6/1/21	14,930,000	16,423,000
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	14,970,000	16,616,700
Numericable Group SA:
4.875% 5/15/19 (f)	23,615,000	23,733,075
6% 5/15/22 (f)	30,675,000	30,828,375
6.25% 5/15/24 (f)	7,180,000	7,215,900
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)	3,495,000	3,722,175
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	35,728,000	37,693,040
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	$ 11,355,000	$ 12,320,175
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	5,860,000	6,270,200
Virgin Media Finance PLC 4.875% 2/15/22	8,120,000	7,592,200
VTR Finance BV 6.875% 1/15/24 (f)	9,025,000	9,352,156
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(i)	2,585,000	2,662,550
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	13,295,000	14,425,075
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	2,185,000	2,436,275
		422,243,734
Capital Goods - 0.9%
Amsted Industries, Inc. 5% 3/15/22 (f)	6,000,000	5,955,000
Briggs & Stratton Corp. 6.875% 12/15/20	2,784,000	3,118,080
General Cable Corp. 5.75% 10/1/22	37,120,000	37,212,800
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	30,315,000	31,413,919
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	14,565,000	16,130,738
		93,830,537
Chemicals - 3.5%
Celanese U.S. Holdings LLC 5.875% 6/15/21	3,630,000	3,929,475
Chemtura Corp. 5.75% 7/15/21	5,410,000	5,518,200
Hexion U.S. Finance Corp. 6.625% 4/15/20	47,195,000	49,082,800
Huntsman International LLC 4.875% 11/15/20	4,635,000	4,742,300
INEOS Finance PLC 7.5% 5/1/20 (f)	7,590,000	8,130,788
INEOS Group Holdings SA 5.875% 2/15/19 (f)	11,285,000	11,397,850
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	4,945,000	5,303,513
LSB Industries, Inc. 7.75% 8/1/19	3,905,000	4,188,113
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	31,786,000	33,295,835
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	35,625,000	36,248,438
Rockwood Specialties Group, Inc. 4.625% 10/15/20	17,610,000	18,314,400
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	76,304,000	80,309,960
Tronox Finance LLC 6.375% 8/15/20	96,610,000	97,576,100
		358,037,772
Consumer Products - 0.3%
Brunswick Corp. 4.625% 5/15/21 (f)	4,765,000	4,645,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Consumer Products - continued
Elizabeth Arden, Inc. 7.375% 3/15/21	$ 12,048,000	$ 12,439,560
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	2,750,000	2,894,375
6.625% 11/15/22	3,250,000	3,445,000
Wolverine World Wide, Inc. 6.125% 10/15/20	3,085,000	3,293,238
		26,718,048
Containers - 3.9%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(i)	7,435,000	7,408,823
Ardagh Packaging Finance PLC 9.125% 10/15/20 (f)	27,502,000	29,702,160
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)	4,535,000	4,330,925
6.25% 1/31/19 (f)	15,530,000	15,491,175
6.75% 1/31/21 (f)	47,600,000	47,481,000
7% 11/15/20 (f)	4,215,882	4,152,644
9.125% 10/15/20 (f)	44,629,000	47,976,175
Ball Corp. 4% 11/15/23	12,445,000	11,480,513
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)(i)	2	2
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	34,348,000	34,348,000
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	9,503,000	9,978,150
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	8,795,000	8,311,275
Graphic Packaging International, Inc.:
4.75% 4/15/21	3,120,000	3,127,800
7.875% 10/1/18	2,726,000	2,852,078
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	19,625,000	20,017,500
6.875% 2/15/21	30,266,000	31,892,798
7.875% 8/15/19	5,205,000	5,536,819
8.25% 2/15/21	33,834,000	35,864,040
9% 4/15/19	6,056,000	6,313,380
9.875% 8/15/19	38,310,000	41,279,025
Sealed Air Corp.:
5.25% 4/1/23 (f)	11,920,000	11,741,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Sealed Air Corp.: - continued
6.5% 12/1/20 (f)	$ 11,685,000	$ 12,795,075
8.375% 9/15/21 (f)	13,235,000	14,790,113
		406,870,670
Diversified Financial Services - 4.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (f)	22,205,000	21,871,925
4.5% 5/15/21 (f)	21,415,000	21,200,850
Aircastle Ltd.:
4.625% 12/15/18	13,175,000	13,405,563
5.125% 3/15/21	22,325,000	22,380,813
6.25% 12/1/19	11,280,000	12,097,800
7.625% 4/15/20	4,275,000	4,884,188
CIT Group, Inc.:
3.875% 2/19/19	21,895,000	21,785,525
5% 8/15/22	9,475,000	9,782,938
5.25% 3/15/18	12,330,000	13,008,150
5.375% 5/15/20	20,560,000	21,793,600
5.5% 2/15/19 (f)	11,890,000	12,692,575
FLY Leasing Ltd. 6.75% 12/15/20	5,930,000	6,270,975
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	6,400,000	6,368,000
4.875% 3/15/19	27,885,000	28,024,425
6% 8/1/20	21,135,000	22,033,238
International Lease Finance Corp.:
4.625% 4/15/21	16,525,000	16,483,688
5.875% 8/15/22	7,230,000	7,718,025
6.25% 5/15/19	23,035,000	24,992,975
7.125% 9/1/18 (f)	19,553,000	22,388,185
8.25% 12/15/20	17,186,000	20,666,165
8.625% 1/15/22	9,920,000	12,263,600
8.75% 3/15/17	34,296,000	38,925,960
8.875% 9/1/17	15,185,000	17,462,750
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (f)	5,330,000	5,583,175
Mariposa Borrower, Inc./Mariposa Merger Sub LLC 8% 10/15/21 (f)	5,830,000	6,150,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.:
4.875% 6/17/19	$ 30,835,000	$ 31,066,263
5.5% 1/25/23	7,600,000	7,334,000
6.125% 3/25/24	5,990,000	5,900,150
7.25% 1/25/22	7,690,000	8,420,550
8% 3/25/20	22,883,000	25,857,790
8.45% 6/15/18	10,520,000	12,163,750
		500,978,241
Diversified Media - 1.0%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	7,400,000	7,733,000
6.5% 11/15/22	17,855,000	18,747,750
7.625% 3/15/20	13,755,000	14,373,975
7.625% 3/15/20	25,420,000	26,691,000
MDC Partners, Inc. 6.75% 4/1/20 (f)	3,960,000	4,118,400
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	8,755,000	8,667,450
5% 4/15/22 (f)	22,080,000	21,748,800
WMG Acquisition Corp. 6% 1/15/21 (f)	3,294,000	3,368,115
		105,448,490
Electric Utilities - 1.8%
Calpine Corp.:
6% 1/15/22 (f)	10,745,000	11,335,975
7.875% 1/15/23 (f)	2,258,000	2,444,285
GenOn Energy, Inc.:
9.5% 10/15/18	14,054,000	14,686,430
9.875% 10/15/20	11,832,000	12,364,440
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (f)	2,785,000	2,753,669
InterGen NV 7% 6/30/23 (f)	35,595,000	35,417,025
Mirant Americas Generation LLC:
8.5% 10/1/21	9,612,000	9,371,700
9.125% 5/1/31	4,141,000	3,996,065
NRG Energy, Inc. 7.875% 5/15/21	6,125,000	6,645,625
NSG Holdings II, LLC 7.75% 12/15/25 (f)	10,021,000	10,822,680
RRI Energy, Inc. 7.875% 6/15/17	6,276,000	6,464,280
The AES Corp.:
3.2411% 6/1/19 (i)	9,260,000	9,213,700
4.875% 5/15/23	20,835,000	19,636,988
5.5% 3/15/24	3,990,000	3,910,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
The AES Corp.: - continued
7.375% 7/1/21	$ 30,835,000	$ 35,151,900
8% 10/15/17	145,000	166,388
8% 6/1/20	2,000,000	2,360,000
		186,741,350
Energy - 7.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	8,485,000	8,739,550
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (f)	5,840,000	5,635,600
7.375% 11/1/21 (f)	5,840,000	5,635,600
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	5,940,000	6,251,850
7% 5/20/22	6,725,000	7,195,750
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	9,120,000	9,507,600
6.5% 5/20/21	2,007,000	2,092,298
Antero Resources Finance Corp. 5.375% 11/1/21	14,075,000	14,250,938
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	18,480,000	17,463,600
5.875% 8/1/23	4,410,000	4,332,825
6.625% 10/1/20	8,250,000	8,580,000
Baytex Energy Corp.:
5.125% 6/1/21 (f)	5,270,000	5,230,475
5.625% 6/1/24 (f)	5,270,000	5,190,950
Chesapeake Energy Corp.:
3.4836% 4/15/19 (i)	11,425,000	11,453,563
4.875% 4/15/22	20,825,000	20,772,938
5.375% 6/15/21	17,855,000	18,334,853
5.75% 3/15/23	7,760,000	8,283,800
6.125% 2/15/21	11,135,000	12,081,475
6.625% 8/15/20	14,290,000	15,924,419
6.875% 11/15/20	8,215,000	9,241,875
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	10,715,000	11,451,656
Clayton Williams Energy, Inc. 7.75% 4/1/19	7,180,000	7,539,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	16,855,000	17,360,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.: - continued
6.125% 3/1/22 (f)	$ 8,580,000	$ 8,858,850
7.75% 4/1/19	5,100,000	5,393,250
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	14,795,000	15,312,825
Edgen Murray Corp. 8.75% 11/1/20 (f)	13,757,000	15,407,840
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)	10,685,000	11,352,813
Energy XXI Gulf Coast, Inc. 6.875% 3/15/24 (f)	5,115,000	5,140,575
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	6,720,000	7,324,800
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	15,765,000	17,459,738
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	15,740,000	16,251,550
6.75% 1/15/22 (f)	12,120,000	12,635,100
Gulfmark Offshore, Inc. 6.375% 3/15/22	6,345,000	6,345,000
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)	9,610,000	9,489,875
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	6,305,000	6,368,050
Kinder Morgan Holding Co. LLC 5% 2/15/21 (f)	9,540,000	9,671,175
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19	44,305,000	44,969,575
6.5% 5/15/19	17,750,000	18,138,281
8.625% 4/15/20	5,838,000	6,166,388
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19 (f)	6,170,000	6,139,150
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,355,000	3,573,075
Offshore Group Investment Ltd.:
7.125% 4/1/23	21,365,000	21,097,938
7.5% 11/1/19	37,555,000	38,681,650
Pacific Drilling SA 5.375% 6/1/20 (f)	5,770,000	5,495,925
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)	15,695,000	16,244,325
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23	3,775,000	3,595,688
5.5% 4/15/23	5,770,000	5,827,700
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22 (f)	5,795,000	5,809,488
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Rosetta Resources, Inc.:
5.625% 5/1/21	$ 9,325,000	$ 9,394,938
5.875% 6/1/24	6,465,000	6,594,300
Sabine Pass Liquefaction LLC:
5.625% 2/1/21	11,440,000	11,840,400
5.625% 4/15/23 (f)	23,730,000	24,085,950
5.75% 5/15/24 (f)	16,840,000	17,092,600
6.25% 3/15/22 (f)	27,495,000	29,075,963
Samson Investment Co. 10.75% 2/15/20 (f)	25,265,000	25,580,813
SemGroup Corp. 7.5% 6/15/21	12,685,000	13,668,088
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	4,431,000	4,663,628
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	7,168,000	7,687,680
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	4,445,000	4,689,475
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	6,190,000	6,004,300
5.25% 5/1/23	5,510,000	5,592,650
6.375% 8/1/22	5,058,000	5,361,480
6.875% 2/1/21	6,907,000	7,304,153
Tesoro Corp. 5.125% 4/1/24	4,260,000	4,132,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	13,315,000	13,647,875
6.125% 10/15/21	9,620,000	10,004,800
		761,723,182
Entertainment/Film - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)	2,540,000	2,533,650
5.625% 2/15/24 (f)	2,745,000	2,741,569
Regal Entertainment Group 5.75% 3/15/22	11,480,000	11,709,600
		16,984,819
Environmental - 1.8%
ADS Waste Holdings, Inc. 8.25% 10/1/20	9,675,000	10,400,625
Clean Harbors, Inc.:
5.125% 6/1/21	5,870,000	5,840,650
5.25% 8/1/20	9,130,000	9,198,475
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - continued
Covanta Holding Corp.:
5.875% 3/1/24	$ 6,425,000	$ 6,561,531
6.375% 10/1/22	10,324,000	10,969,250
7.25% 12/1/20	4,118,000	4,406,260
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	34,015,000	36,140,938
Tervita Corp.:
8% 11/15/18 (f)	55,365,000	57,025,950
9.75% 11/1/19 (f)	21,995,000	21,665,075
10.875% 2/15/18 (f)	19,955,000	20,260,312
		182,469,066
Food & Drug Retail - 1.5%
JBS Investments GmbH:
7.25% 4/3/24 (f)	14,635,000	15,179,422
7.75% 10/28/20 (f)	36,140,000	38,760,150
Minerva Luxmbourg SA 7.75% 1/31/23 (f)	15,175,000	16,256,219
Rite Aid Corp.:
6.75% 6/15/21	81,495,000	84,754,800
7.7% 2/15/27	4,550,000	4,982,250
		159,932,841
Food/Beverage/Tobacco - 3.0%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	25,270,000	26,659,850
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	14,930,000	14,706,050
DS Waters of America, Inc. 10% 9/1/21 (f)	8,205,000	9,220,369
ESAL GmbH 6.25% 2/5/23 (f)	38,845,000	37,970,988
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)	16,955,000	18,141,850
H.J. Heinz Co.:
4.25% 10/15/20	11,590,000	11,517,563
6.375% 7/15/28	1,875,000	1,992,188
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	10,720,000	11,674,080
JBS Finance II Ltd. 8.25% 1/29/18 (f)	17,275,000	18,225,125
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (f)	12,600,000	12,442,500
7.25% 6/1/21 (f)	7,649,000	8,184,430
7.25% 6/1/21 (f)	26,325,000	28,167,750
8.25% 2/1/20 (f)	33,398,000	36,069,840
Post Holdings, Inc.:
6% 12/15/22 (f)	10,985,000	10,875,150
6.75% 12/1/21 (f)	17,630,000	18,313,163
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Post Holdings, Inc.: - continued
7.375% 2/15/22	$ 37,350,000	$ 39,777,750
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)	2,520,000	2,753,100
		306,691,746
Gaming - 1.9%
Ameristar Casinos, Inc. 7.5% 4/15/21	6,225,000	6,582,938
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)	15,445,000	15,560,838
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	12,835,000	10,685,138
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)	19,915,000	20,661,813
Harrah's Operating Co., Inc. 11.25% 6/1/17	2,189,000	1,926,320
MCE Finance Ltd. 5% 2/15/21 (f)	5,530,000	5,488,525
MGM Mirage, Inc.:
7.75% 3/15/22	8,795,000	10,114,250
8.625% 2/1/19	30,430,000	35,450,950
Pinnacle Entertainment, Inc. 6.375% 8/1/21	15,620,000	16,088,600
Scientific Games Corp. 6.625% 5/15/21 (f)	28,155,000	26,747,250
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)	4,265,000	4,137,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	26,910,000	27,313,650
Wynn Macau Ltd. 5.25% 10/15/21 (f)	15,235,000	15,235,000
		195,992,322
Healthcare - 8.7%
Alere, Inc.:
6.5% 6/15/20	31,545,000	32,254,763
7.25% 7/1/18	9,950,000	10,646,500
AmSurg Corp. 5.625% 7/15/22 (f)	11,110,000	11,165,550
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21	3,935,000	4,131,750
Community Health Systems, Inc.:
5.125% 8/1/21 (f)	50,680,000	51,060,100
6.875% 2/1/22 (f)	87,790,000	89,765,275
7.125% 7/15/20	11,965,000	12,772,638
8% 11/15/19	80,643,000	86,505,746
CTR Partnership LP / CareTrust Capital Corp. 5.875% 6/1/21 (f)	3,645,000	3,654,113
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	19,315,000	19,266,713
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Endo Finance Co.:
5.375% 1/15/23 (f)	$ 12,795,000	$ 12,347,175
7% 12/15/20 (f)	4,918,000	5,188,490
HCA Holdings, Inc.:
5% 3/15/24	1,200,000	1,191,000
5.875% 3/15/22	3,715,000	3,956,475
5.875% 5/1/23	7,490,000	7,714,700
6.25% 2/15/21	18,100,000	19,104,550
6.5% 2/15/20	35,070,000	38,094,788
7.5% 11/6/33	2,199,000	2,303,453
7.75% 5/15/21	66,432,000	71,663,520
IMS Health, Inc. 6% 11/1/20 (f)	5,540,000	5,789,300
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)(i)	1,770,000	1,800,975
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.75% 8/1/22 (f)(h)	8,825,000	8,869,125
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	8,925,000	9,125,813
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	20,480,000	21,350,400
6.75% 10/15/22	9,201,000	9,891,075
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	16,260,000	16,219,350
5.5% 2/1/21	8,850,000	9,071,250
Service Corp. International 4.5% 11/15/20	5,510,000	5,454,900
Tenet Healthcare Corp.:
4.375% 10/1/21	42,420,000	40,829,250
4.5% 4/1/21	4,000,000	3,890,000
4.75% 6/1/20	7,795,000	7,736,538
5% 3/1/19 (f)	15,665,000	15,430,025
6% 10/1/20	12,650,000	13,219,250
6.25% 11/1/18	5,970,000	6,462,525
6.75% 2/1/20	11,415,000	11,985,750
8.125% 4/1/22	81,506,000	91,082,955
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)	7,780,000	7,799,450
6.75% 8/15/21 (f)	23,271,000	24,201,840
6.875% 12/1/18 (f)	32,405,000	33,458,163
7.25% 7/15/22 (f)	9,781,000	10,367,860
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International: - continued
7.5% 7/15/21 (f)	$ 20,345,000	$ 21,972,600
VPI Escrow Corp. 6.375% 10/15/20 (f)	31,640,000	32,668,300
		891,463,993
Homebuilders/Real Estate - 1.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	11,360,000	11,644,000
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	21,020,000	22,044,725
iStar Financial, Inc. 4.875% 7/1/18	5,765,000	5,707,350
KB Home:
7.25% 6/15/18	2,985,000	3,283,500
8% 3/15/20	10,100,000	11,438,250
Lennar Corp. 4.5% 6/15/19	5,290,000	5,290,000
Standard Pacific Corp.:
8.375% 5/15/18	14,867,000	17,059,883
8.375% 1/15/21	14,434,000	16,707,355
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (f)	25,560,000	25,048,800
Toll Brothers Finance Corp. 5.625% 1/15/24	4,030,000	4,221,425
WCI Communities, Inc. 6.875% 8/15/21 (f)	4,835,000	4,955,875
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)	6,840,000	6,737,400
5.875% 6/15/24 (f)	5,000,000	5,075,000
William Lyon Homes, Inc.:
5.75% 4/15/19 (f)	4,390,000	4,400,975
8.5% 11/15/20	11,335,000	12,496,838
		156,111,376
Hotels - 0.5%
FelCor Lodging LP:
5.625% 3/1/23	6,370,000	6,370,000
6.75% 6/1/19	21,420,000	22,383,900
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)	20,580,000	21,557,550
		50,311,450
Insurance - 0.6%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	51,225,000	52,505,625
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (f)(i)	9,230,000	9,114,625
		61,620,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (f)	$ 12,395,000	$ 11,868,213
Cedar Fair LP/Magnum Management Corp.:
5.25% 3/15/21	18,620,000	18,806,200
5.375% 6/1/24 (f)	5,900,000	5,900,000
		36,574,413
Metals/Mining - 1.3%
Alpha Natural Resources, Inc.:
6% 6/1/19	7,900,000	5,332,500
6.25% 6/1/21	5,205,000	3,383,250
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	4,165,000	4,425,313
CONSOL Energy, Inc. 5.875% 4/15/22 (f)	22,595,000	22,849,194
Eldorado Gold Corp. 6.125% 12/15/20 (f)	5,545,000	5,669,763
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	6,385,000	6,496,738
8.25% 11/1/19 (f)	11,985,000	12,853,913
Peabody Energy Corp.:
6% 11/15/18	12,705,000	12,673,238
7.875% 11/1/26	8,885,000	8,973,850
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)	5,585,000	5,780,475
8.25% 1/15/21 (f)	12,195,000	12,652,313
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	2,000,000	2,100,000
Walter Energy, Inc.:
8.5% 4/15/21	6,685,000	3,208,800
9.5% 10/15/19 (f)	13,615,000	13,546,925
11% 4/1/20 pay-in-kind (f)(i)	13,665,000	9,702,150
		129,648,422
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	56,458,756	6
P.H. Glatfelter Co. 5.375% 10/15/20	1,150,000	1,184,500
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)	4,955,000	5,239,913
Xerium Technologies, Inc. 8.875% 6/15/18	31,795,000	33,702,700
		40,127,119
Publishing/Printing - 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	2,560,000	2,854,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Publishing/Printing - continued
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(i)	$ 8,755,000	$ 8,492,350
R.R. Donnelley & Sons Co. 6% 4/1/24	5,115,000	5,063,850
		16,410,600
Railroad - 0.1%
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	15,050,000	16,141,125
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (f)	11,195,000	12,146,575
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	8,445,000	8,825,025
		20,971,600
Services - 2.7%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)	815,000	884,275
APX Group, Inc.:
6.375% 12/1/19	58,505,000	58,505,000
8.75% 12/1/20	23,925,000	23,326,875
ARAMARK Corp. 5.75% 3/15/20	8,070,000	8,312,100
Audatex North America, Inc.:
6% 6/15/21 (f)	8,050,000	8,432,375
6.125% 11/1/23 (f)	3,355,000	3,505,975
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.125% 6/1/22 (f)	5,925,000	5,747,250
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)	19,720,000	20,311,600
Corrections Corp. of America 4.125% 4/1/20	12,865,000	12,672,025
Garda World Security Corp. 7.25% 11/15/21 (f)	4,865,000	4,950,138
Hertz Corp.:
5.875% 10/15/20	8,640,000	8,834,400
6.25% 10/15/22	7,840,000	8,114,400
Laureate Education, Inc. 9.25% 9/1/19 (f)	104,639,000	104,638,950
The Geo Group, Inc.:
5.125% 4/1/23	3,810,000	3,686,175
6.625% 2/15/21	1,697,000	1,781,850
		273,703,388
Shipping - 1.0%
Aguila 3 SA 7.875% 1/31/18 (f)	5,960,000	6,235,650
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	22,265,000	23,461,744
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	10,575,000	10,707,188
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)	$ 24,345,000	$ 24,771,038
8.125% 2/15/19	23,421,000	23,947,973
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)	8,325,000	8,491,500
Teekay Corp. 8.5% 1/15/20	9,015,000	10,299,638
		107,914,731
Steel - 0.8%
Commercial Metals Co. 4.875% 5/15/23	15,095,000	14,528,938
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	62,277,000	61,654,230
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	5,420,000	5,989,100
		82,172,268
Super Retail - 1.8%
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(i)	12,570,000	12,067,200
Claire's Stores, Inc.:
6.125% 3/15/20 (f)	10,985,000	10,023,813
7.75% 6/1/20 (f)	23,197,000	15,773,960
9% 3/15/19 (f)	51,490,000	51,876,175
Limited Brands, Inc.:
6.625% 4/1/21	6,800,000	7,582,000
7% 5/1/20	3,907,000	4,414,910
Office Depot, Inc. 9.75% 3/15/19 (f)	5,835,000	6,593,550
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	68,350,000	71,938,375
The Bon-Ton Department Stores, Inc. 8% 6/15/21	5,070,000	4,613,700
		184,883,683
Technology - 2.3%
ADT Corp. 6.25% 10/15/21	8,910,000	9,221,850
Avaya, Inc. 10.5% 3/1/21 (f)	34,204,800	29,929,200
BMC Software Finance, Inc. 8.125% 7/15/21 (f)	17,725,000	17,636,375
BMC Software, Inc. 7.25% 6/1/18	8,280,000	8,280,000
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(i)	6,060,000	5,635,800
Ceridian Corp. 8.875% 7/15/19 (f)	4,185,000	4,624,425
Compiler Finance Sub, Inc. 7% 5/1/21 (f)	15,240,000	15,087,600
Entegris, Inc. 6% 4/1/22 (f)	3,405,000	3,515,663
First Data Corp.:
6.75% 11/1/20 (f)	8,722,000	9,201,710
8.25% 1/15/21 (f)	6,738,000	7,209,660
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
First Data Corp.: - continued
8.75% 1/15/22 pay-in-kind (f)(i)	$ 6,321,000	$ 6,787,174
10.625% 6/15/21	4,402,000	4,999,021
11.75% 8/15/21	3,946,000	4,606,955
12.625% 1/15/21	8,833,000	10,522,311
Infor U.S., Inc. 9.375% 4/1/19	5,320,000	5,812,100
Lucent Technologies, Inc. 6.45% 3/15/29	16,077,000	15,514,305
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)	3,460,000	3,425,400
5.75% 3/15/23 (f)	2,855,000	2,947,788
Sanmina Corp. 4.375% 6/1/19 (f)	6,940,000	6,870,600
Seagate HDD Cayman 4.75% 1/1/25 (f)	5,775,000	5,688,375
SunGard Data Systems, Inc. 6.625% 11/1/19	7,750,000	7,943,750
VeriSign, Inc. 4.625% 5/1/23	7,930,000	7,731,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	36,881,000	40,891,809
		234,083,621
Telecommunications - 7.2%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)	7,960,000	8,019,700
6.75% 11/15/20 (f)	19,475,000	19,864,500
Altice Financing SA:
6.5% 1/15/22 (f)	42,550,000	43,720,125
7.875% 12/15/19 (f)	6,080,000	6,559,542
Altice Finco SA:
8.125% 1/15/24 (f)	23,200,000	24,650,000
9.875% 12/15/20 (f)	19,535,000	22,074,550
Broadview Networks Holdings, Inc. 10.5% 11/15/17	8,001,000	7,800,975
Columbus International, Inc. 7.375% 3/30/21 (f)	47,935,000	50,571,425
Crown Castle International Corp. 5.25% 1/15/23	8,300,000	8,383,000
Digicel Group Ltd. 6% 4/15/21 (f)	35,135,000	35,749,863
Inmarsat Finance PLC 4.875% 5/15/22 (f)	17,770,000	17,592,300
Intelsat Jackson Holdings SA:
5.5% 8/1/23	35,225,000	33,816,000
6.625% 12/15/22 (Reg. S)	26,395,000	26,658,950
7.5% 4/1/21	25,120,000	26,815,600
Intelsat Luxembourg SA 7.75% 6/1/21	37,580,000	38,425,550
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)	13,460,000	13,931,100
7% 6/1/20	8,475,000	9,015,281
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
MetroPCS Wireless, Inc. 6.625% 11/15/20	$ 14,495,000	$ 15,219,750
SBA Communications Corp. 5.625% 10/1/19	5,595,000	5,818,800
Sprint Capital Corp.:
6.875% 11/15/28	24,564,000	23,949,900
6.9% 5/1/19	56,148,000	60,078,360
Sprint Communications, Inc. 6% 11/15/22	22,120,000	21,788,200
Sprint Corp.:
7.125% 6/15/24 (f)	15,105,000	15,407,100
7.25% 9/15/21 (f)	51,035,000	54,352,275
7.875% 9/15/23 (f)	30,675,000	32,822,250
T-Mobile U.S.A., Inc.:
6.125% 1/15/22	8,630,000	8,878,113
6.25% 4/1/21	16,650,000	17,399,250
6.464% 4/28/19	22,455,000	23,409,338
6.542% 4/28/20	10,230,000	10,690,350
6.625% 4/1/23	16,865,000	17,708,250
6.633% 4/28/21	12,825,000	13,466,250
ViaSat, Inc. 6.875% 6/15/20	8,970,000	9,642,750
Wind Acquisition Finance SA 7.375% 4/23/21 (f)	14,895,000	15,528,038
		739,807,435
Textiles & Apparel - 0.4%
DPL, Inc. 7.75% 10/15/20 (f)	15,070,000	13,563,000
Hanesbrands, Inc. 6.375% 12/15/20	24,817,000	26,368,063
		39,931,063
TOTAL NONCONVERTIBLE BONDS		7,494,177,100
TOTAL CORPORATE BONDS (Cost $7,326,544,717)		7,525,675,681
Common Stocks - 0.7%
	Shares
Automotive - 0.3%
Delphi Automotive PLC	252,362	16,857,782
General Motors Co.	10,396	351,593
General Motors Co.:
warrants 7/10/16 (a)	187,449	4,601,873
Common Stocks - continued
	Shares	Value
Automotive - continued
General Motors Co.: - continued
warrants 7/10/19 (a)	114,499	$ 1,935,033
Motors Liquidation Co. GUC Trust (a)	49,155	1,184,636
		24,930,917
Banks & Thrifts - 0.0%
CIT Group, Inc.	49,400	2,426,034
Building Materials - 0.2%
Nortek, Inc. (a)	243,390	19,415,220
Nortek, Inc. warrants 12/7/14 (a)	10,000	300,000
		19,715,220
Energy - 0.0%
Chesapeake Energy Corp.	98,900	2,607,993
Metals/Mining - 0.0%
Aleris International, Inc. (a)(j)	46,900	1,509,594
Services - 0.0%
Seventy Seven Energy, Inc. (a)	7,064	158,446
Shipping - 0.2%
DeepOcean Group Holding BV (a)(f)	419,352	10,624,210
Navios Maritime Holdings, Inc.	771,100	6,145,667
		16,769,877
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)(e)	520,065	1,014,127
TOTAL COMMON STOCKS (Cost $52,124,060)		69,132,208
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.6%
Banks & Thrifts - 0.4%
Bank of America Corp. Series L, 7.25%	17,300	19,981,500
Huntington Bancshares, Inc. 8.50%	18,781	24,978,730
		44,960,230
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (f)	16,800	19,698,000
TOTAL CONVERTIBLE PREFERRED STOCKS		64,658,230
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (f)	51,958	51,698,210
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	1,409,240	$ 38,303,143
TOTAL NONCONVERTIBLE PREFERRED STOCKS		90,001,353
TOTAL PREFERRED STOCKS (Cost $136,134,710)		154,659,583
Bank Loan Obligations - 10.4%
	Principal Amount
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (i)	$ 5,920,985	5,891,380
Tranche D, term loan 3.75% 6/4/21 (i)	12,175,000	12,098,906
		17,990,286
Automotive - 0.2%
Chrysler Group LLC term loan 3.25% 12/31/18 (i)	19,590,900	19,394,991
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (i)	6,830,675	6,830,675
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (i)	6,063,517	6,048,358
Cable TV - 0.4%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (i)	30,920,631	30,843,330
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (i)	9,779,779	9,633,082
		40,476,412
Capital Goods - 0.6%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (i)	37,623,325	37,482,238
Rexnord LLC Tranche B, term loan 4% 8/21/20 (i)	16,447,664	16,427,104
SRAM LLC. Tranche B, term loan 4% 4/10/20 (i)	9,342,036	9,201,905
		63,111,247
Chemicals - 0.1%
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4% 3/19/20 (i)	11,922,175	11,919,433
Bank Loan Obligations - continued
	Principal Amount	Value
Consumer Products - 0.2%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (i)	$ 2,243,050	$ 2,240,246
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (i)	19,974,738	19,900,831
		22,141,077
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (i)	6,179,513	6,140,891
Diversified Financial Services - 0.1%
Blackstone 9.98% 10/1/17	14,745,789	15,040,705
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (i)	6,664,638	6,556,337
Electric Utilities - 0.3%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (i)	25,096,500	24,513,006
Tranche B 2LN, term loan 3.25% 1/31/22 (i)	3,385,850	3,328,731
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (i)	5,162,038	5,123,322
		32,965,059
Energy - 0.8%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (i)	19,515,000	19,244,327
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (i)	31,800,000	32,436,000
Tranche B 1LN, term loan 3.875% 9/30/18 (i)	14,800,187	14,744,686
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (i)	13,665,000	13,596,675
		80,021,688
Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)	7,755,000	7,696,838
Environmental - 0.5%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (i)	28,250,361	28,144,422
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (i)	9,256,800	9,233,658
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (i)	12,695,546	12,695,546
		50,073,626
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (i)	$ 31,725,000	$ 31,725,000
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (i)	15,228,475	15,171,368
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)	5,048,125	5,010,264
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (i)	3,265,325	3,265,325
		55,171,957
Healthcare - 0.6%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (i)	1,470,000	1,464,488
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (i)	6,110,000	6,110,000
Tranche B 1LN, term loan 4.75% 4/23/21 (i)	4,875,000	4,875,000
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (i)	5,282,168	5,387,811
HCA Holdings, Inc.:
Tranche B 4LN, term loan 2.9841% 5/1/18 (i)	12,574,975	12,543,538
Tranche B 5LN, term loan 2.905% 3/31/17 (i)	8,082,863	8,073,163
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (i)	20,393,227	20,291,261
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (i)	7,436,100	7,445,395
		66,190,656
Homebuilders/Real Estate - 0.2%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	1,177,531	1,176,059
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (i)	18,815,399	18,627,245
		19,803,304
Hotels - 0.5%
BRE Select Hotels Corp. 7.092% 5/9/18 (i)	14,994,464	14,994,464
Four Seasons Holdings, Inc. Tranche B 1LN, term loan 3.5% 6/27/20 (i)	2,813,738	2,792,634
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)	34,650,898	34,477,644
		52,264,742
Insurance - 0.3%
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (i)	28,747,950	28,640,145
Bank Loan Obligations - continued
	Principal Amount	Value
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (i)	$ 2,250,000	$ 2,244,375
Metals/Mining - 0.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (i)	6,054,345	5,751,628
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (i)	17,392,240	17,283,538
		23,035,166
Restaurants - 0.5%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (i)	56,959,154	55,748,772
Services - 1.1%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (i)	16,084,675	15,863,511
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (i)	9,145,227	9,133,795
Garda World Security Corp.:
term loan 4% 11/8/20 (i)	3,611,781	3,602,752
Tranche DD, term loan 4% 11/8/20 (i)	923,944	921,634
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)	85,729,777	82,943,560
		112,465,252
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (i)	7,010,000	7,053,813
Tranche B 1LN, term loan 4.5% 4/9/21 (i)	12,620,000	12,643,663
		19,697,476
Super Retail - 0.8%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (i)	9,277,380	8,999,059
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (i)	16,663,238	16,226,661
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)	19,513,397	19,691,165
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (i)	43,354,910	43,192,329
		88,109,214
Technology - 1.5%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (i)	2,995,000	2,991,406
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - continued
Avaya, Inc. Tranche B 3LN, term loan 4.7272% 10/26/17 (i)	$ 9,436,101	$ 9,176,608
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (i)	50,975,985	50,275,065
Entegris, Inc. Tranche B, term loan 3.5% 4/30/21 (i)	6,045,000	5,966,899
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (i)	53,454,254	52,518,804
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (i)	12,109,162	11,973,540
NXP BV Tranche D, term loan 3.25% 1/11/20 (i)	6,088,988	6,050,931
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (i)	5,426,400	5,399,268
Tranche 2LN, term loan 8% 4/9/22 (i)	4,635,000	4,577,063
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9055% 2/28/17 (i)	2,510,483	2,513,621
Tranche E, term loan 4% 3/8/20 (i)	3,767,527	3,767,527
		155,210,732
Telecommunications - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (i)	6,987,240	6,987,240
TOTAL BANK LOAN OBLIGATIONS (Cost $1,075,269,499)		1,071,976,654
Preferred Securities - 1.7%

Banks & Thrifts - 1.5%
Barclays Bank PLC 7.625% 11/21/22	32,860,000	37,580,946
Barclays PLC:
6.625% (g)(i)	20,640,000	20,550,422
8.25% (g)(i)	19,107,000	20,454,744
Credit Agricole SA 7.875% (f)(g)(i)	16,565,000	17,734,419
Credit Suisse Group 7.5% (f)(g)(i)	13,120,000	14,536,315
JPMorgan Chase & Co.:
6.125% (g)(i)	5,995,000	6,229,227
6.75% (g)(i)	13,065,000	14,587,066
Lloyds Banking Group PLC 7.5% (g)(i)	17,685,000	18,696,084
Societe Generale 6% (f)(g)(i)	7,060,000	6,801,005
		157,170,228
Diversified Financial Services - 0.2%
Citigroup, Inc. 6.3% (g)(i)	7,810,000	7,966,297
Credit Suisse Group AD 6.25% (f)(g)(i)	15,175,000	15,325,440
		23,291,737
TOTAL PREFERRED SECURITIES (Cost $172,747,917)		180,461,965
Money Market Funds - 8.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $915,638,947)	915,638,947	$ 915,638,947
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $9,678,459,850)		9,917,545,038
NET OTHER ASSETS (LIABILITIES) - 3.7%		379,607,858
NET ASSETS - 100%		$ 10,297,152,896
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,615,117,119 or 35.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,509,594 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 145,063
Fidelity Securities Lending Cash Central Fund	78
Total	$ 145,141
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ 1,300,163	$ -	$ -	$ -	$ 1,014,127
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 24,930,917	$ 24,930,917	$ -	$ -
Energy	22,464,439	2,766,439	19,698,000	-
Financials	137,387,617	85,689,407	51,698,210	-
Industrials	36,485,097	25,860,887	-	10,624,210
Materials	1,509,594	-	-	1,509,594
Telecommunication Services	1,014,127	1,014,127	-	-
Corporate Bonds	7,525,675,681	-	7,525,675,675	6
Bank Loan Obligations	1,071,976,654	-	1,035,831,485	36,145,169
Preferred Securities	180,461,965	-	180,461,965	-
Money Market Funds	915,638,947	915,638,947	-	-
Total Investments in Securities:	$ 9,917,545,038	$ 1,055,900,724	$ 8,813,365,335	$ 48,278,979
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $9,667,791,450. Net unrealized appreciation aggregated $249,753,588, of which $334,929,700 related to appreciated investment securities and $85,176,112 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Short Duration High
Income Fund
Class A
Class T
Class C
Institutional Class

July 31, 2014

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity ®
Short Duration High Income Fund

1.969461.100

ASDH-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.3%
	Principal Amount	Value
Air Transportation - 4.0%
Air Canada 6.625% 5/15/18 (b)	$ 200,000	$ 209,310
Allegiant Travel Co. 5.5% 7/15/19	220,000	222,475
U.S. Airways Group, Inc. 6.125% 6/1/18	1,320,000	1,389,300
United Continental Holdings, Inc. 6.375% 6/1/18	1,000,000	1,070,000
		2,891,085
Automotive - 4.2%
American Axle & Manufacturing, Inc. 5.125% 2/15/19	660,000	683,100
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	205,358
General Motors Co. 3.5% 10/2/18	110,000	110,550
General Motors Financial Co., Inc.:
3.25% 5/15/18	115,000	114,856
3.5% 7/10/19	55,000	55,000
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (b)(c)	1,800,000	1,890,000
		3,058,864
Banks & Thrifts - 4.1%
Ally Financial, Inc.:
3.5% 1/27/19	410,000	405,900
4.75% 9/10/18	340,000	353,600
Bank of America Corp.:
2% 1/11/18	150,000	149,892
6% 9/1/17	250,000	281,012
JPMorgan Chase & Co. 2.35% 1/28/19	200,000	201,089
Ocwen Financial Corp. 6.625% 5/15/19 (b)	565,000	577,713
Regions Bank 7.5% 5/15/18	250,000	295,156
SunTrust Bank 1.35% 2/15/17	200,000	200,229
Synovus Financial Corp. 5.125% 6/15/17	470,000	481,750
		2,946,341
Broadcasting - 1.0%
Clear Channel Communications, Inc.:
5.5% 12/15/16	425,000	416,500
9% 12/15/19	275,000	282,219
		698,719
Building Materials - 3.6%
Building Materials Holding Corp. 9% 9/15/18 (b)	95,000	101,650
CEMEX S.A.B. de CV 6.5% 12/10/19 (b)	2,020,000	2,108,375
Headwaters, Inc.:
7.25% 1/15/19	100,000	104,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Headwaters, Inc.: - continued
7.625% 4/1/19	$ 200,000	$ 210,000
U.S. Concrete, Inc. 8.5% 12/1/18	100,000	107,250
		2,631,775
Cable TV - 3.9%
Cablevision Systems Corp. 7.75% 4/15/18	150,000	166,875
DISH DBS Corp. 7.875% 9/1/19	185,000	212,750
Numericable Group SA 4.875% 5/15/19 (b)	2,245,000	2,256,216
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	223,663
		2,859,504
Capital Goods - 0.3%
Roper Industries, Inc. 1.85% 11/15/17	200,000	200,831
Chemicals - 2.1%
LSB Industries, Inc. 7.75% 8/1/19	15,000	16,088
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	500,000	517,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	910,000	957,775
		1,491,363
Containers - 2.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)	500,000	498,240
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2318% 12/15/19 (b)(c)	150,000	147,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 9% 4/15/19	800,000	834,000
		1,479,240
Diversified Financial Services - 10.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.75% 5/15/19 (b)	150,000	147,750
Aircastle Ltd.:
4.625% 12/15/18	795,000	808,913
6.25% 12/1/19	665,000	713,213
6.75% 4/15/17	100,000	108,875
CIT Group, Inc. 3.875% 2/19/19	60,000	59,700
Citigroup, Inc. 4.45% 1/10/17	200,000	214,482
CNH Industrial Capital LLC 3.375% 7/15/19 (b)	145,000	141,556
Discover Financial Services 6.45% 6/12/17	200,000	225,690
General Electric Capital Corp. 2.3% 1/14/19	100,000	101,432
Goldman Sachs Group, Inc. 1.3239% 11/15/18 (c)	200,000	203,266
Hyundai Capital America 2.55% 2/6/19 (b)	100,000	101,057
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	$ 610,000	$ 606,950
4.875% 3/15/19	1,395,000	1,401,975
ILFC E-Capital Trust I 5.21% 12/21/65 (b)(c)	115,000	111,263
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	45,000	44,831
International Lease Finance Corp.:
3.875% 4/15/18	35,000	34,871
6.25% 5/15/19	175,000	189,875
8.75% 3/15/17	400,000	454,000
Morgan Stanley 2.125% 4/25/18	150,000	150,471
NiSource Finance Corp. 5.25% 9/15/17	200,000	221,752
SLM Corp.:
4.875% 6/17/19	655,000	659,913
5.5% 1/15/19	710,000	734,850
8.45% 6/15/18	65,000	75,156
		7,511,841
Electric Utilities - 1.6%
Atlantic Power Corp. 9% 11/15/18	305,000	317,200
DCP Midstream Operating LP 2.5% 12/1/17	100,000	102,202
RJS Power Holdings LLC 5.125% 7/15/19 (b)	725,000	714,125
		1,133,527
Energy - 4.0%
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7378% 8/1/19 (b)(c)	10,000	9,650
7.125% 11/1/20 (b)	50,000	48,250
Anadarko Petroleum Corp. 5.95% 9/15/16	200,000	220,157
Basic Energy Services, Inc. 7.75% 2/15/19	1,020,000	1,068,450
Energy Partners Ltd. 8.25% 2/15/18	35,000	36,575
Expro Finance Luxembourg SCA 8.5% 12/15/16 (b)	125,000	128,906
Exterran Holdings, Inc. 7.25% 12/1/18	55,000	57,338
Forbes Energy Services Ltd. 9% 6/15/19	445,000	451,675
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19 (b)	50,000	49,750
Offshore Group Investment Ltd. 7.5% 11/1/19	280,000	288,400
Petroleos Mexicanos 3.5% 7/18/18	250,000	260,000
Western Gas Partners LP 2.6% 8/15/18	200,000	203,756
Whiting Petroleum Corp. 5% 3/15/19	85,000	89,038
		2,911,945
Nonconvertible Bonds - continued
	Principal Amount	Value
Entertainment/Film - 0.3%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)	$ 200,000	$ 206,000
Environmental - 0.2%
Tervita Corp. 9.75% 11/1/19 (b)	120,000	118,200
Gaming - 0.9%
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18	625,000	634,375
Healthcare - 8.1%
Amgen, Inc. 1.25% 5/22/17	300,000	298,942
Community Health Systems, Inc. 5.125% 8/15/18	1,115,000	1,142,875
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	500,000	515,000
8.75% 3/15/18	575,000	609,500
9.875% 4/15/18	200,000	211,000
Express Scripts Holding Co. 2.65% 2/15/17	200,000	206,496
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (b)	1,075,000	1,144,875
HCA Holdings, Inc. 3.75% 3/15/19	305,000	302,713
Tenet Healthcare Corp. 5% 3/1/19 (b)	1,265,000	1,246,025
Valeant Pharmaceuticals International 6.75% 8/15/18 (b)	150,000	156,750
		5,834,176
Homebuilders/Real Estate - 6.2%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	162,327
D.R. Horton, Inc.:
3.625% 2/15/18	180,000	180,450
3.75% 3/1/19	230,000	225,400
DDR Corp. 4.75% 4/15/18	150,000	162,251
Essex Portfolio LP 5.5% 3/15/17 (b)	250,000	275,178
KB Home 4.75% 5/15/19	595,000	587,563
Lennar Corp. 4.125% 12/1/18	50,000	50,250
Liberty Property LP 6.625% 10/1/17	150,000	170,523
Mack-Cali Realty LP 2.5% 12/15/17	150,000	152,135
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)	565,000	548,050
Standard Pacific Corp. 8.375% 5/15/18	420,000	481,950
Toll Brothers Finance Corp. 4% 12/31/18	335,000	340,025
Weyerhaeuser Real Estate Co. 4.375% 6/15/19 (b)	420,000	413,700
William Lyon Homes, Inc. 5.75% 4/15/19 (b)	700,000	701,750
		4,451,552
Nonconvertible Bonds - continued
	Principal Amount	Value
Insurance - 0.6%
American International Group, Inc. 5.45% 5/18/17	$ 200,000	$ 221,828
ING U.S., Inc. 2.9% 2/15/18	200,000	206,090
		427,918
Leisure - 0.5%
NCL Corp. Ltd. 5% 2/15/18	340,000	346,800
Metals/Mining - 3.9%
Anglo American Capital PLC 1.1836% 4/15/16 (b)(c)	200,000	200,600
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (b)	485,000	520,163
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	200,000	201,855
Imperial Metals Corp. 7% 3/15/19 (b)	700,000	715,371
Peabody Energy Corp. 6% 11/15/18	920,000	917,700
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (b)	265,000	274,275
		2,829,964
Paper - 1.9%
Sappi Papier Holding GmbH 7.75% 7/15/17 (b)	1,225,000	1,344,438
Publishing/Printing - 0.2%
Cenveo Corp. 6% 8/1/19 (b)	170,000	164,475
Services - 2.7%
Bankrate, Inc. 6.125% 8/15/18 (b)	145,000	152,975
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	825,000	858,000
Hertz Corp. 4.25% 4/1/18	460,000	464,600
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (c)	500,000	517,500
		1,993,075
Shipping - 3.1%
Aguila 3 SA 7.875% 1/31/18 (b)	1,170,000	1,224,113
Navios Maritime Holdings, Inc. 8.125% 2/15/19	1,020,000	1,042,950
		2,267,063
Steel - 0.4%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	120,000	118,800
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	35,000	37,056
11.25% 10/15/18	155,000	171,275
		327,131
Nonconvertible Bonds - continued
	Principal Amount	Value
Super Retail - 1.2%
Best Buy Co., Inc. 5% 8/1/18	$ 405,000	$ 419,337
JC Penney Corp., Inc. 5.75% 2/15/18	500,000	457,500
		876,837
Technology - 6.9%
ADT Corp. 4.125% 4/15/19	1,805,000	1,809,513
Advanced Micro Devices, Inc. 6.75% 3/1/19 (b)	2,035,000	2,096,050
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 2.75% 5/15/17 (b)	150,000	148,125
Dell, Inc. 5.65% 4/15/18	800,000	852,000
Viasystems, Inc. 7.875% 5/1/19 (b)	50,000	52,000
		4,957,688
Telecommunications - 5.0%
Alcatel-Lucent U.S.A., Inc. 4.625% 7/1/17 (b)	455,000	458,413
Altice Financing SA 7.875% 12/15/19 (b)	500,000	539,436
AT&T, Inc. 1.1372% 11/27/18 (c)	200,000	203,646
Digicel Group Ltd. 8.25% 9/1/17 (b)	150,000	153,375
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	195,000	208,650
Level 3 Financing, Inc. 3.8229% 1/15/18 (b)(c)	240,000	241,800
Sprint Communications, Inc. 9% 11/15/18 (b)	335,000	392,788
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	315,000	324,450
6.464% 4/28/19	635,000	661,988
Verizon Communications, Inc. 3.65% 9/14/18	250,000	266,580
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	160,000	156,400
		3,607,526
TOTAL NONCONVERTIBLE BONDS (Cost $60,569,947)		60,202,253
Bank Loan Obligations - 11.5%

Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (c)	95,000	94,406
Automotive - 0.1%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (c)	19,900	19,850
Chrysler Group LLC term loan 3.25% 12/31/18 (c)	59,850	59,252
		79,102
Broadcasting - 1.1%
Clear Channel Capital I LLC Tranche B, term loan 3.805% 1/29/16 (c)	100,000	98,500
Bank Loan Obligations - continued
	Principal Amount	Value
Broadcasting - continued
Clear Channel Communications, Inc. Tranche D, term loan 6.905% 1/30/19 (c)	$ 545,000	$ 534,013
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)	124,624	124,624
		757,137
Building Materials - 0.2%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (c)	134,663	133,653
Tranche 2LN, term loan 7.75% 4/1/22 (c)	25,000	25,000
		158,653
Cable TV - 0.8%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (c)	347,742	342,526
CSC Holdings LLC Tranche B, term loan 2.655% 4/17/20 (c)	101,085	99,316
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (c)	67,019	67,354
Tranche B 2LN, term loan 4.5% 5/8/20 (c)	57,981	58,271
		567,467
Capital Goods - 0.4%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 4.25% 6/30/21 (c)	230,000	230,097
Tranche 2LN, term loan 7.25% 6/30/22 (c)	90,000	90,113
		320,210
Containers - 0.4%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)	29,925	29,738
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (c)	285,000	282,150
		311,888
Diversified Financial Services - 0.5%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)	210,000	215,250
TransUnion LLC Tranche B, term loan 4% 4/9/21 (c)	169,575	169,893
		385,143
Electric Utilities - 1.1%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)	767,288	749,449
Southcross Energy Partners LP Tranche B, term loan 7/29/21 (d)	5,000	5,019
Bank Loan Obligations - continued
	Principal Amount	Value
Electric Utilities - continued
Southcross Holdings Borrower LP Tranche B, term loan 7/29/21 (d)	$ 10,000	$ 10,025
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (c)	39,900	39,601
		804,094
Energy - 0.6%
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/23/21 (c)	10,000	10,050
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (c)	155,000	152,850
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (c)	105,000	107,100
Tranche B 1LN, term loan 3.875% 9/30/18 (c)	9,950	9,913
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)	139,350	137,956
		417,869
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (c)	99,140	98,818
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC Tranche B 2LN, term loan 8.25% 11/30/20 (c)	100,000	101,375
Gaming - 1.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)	199,000	198,503
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	250,000	250,000
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)	363,424	362,062
		810,565
Healthcare - 0.9%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (c)	10,000	9,963
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (c)	69,825	69,650
Grifols, S.A. Tranche B, term loan 3.155% 2/27/21 (c)	219,450	218,353
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9841% 5/1/18 (c)	109,175	108,902
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (c)	87,545	87,108
Bank Loan Obligations - continued
	Principal Amount	Value
Healthcare - continued
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (c)	$ 60,000	$ 59,700
Tranche B 1LN, term loan 4.25% 1/28/21 (c)	116,700	114,074
		667,750
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)	15,000	14,963
Metals/Mining - 0.3%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (c)	133,988	133,150
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (c)	99,749	99,250
		232,400
Publishing/Printing - 0.2%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (c)	133,038	134,700
Restaurants - 0.6%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (c)	358,695	351,072
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (c)	35,000	35,088
Tranche B 2LN, term loan 9.25% 7/15/21 (c)	35,000	35,088
		421,248
Services - 1.2%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)	129,675	127,892
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	69,650	69,563
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)	170,000	167,450
Garda World Security Corp.:
term loan 4% 11/8/20 (c)	174,069	173,634
Tranche DD, term loan 4% 11/8/20 (c)	44,529	44,418
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)	199,489	193,006
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)	69,825	69,127
		845,090
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (c)	39,800	40,497
Bank Loan Obligations - continued
	Principal Amount	Value
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (c)	$ 45,000	$ 45,281
Tranche B 1LN, term loan 4.5% 4/9/21 (c)	80,000	80,150
		125,431
Super Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (c)	10,000	9,988
6% 5/22/18 (c)	169,572	171,117
		181,105
Technology - 0.9%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (c)	114,483	113,624
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (c)	263,337	262,020
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)	14,925	14,758
NXP BV Tranche D, term loan 3.25% 1/11/20 (c)	54,588	54,246
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (c)	204,488	202,698
		647,346
Telecommunications - 0.2%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (c)	124,055	124,055
TOTAL BANK LOAN OBLIGATIONS (Cost $8,368,363)		8,341,312
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $1,875,728)	1,875,728	1,875,728
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $70,814,038)		70,419,293
NET OTHER ASSETS (LIABILITIES) - 2.6%		1,862,301
NET ASSETS - 100%		$ 72,281,594
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,633,917 or 34.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 718
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 60,202,253	$ -	$ 60,202,253	$ -
Bank Loan Obligations	8,341,312	-	8,341,312	-
Money Market Funds	1,875,728	1,875,728	-	-
Total Investments in Securities:	$ 70,419,293	$ 1,875,728	$ 68,543,565	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $70,808,315. Net unrealized depreciation aggregated $389,022, of which $257,780 related to appreciated investment securities and $646,802 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short Duration
High Income Fund

July 31, 2014

1.969439.100

SDH-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.3%
	Principal Amount	Value
Air Transportation - 4.0%
Air Canada 6.625% 5/15/18 (b)	$ 200,000	$ 209,310
Allegiant Travel Co. 5.5% 7/15/19	220,000	222,475
U.S. Airways Group, Inc. 6.125% 6/1/18	1,320,000	1,389,300
United Continental Holdings, Inc. 6.375% 6/1/18	1,000,000	1,070,000
		2,891,085
Automotive - 4.2%
American Axle & Manufacturing, Inc. 5.125% 2/15/19	660,000	683,100
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	205,358
General Motors Co. 3.5% 10/2/18	110,000	110,550
General Motors Financial Co., Inc.:
3.25% 5/15/18	115,000	114,856
3.5% 7/10/19	55,000	55,000
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (b)(c)	1,800,000	1,890,000
		3,058,864
Banks & Thrifts - 4.1%
Ally Financial, Inc.:
3.5% 1/27/19	410,000	405,900
4.75% 9/10/18	340,000	353,600
Bank of America Corp.:
2% 1/11/18	150,000	149,892
6% 9/1/17	250,000	281,012
JPMorgan Chase & Co. 2.35% 1/28/19	200,000	201,089
Ocwen Financial Corp. 6.625% 5/15/19 (b)	565,000	577,713
Regions Bank 7.5% 5/15/18	250,000	295,156
SunTrust Bank 1.35% 2/15/17	200,000	200,229
Synovus Financial Corp. 5.125% 6/15/17	470,000	481,750
		2,946,341
Broadcasting - 1.0%
Clear Channel Communications, Inc.:
5.5% 12/15/16	425,000	416,500
9% 12/15/19	275,000	282,219
		698,719
Building Materials - 3.6%
Building Materials Holding Corp. 9% 9/15/18 (b)	95,000	101,650
CEMEX S.A.B. de CV 6.5% 12/10/19 (b)	2,020,000	2,108,375
Headwaters, Inc.:
7.25% 1/15/19	100,000	104,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Headwaters, Inc.: - continued
7.625% 4/1/19	$ 200,000	$ 210,000
U.S. Concrete, Inc. 8.5% 12/1/18	100,000	107,250
		2,631,775
Cable TV - 3.9%
Cablevision Systems Corp. 7.75% 4/15/18	150,000	166,875
DISH DBS Corp. 7.875% 9/1/19	185,000	212,750
Numericable Group SA 4.875% 5/15/19 (b)	2,245,000	2,256,216
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	223,663
		2,859,504
Capital Goods - 0.3%
Roper Industries, Inc. 1.85% 11/15/17	200,000	200,831
Chemicals - 2.1%
LSB Industries, Inc. 7.75% 8/1/19	15,000	16,088
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	500,000	517,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	910,000	957,775
		1,491,363
Containers - 2.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)	500,000	498,240
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2318% 12/15/19 (b)(c)	150,000	147,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 9% 4/15/19	800,000	834,000
		1,479,240
Diversified Financial Services - 10.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.75% 5/15/19 (b)	150,000	147,750
Aircastle Ltd.:
4.625% 12/15/18	795,000	808,913
6.25% 12/1/19	665,000	713,213
6.75% 4/15/17	100,000	108,875
CIT Group, Inc. 3.875% 2/19/19	60,000	59,700
Citigroup, Inc. 4.45% 1/10/17	200,000	214,482
CNH Industrial Capital LLC 3.375% 7/15/19 (b)	145,000	141,556
Discover Financial Services 6.45% 6/12/17	200,000	225,690
General Electric Capital Corp. 2.3% 1/14/19	100,000	101,432
Goldman Sachs Group, Inc. 1.3239% 11/15/18 (c)	200,000	203,266
Hyundai Capital America 2.55% 2/6/19 (b)	100,000	101,057
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	$ 610,000	$ 606,950
4.875% 3/15/19	1,395,000	1,401,975
ILFC E-Capital Trust I 5.21% 12/21/65 (b)(c)	115,000	111,263
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	45,000	44,831
International Lease Finance Corp.:
3.875% 4/15/18	35,000	34,871
6.25% 5/15/19	175,000	189,875
8.75% 3/15/17	400,000	454,000
Morgan Stanley 2.125% 4/25/18	150,000	150,471
NiSource Finance Corp. 5.25% 9/15/17	200,000	221,752
SLM Corp.:
4.875% 6/17/19	655,000	659,913
5.5% 1/15/19	710,000	734,850
8.45% 6/15/18	65,000	75,156
		7,511,841
Electric Utilities - 1.6%
Atlantic Power Corp. 9% 11/15/18	305,000	317,200
DCP Midstream Operating LP 2.5% 12/1/17	100,000	102,202
RJS Power Holdings LLC 5.125% 7/15/19 (b)	725,000	714,125
		1,133,527
Energy - 4.0%
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7378% 8/1/19 (b)(c)	10,000	9,650
7.125% 11/1/20 (b)	50,000	48,250
Anadarko Petroleum Corp. 5.95% 9/15/16	200,000	220,157
Basic Energy Services, Inc. 7.75% 2/15/19	1,020,000	1,068,450
Energy Partners Ltd. 8.25% 2/15/18	35,000	36,575
Expro Finance Luxembourg SCA 8.5% 12/15/16 (b)	125,000	128,906
Exterran Holdings, Inc. 7.25% 12/1/18	55,000	57,338
Forbes Energy Services Ltd. 9% 6/15/19	445,000	451,675
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19 (b)	50,000	49,750
Offshore Group Investment Ltd. 7.5% 11/1/19	280,000	288,400
Petroleos Mexicanos 3.5% 7/18/18	250,000	260,000
Western Gas Partners LP 2.6% 8/15/18	200,000	203,756
Whiting Petroleum Corp. 5% 3/15/19	85,000	89,038
		2,911,945
Nonconvertible Bonds - continued
	Principal Amount	Value
Entertainment/Film - 0.3%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)	$ 200,000	$ 206,000
Environmental - 0.2%
Tervita Corp. 9.75% 11/1/19 (b)	120,000	118,200
Gaming - 0.9%
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18	625,000	634,375
Healthcare - 8.1%
Amgen, Inc. 1.25% 5/22/17	300,000	298,942
Community Health Systems, Inc. 5.125% 8/15/18	1,115,000	1,142,875
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	500,000	515,000
8.75% 3/15/18	575,000	609,500
9.875% 4/15/18	200,000	211,000
Express Scripts Holding Co. 2.65% 2/15/17	200,000	206,496
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (b)	1,075,000	1,144,875
HCA Holdings, Inc. 3.75% 3/15/19	305,000	302,713
Tenet Healthcare Corp. 5% 3/1/19 (b)	1,265,000	1,246,025
Valeant Pharmaceuticals International 6.75% 8/15/18 (b)	150,000	156,750
		5,834,176
Homebuilders/Real Estate - 6.2%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	162,327
D.R. Horton, Inc.:
3.625% 2/15/18	180,000	180,450
3.75% 3/1/19	230,000	225,400
DDR Corp. 4.75% 4/15/18	150,000	162,251
Essex Portfolio LP 5.5% 3/15/17 (b)	250,000	275,178
KB Home 4.75% 5/15/19	595,000	587,563
Lennar Corp. 4.125% 12/1/18	50,000	50,250
Liberty Property LP 6.625% 10/1/17	150,000	170,523
Mack-Cali Realty LP 2.5% 12/15/17	150,000	152,135
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)	565,000	548,050
Standard Pacific Corp. 8.375% 5/15/18	420,000	481,950
Toll Brothers Finance Corp. 4% 12/31/18	335,000	340,025
Weyerhaeuser Real Estate Co. 4.375% 6/15/19 (b)	420,000	413,700
William Lyon Homes, Inc. 5.75% 4/15/19 (b)	700,000	701,750
		4,451,552
Nonconvertible Bonds - continued
	Principal Amount	Value
Insurance - 0.6%
American International Group, Inc. 5.45% 5/18/17	$ 200,000	$ 221,828
ING U.S., Inc. 2.9% 2/15/18	200,000	206,090
		427,918
Leisure - 0.5%
NCL Corp. Ltd. 5% 2/15/18	340,000	346,800
Metals/Mining - 3.9%
Anglo American Capital PLC 1.1836% 4/15/16 (b)(c)	200,000	200,600
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (b)	485,000	520,163
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	200,000	201,855
Imperial Metals Corp. 7% 3/15/19 (b)	700,000	715,371
Peabody Energy Corp. 6% 11/15/18	920,000	917,700
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (b)	265,000	274,275
		2,829,964
Paper - 1.9%
Sappi Papier Holding GmbH 7.75% 7/15/17 (b)	1,225,000	1,344,438
Publishing/Printing - 0.2%
Cenveo Corp. 6% 8/1/19 (b)	170,000	164,475
Services - 2.7%
Bankrate, Inc. 6.125% 8/15/18 (b)	145,000	152,975
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	825,000	858,000
Hertz Corp. 4.25% 4/1/18	460,000	464,600
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (c)	500,000	517,500
		1,993,075
Shipping - 3.1%
Aguila 3 SA 7.875% 1/31/18 (b)	1,170,000	1,224,113
Navios Maritime Holdings, Inc. 8.125% 2/15/19	1,020,000	1,042,950
		2,267,063
Steel - 0.4%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	120,000	118,800
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	35,000	37,056
11.25% 10/15/18	155,000	171,275
		327,131
Nonconvertible Bonds - continued
	Principal Amount	Value
Super Retail - 1.2%
Best Buy Co., Inc. 5% 8/1/18	$ 405,000	$ 419,337
JC Penney Corp., Inc. 5.75% 2/15/18	500,000	457,500
		876,837
Technology - 6.9%
ADT Corp. 4.125% 4/15/19	1,805,000	1,809,513
Advanced Micro Devices, Inc. 6.75% 3/1/19 (b)	2,035,000	2,096,050
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 2.75% 5/15/17 (b)	150,000	148,125
Dell, Inc. 5.65% 4/15/18	800,000	852,000
Viasystems, Inc. 7.875% 5/1/19 (b)	50,000	52,000
		4,957,688
Telecommunications - 5.0%
Alcatel-Lucent U.S.A., Inc. 4.625% 7/1/17 (b)	455,000	458,413
Altice Financing SA 7.875% 12/15/19 (b)	500,000	539,436
AT&T, Inc. 1.1372% 11/27/18 (c)	200,000	203,646
Digicel Group Ltd. 8.25% 9/1/17 (b)	150,000	153,375
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	195,000	208,650
Level 3 Financing, Inc. 3.8229% 1/15/18 (b)(c)	240,000	241,800
Sprint Communications, Inc. 9% 11/15/18 (b)	335,000	392,788
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	315,000	324,450
6.464% 4/28/19	635,000	661,988
Verizon Communications, Inc. 3.65% 9/14/18	250,000	266,580
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	160,000	156,400
		3,607,526
TOTAL NONCONVERTIBLE BONDS (Cost $60,569,947)		60,202,253
Bank Loan Obligations - 11.5%

Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (c)	95,000	94,406
Automotive - 0.1%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (c)	19,900	19,850
Chrysler Group LLC term loan 3.25% 12/31/18 (c)	59,850	59,252
		79,102
Broadcasting - 1.1%
Clear Channel Capital I LLC Tranche B, term loan 3.805% 1/29/16 (c)	100,000	98,500
Bank Loan Obligations - continued
	Principal Amount	Value
Broadcasting - continued
Clear Channel Communications, Inc. Tranche D, term loan 6.905% 1/30/19 (c)	$ 545,000	$ 534,013
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)	124,624	124,624
		757,137
Building Materials - 0.2%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (c)	134,663	133,653
Tranche 2LN, term loan 7.75% 4/1/22 (c)	25,000	25,000
		158,653
Cable TV - 0.8%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (c)	347,742	342,526
CSC Holdings LLC Tranche B, term loan 2.655% 4/17/20 (c)	101,085	99,316
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (c)	67,019	67,354
Tranche B 2LN, term loan 4.5% 5/8/20 (c)	57,981	58,271
		567,467
Capital Goods - 0.4%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 4.25% 6/30/21 (c)	230,000	230,097
Tranche 2LN, term loan 7.25% 6/30/22 (c)	90,000	90,113
		320,210
Containers - 0.4%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)	29,925	29,738
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (c)	285,000	282,150
		311,888
Diversified Financial Services - 0.5%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)	210,000	215,250
TransUnion LLC Tranche B, term loan 4% 4/9/21 (c)	169,575	169,893
		385,143
Electric Utilities - 1.1%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)	767,288	749,449
Southcross Energy Partners LP Tranche B, term loan 7/29/21 (d)	5,000	5,019
Bank Loan Obligations - continued
	Principal Amount	Value
Electric Utilities - continued
Southcross Holdings Borrower LP Tranche B, term loan 7/29/21 (d)	$ 10,000	$ 10,025
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (c)	39,900	39,601
		804,094
Energy - 0.6%
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/23/21 (c)	10,000	10,050
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (c)	155,000	152,850
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (c)	105,000	107,100
Tranche B 1LN, term loan 3.875% 9/30/18 (c)	9,950	9,913
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)	139,350	137,956
		417,869
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (c)	99,140	98,818
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC Tranche B 2LN, term loan 8.25% 11/30/20 (c)	100,000	101,375
Gaming - 1.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)	199,000	198,503
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	250,000	250,000
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)	363,424	362,062
		810,565
Healthcare - 0.9%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (c)	10,000	9,963
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (c)	69,825	69,650
Grifols, S.A. Tranche B, term loan 3.155% 2/27/21 (c)	219,450	218,353
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9841% 5/1/18 (c)	109,175	108,902
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (c)	87,545	87,108
Bank Loan Obligations - continued
	Principal Amount	Value
Healthcare - continued
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (c)	$ 60,000	$ 59,700
Tranche B 1LN, term loan 4.25% 1/28/21 (c)	116,700	114,074
		667,750
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)	15,000	14,963
Metals/Mining - 0.3%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (c)	133,988	133,150
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (c)	99,749	99,250
		232,400
Publishing/Printing - 0.2%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (c)	133,038	134,700
Restaurants - 0.6%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (c)	358,695	351,072
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (c)	35,000	35,088
Tranche B 2LN, term loan 9.25% 7/15/21 (c)	35,000	35,088
		421,248
Services - 1.2%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)	129,675	127,892
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	69,650	69,563
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)	170,000	167,450
Garda World Security Corp.:
term loan 4% 11/8/20 (c)	174,069	173,634
Tranche DD, term loan 4% 11/8/20 (c)	44,529	44,418
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)	199,489	193,006
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)	69,825	69,127
		845,090
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (c)	39,800	40,497
Bank Loan Obligations - continued
	Principal Amount	Value
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (c)	$ 45,000	$ 45,281
Tranche B 1LN, term loan 4.5% 4/9/21 (c)	80,000	80,150
		125,431
Super Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (c)	10,000	9,988
6% 5/22/18 (c)	169,572	171,117
		181,105
Technology - 0.9%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (c)	114,483	113,624
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (c)	263,337	262,020
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)	14,925	14,758
NXP BV Tranche D, term loan 3.25% 1/11/20 (c)	54,588	54,246
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (c)	204,488	202,698
		647,346
Telecommunications - 0.2%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (c)	124,055	124,055
TOTAL BANK LOAN OBLIGATIONS (Cost $8,368,363)		8,341,312
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $1,875,728)	1,875,728	1,875,728
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $70,814,038)		70,419,293
NET OTHER ASSETS (LIABILITIES) - 2.6%		1,862,301
NET ASSETS - 100%		$ 72,281,594
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,633,917 or 34.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 718
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 60,202,253	$ -	$ 60,202,253	$ -
Bank Loan Obligations	8,341,312	-	8,341,312	-
Money Market Funds	1,875,728	1,875,728	-	-
Total Investments in Securities:	$ 70,419,293	$ 1,875,728	$ 68,543,565	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $70,808,315. Net unrealized depreciation aggregated $389,022, of which $257,780 related to appreciated investment securities and $646,802 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2014